UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-8056

Praxis Mutual Funds

(Exact name of registrant as specified in charter)

1110 N. Main Street, Goshen, IN 46527

(Address of principal executive offices) (Zip code)

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Harford, Connecticut 06103

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-977-2947

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

# Praxis Mutual Funds

## Semi-Annual Report and Privacy Policy

for the six months ending June 30, 2019 (unaudited)

| **Praxis Mutual Funds** | **Class A** | **Class I** |
|---|---|---|
| Impact Bond Fund | MIIAX | MIIIX |
| International Index Fund | MPLAX | MPLIX |
| Value Index Fund | MVIAX | MVIIX |
| Growth Index Fund | MGNDX | MMDEX |
| Small Cap Index Fund | MMSCX | MMSIX |

| **Praxis Genesis Portfolios** | **Class A** |
|---|---|
| Conservative Portfolio | MCONX |
| Balanced Portfolio | MBAPX |
| Growth Portfolio | MGAFX |

**Praxis Mutual Funds®**

A fund family of Everence

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Praxis Mutual Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.PraxisMutualfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change; and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by notifying your financial intermediary directly or, if you are a direct investor, by calling 800-977-2947.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly with the Praxis Mutual Funds, you can call 800-977-2947. Your election to receive reports in paper will apply to all funds held with the Praxis Mutual Funds or your financial intermediary.

Table of Contents

Message from the President	1
Performance	2
Praxis Impact Bond Fund
Schedule of Investments	4
Praxis International Index Fund
Schedule of Investments	11
Praxis Value Index Fund
Schedule of Investments	21
Praxis Growth Index Fund
Schedule of Investments	25
Praxis Small Cap Index Fund
Schedule of Investments	29
Praxis Genesis Conservative Portfolio
Schedule of Investments	35
Praxis Genesis Balanced Portfolio
Schedule of Investments	36
Praxis Genesis Growth Portfolio
Schedule of Investments	37
Financial Statements
Statements of Assets & Liabilities	38
Statements of Operations	40
Statements of Changes in Net Assets	42
Financial Highlights	45
Notes to Financial Statements	53
Additional Fund Information	64

Message from the President

Dear Praxis shareholder:

This year marks the 25th anniversary of Praxis Mutual Funds®. Over a quarter century, our fund managers have navigated many different market environments, ranging from an internet-fueled rally in the late 1990s to the tech bubble crash in the early aughts to the Great Recession and the persistent recovery of the last decade. The funds and strategies have changed through these alternating periods of calm and chaos, but our commitment to work on behalf of shareholders to deliver investment returns and to make a positive impact on the world has not.

Praxis has made an impact on the world because shareholders placed their confidence in our team. We recognize that our shareholders are attracted to Praxis because they want their values to be reflected in their investments, but they also need investment products that help them prepare for the future. Whether building a nest egg for retirement, saving for college tuition, or planning for unanticipated expenses, our shareholders have counted on Praxis to offer funds that deliver results and have partnered with us in promoting positive change.

Through consistent — and insistent — advocacy, Praxis has pushed companies to consider the impact of their decisions on stakeholders far and near. Among other successes over the years, we have helped bring real change to the use of child labor, promoted human rights standards, hastened the removal of toxic chemicals from health and beauty products and encouraged utility companies to accelerate their conversion to renewable energy production.

In the early years, we did this against a backdrop of widely held skepticism about the wisdom of incorporating faith values into investing. The financial market establishment argued that viewing investment decisions through a non-financial lens would result in diminished returns. We knew better. Our shareholders voted with their dollars to invest for a better world, even as they invested for their own futures. As markets evolved, more investors discovered that a consideration of environmental, social and governance (ESG) factors may lead to better investment results — and today, the ESG integration movement is sweeping the investment industry.

As the rest of the mutual fund industry catches up and begins to consider these factors in their investment strategies, Praxis is leading in new ways to make an impact on the world. The Praxis Impact Bond fund demonstrates that an even more effective way to make a positive impact on the world is to actively direct money to those positive activities. Our purchase of market rate positive impact bonds funds a range of activities that support communities and the climate. We believe that investing in what we want to see, while also screening out certain companies and industries, is the best way to show our faith and to express optimism about the future.

Thank you for joining Praxis in this endeavor. We are grateful you have chosen to join us in making the world a better place through your investment decisions.

Sincerely,

Chad M. Horning, CFA®
President

Praxis Mutual Funds are advised by Everence Capital Management and distributed through FINRA member Foreside Financial Services, LLC.

The Fund’s stewardship investing strategy could cause the Fund to sell or avoid securities that may subsequently perform well, and the application of social screens may cause the Fund to lag the performance of its index or peer group.

The views expressed are those of the president of Praxis Mutual Funds as of June 30, 2019, are subject to change, and may differ from the views of portfolio managers or the firm as a whole. These views are not intended to be a forecast of future events, a guarantee of future results, or investment advice. All data referenced are from sources deemed to be reliable but cannot be guaranteed. Securities and sectors referenced should not be construed as a solicitation or recommendation or be used as the sole basis for any investment decisions.

Performance

We are pleased to provide this 2019 mid-year update for the Praxis Mutual Funds. The following tables summarize the performance of the Praxis Mutual Funds as of June 30, 2019.

			Annualized
	NAV 6/30/19	Six Months Ended 6/30/19	One Year Ended 6/30/19	Three Years Ended 6/30/19	Five Years Ended 6/30/19	Ten Years Ended 6/30/19	Since Inception 6/30/19	Inception Date	Expense Ratio *** Gross/Net
Praxis Impact Bond Fund
Class A *	$10.58	1.79%	3.09%	0.68%	1.69%	3.27%		5/12/1999
Class A (Without Load)	$10.58	5.72%	7.07%	1.99%	2.47%	3.66%		5/12/1999	0.98%	0.98%
Class I **	$10.53	5.89%	7.59%	2.42%	2.88%	4.07%		5/1/2006	0.53%	0.53%
Bloomberg Barclays U.S. Aggregate Bond Index [1]		6.11%	7.87%	2.31%	2.95%	3.90%
Praxis International Index Fund
Class A *	$10.98	6.50%	-5.83%	5.83%	0.29%	n/a	1.81%	12/31/2010
Class A (Without Load)	$10.98	12.38%	-0.62%	7.76%	1.37%	n/a	2.45%	12/31/2010	1.31%	1.31%
Class I **	$11.07	12.96%	0.23%	8.50%	2.00%	n/a	3.10%	12/31/2010	0.65%	0.65%
MSCI All Country World Index ex-U.S. [2]		13.60%	1.29%	9.39%	2.16%		3.74%
Praxis Value Index Fund
Class A *	$13.85	11.16%	3.23%	9.22%	6.06%	11.52%		5/1/2001
Class A (Without Load)	$13.85	17.27%	8.92%	11.19%	7.21%	12.12%		5/1/2001	0.89%	0.89%
Class I **	$13.77	17.49%	9.37%	11.71%	7.70%	12.76%		5/1/2006	0.42%	0.42%
S&P 500 Value Index [3]		16.70%	8.67%	10.64%	7.92%	13.10%
Praxis Growth Index Fund
Class A *	$26.48	13.79%	6.37%	14.80%	11.33%	14.63%		5/1/2007
Class A (Without Load)	$26.48	20.09%	12.28%	16.89%	12.54%	15.25%		5/1/2007	0.82%	0.82%
Class I **	$26.71	20.26%	12.67%	17.36%	12.99%	15.77%		5/1/2007	0.43%	0.43%
S&P 500 Growth Index [4]		20.18%	12.02%	17.25%	13.09%	16.10%
Praxis Small Cap Index Fund
Class A *	$8.35	6.37%	-10.99%	5.04%	1.49%	10.09%		5/1/2007
Class A (Without Load)	$8.35	12.23%	-6.09%	6.96%	2.60%	10.69%		5/1/2007	1.49%	1.11%
Class I	$9.15	12.55%	-5.55%	7.63%	3.24%	11.34%		5/1/2007	0.46%	0.46%
S&P SmallCap 600 Index [5]		13.69%	-4.88%	11.97%	8.41%	14.99%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. These performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance information current to the most recent month end, please visit www.praxismutualfunds.com. Indexes are unmanaged, do not incur fees, and it is not possible to invest directly in an index.

The total returns shown reflect any expenses that were contractually or voluntarily reduced, reimbursed or paid by any party during the periods presented. In such instances, and without activity, the total returns would have been lower.

*    The total return figures shown reflect the maximum sales charge applicable to Class A Shares for each Fund. Class A Shares have a maximum sales charge on purchases of 3.75% for the Praxis Impact Bond Fund and 5.25% for all other Praxis Mutual Funds.

**    Reflects the expense ratios as reported in the Prospectus dated April 30, 2019. For certain funds, as indicated in the difference between the gross and net expense ratio, contractual fee reductions are in effect through April 30, 2020 for Class A Shares.

1    Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index composed of the Bloomberg Barclays U.S. Government/Credit Index and the Bloomberg Barclays U.S. Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities, and is intended to be generally representative of the bond market as a whole.

2    The MSCI All Country World-Index ex-U.S. is a market-capitalization-weighted index designed to provide a broad measure of stock performance throughout the world, with the exception of U.S. based companies. The index includes both developed and emerging markets.

3    The S&P 500 Value Index represents the value companies (defined by book value to price ratio earnings to price ratio and sales to price ratio) of the S&P 500 Index, a universe of large capitalization companies in the U.S. equity market.

4    The S&P 500 Growth Index represents the growth companies (defined by sales growth, earnings change to price, and momentum) of the S&P 500 Index, a universe of large capitalization companies in the U.S. equity market.

5     S&P SmallCap 600 Index measures the small-cap segment of the U.S. equity market. The index is designed to track companies that meet specific inclusion criteria to ensure they are liquid and financially viable.

The above indexes are for illustrative purposes only and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Funds’ performance reflects the deduction of these expenses. An investor cannot invest directly in an index, although an investor can invest in its underlying securities.

Performance, continued

			Annualized
	NAV 6/30/19	Six Months Ended 6/30/19	One Year Ended 6/30/19	Three Years Ended 6/30/19	Five Years Ended 6/30/19	Ten Years Ended 6/30/19	Since Inception 6/30/19	Inception Date	Expense Ratio ** Gross/Net
Praxis Genesis Conservative Portfolio
Class A *	$11.90	2.99%	1.20%	2.92%	2.63%	n/a	4.42%	12/31/2009
Class A (Without Load)	$11.90	8.69%	6.80%	4.80%	3.75%	n/a	5.01%	12/31/2009	1.15%	1.12%
S&P Target Risk Conservative Index [6]		8.96%	7.02%	5.31%	3.91%	n/a	5.09%
Conservative Composite Benchmark [7]		9.36%	7.83%	5.51%	4.67%	n/a	6.03%
Praxis Genesis Balanced Portfolio
Class A *	$13.79	5.72%	0.24%	5.63%	3.79%	n/a	6.17%	12/31/2009
Class A (Without Load)	$13.79	11.61%	5.79%	7.54%	4.91%	n/a	6.77%	12/31/2009	1.03%	1.03%
S&P Target Risk Growth Index [8]		11.91%	6.25%	8.05%	5.47%	n/a	7.59%
Balanced Composite Benchmark [9]		12.32%	6.65%	8.54%	6.09%	n/a	8.17%
Praxis Genesis Growth Portfolio
Class A *	$15.09	7.48%	-0.71%	7.25%	4.38%	n/a	7.20%	12/31/2009
Class A (Without Load)	$15.09	13.46%	4.81%	9.18%	5.51%	n/a	7.80%	12/31/2009	1.10%	1.10%
S&P Target Risk Aggressive Index [10]		13.92%	5.73%	9.83%	6.18%	n/a	9.31%
Growth Composite Benchmark [11]		14.24%	5.67%	10.51%	6.95%	n/a	9.51%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. These performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance information current to the most recent month end, please visit www.praxismutualfunds.com. Indexes are unmanaged, do not incur fees, and it is not possible to invest directly in an index.

The total returns shown reflect any expenses that were contractually or voluntarily reduced, reimbursed or paid by any party during the periods presented. In such instances, and without activity, the total returns would have been lower.

*    The total return figures shown reflect the maximum sales charge applicable to Class A Shares for each Fund. Class A Shares have a maximum sales charge on purchases of 5.25%.

**    Reflects the expense ratios as reported in the Prospectus dated April 30, 2019. For certain funds, as indicated in the difference between the gross and net expense ratio, contractual fee reductions are in effect through April 30, 2020 for Class A Shares.

6    S&P Target Risk Conservative Index seeks to emphasize exposure to fixed income, in order to produce a current income stream and avoid excessive volatility of returns. Equities are included to protect long-term purchasing power. The series is comprised of four multi-asset class indices. The index is comprised exclusively of exchange traded funds.

7    The Conservative Composite Benchmark is comprised of unmanaged indices that correspond to the Portfolio’s model allocation and effective January 1, 2019, consists of the Bloomberg Barclays U.S. Aggregate Bond Index (70%), the MSCI ACWI ex USA Index (9%), the S&P 500 Index (18.5%) and the S&P Small Cap 600 Index (2.5%). The composite benchmark from January 1, 2017 to December 31, 2018 consisted of the Bloomberg Barclays U.S. Aggregate Bond Index (70%), the MSCI ACWI ex USA Index (Net) (7.5%), the S&P 500 Index (20%) and the S&P Small Cap 600 Index (2.5%).The composite benchmark from April 30, 2013 to December 31, 2016 consisted of the Bloomberg Barclays U.S. Aggregate Bond Index (70%), the MSCI ACWI ex USA Index (Net) (7.5%), the S&P 500 Index (20%) and the Russell 2000 Index (2.5%).The composite benchmark prior to April 30, 2013 consisted of the Bloomberg Barclays U.S. Aggregate Bond Index (70%), the MSCI EAFE Index (7.5%), the Russell 1000 Index (20%) and the Russell 2000 Index (2.5%).

8    S&P Target Risk Growth Index seeks to provide increased exposure to equities, while using fixed income to dampen risk.The series is comprised of four multi-asset class indices.The index is comprised exclusively of exchange trade funds.

9    The Balanced Composite Benchmark is comprised of unmanaged indices that correspond to the Portfolio’s model allocation and effective January 1, 2019, consists of the Bloomberg Barclays U.S. Aggregate Bond Index (40%), the MSCI ACWI ex USA Index (18%), the S&P 500 Index (32%) and the S&P Small Cap 600 Index (10%). The composite benchmark from January 1, 2017 to December 31, 2018 consisted of the Bloomberg Barclays U.S. Aggregate Bond Index (40%), the MSCI ACWI ex USA (Net) (15%), the S&P 500 Index (35%) and the S&P Small Cap 600 Index (10%).The composite benchmark from April 30, 2013 to December 31, 2016 consisted of the Bloomberg Barclays U.S. Aggregate Bond Index (40%), the MSCI ACWI ex USA Index (Net) (15%), the S&P 500 Index (35%) and the Russell 2000 Index (10%).The composite benchmark prior to April 30, 2013 consisted of the Bloomberg Barclays U.S. Aggregate Bond Index (40%), the MSCI EAFE Index (15%), the Russell 1000 Index (35%) and the Russell 2000 Index (10%).

10    S&P Target Risk Aggressive Index seeks to emphasize exposure to equities, maximizing opportunities for long-term capital accumulation. It may include small allocations in fixed income to enhance portfolio efficiency. The series is comprised of four multi-asset class indices. The index is comprised exclusively of exchange traded funds.

11    The Growth Composite Benchmark is comprised of unmanaged indices that correspond to the Portfolio’s model allocation and effective January 1, 2019, consists of the Bloomberg Barclays U.S. Aggregate Bond Index (20%), the MSCI ACWI ex USA Index (24%), the S&P 500 Index (41%) and the S&P Small Cap 600 Index (15%). The composite benchmark from January 1, 2017 to December 31, 2018 consisted of the Bloomberg Barclays U.S. Aggregate Bond Index (20%), the MSCI ACWI ex USA Index (Net) (20%), the S&P 500 Index (45%) and the S&P Small Cap 600 Index (15%).The composite benchmark from April 30, 2013 to December 31, 2016 consisted of the Bloomberg Barclays U.S. Aggregate Bond Index (20%), the MSCI ACWI ex USA Index (Net) (20%), the S&P 500 Index (45%) and the Russell 2000 Index (15%).The composite benchmark prior to April 30, 2013 consisted of the Bloomberg Barclays U.S. Aggregate Bond Index (20%), the MSCI EAFE Index (20%), the Russell 1000 Index (45%) and the Russell 2000 Index (15%).

The above indexes are for illustrative purposes only and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Funds’ performance reflects the deduction of these expenses. An investor cannot invest directly in an index, although an investor can invest in its underlying securities.

Schedule of Investments

Praxis Impact Bond Fund

June 30, 2019 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
ASSET BACKED SECURITIES — 1.8%
CAL Funding II Ltd. (a)(b)	3.620%	06/25/42	$600,000	$613,963
CLI Funding LLC	2.830%	03/18/28	335,000	335,198
Cronos Containers Program Ltd.	3.270%	11/18/29	490,741	493,949
Global SC Finance II SRL (b)	2.980%	04/17/28	440,833	440,270
Golden Credit Card Trust	1.600%	09/15/21	2,000,000	1,996,423
Master Credit Card Trust	2.260%	01/21/20	2,000,000	1,998,892
SBA Tower Trust (b)	2.898%	10/15/19	525,000	524,993
SBA Tower Trust (b)	3.448%	03/15/23	1,250,000	1,285,248
SolarCity LMC Series I LLC (b)	4.800%	12/21/26	551,428	581,579
SolarCity LMC Series IV LLC (b)	4.180%	08/21/45	222,695	225,355
Spruce ABS Trust	4.320%	06/15/28	230,903	233,012
Textainer Marine Containers Ltd.	3.720%	05/20/42	602,998	611,353
Toyota Motor Credit Corp.	1.300%	04/15/20	9,135	9,129
Verizon Owner Trust (b)	1.420%	01/20/21	16,428	16,414
Wendy’s Funding LLC (b)	3.783%	06/15/49	390,000	392,305
TOTAL ASSET BACKED SECURITIES (COST $9,635,629)				9,758,083

MUNICIPAL BONDS — 1.9%
American Municipal Power Ohio, Inc., Rev. Taxable-Hydroelectric Projects	7.334%	02/15/28	1,000,000	1,286,140
Cincinnati, Ohio Water System Rev.	6.458%	12/01/34	600,000	609,282
Columbus Multi-High School Building Corp.	6.446%	01/15/30	1,000,000	1,021,570
Findlay City School District	6.250%	12/01/37	270,000	274,309
Houston Independent School District	6.168%	02/15/34	1,000,000	1,003,430
Indianapolis Public School Multi-School Building	5.731%	07/15/29	1,500,000	1,501,995
Massachusetts St.	3.277%	06/01/46	1,500,000	1,510,695
New Jersey St. Housing and Mortgage Finance	2.600%	07/01/23	245,000	247,163
Osceola County Housing Finance Authority Rev.	3.350%	07/01/23	180,000	189,772
St. of Hawaii, Department of Business Economic Development & Tourism	1.467%	07/01/22	242,939	242,319
St. Paul Housing & Redevelopment Authority Rev.	2.993%	07/01/21	1,250,000	1,272,175
Warm Springs Reservation Confederated Tribe	8.250%	11/01/19	695,000	701,630
Wisconsin Department of Transportation	5.837%	07/01/30	800,000	800,000
TOTAL MUNICIPAL BONDS (COST $10,503,694)				10,660,480

CORPORATE BONDS — 39.7%
AIRLINES — 0.3%
British Airways, Series 2013-1 (b)	4.625%	06/20/24	592,512	627,411
Delta Air Lines, Inc.	2.875%	03/13/20	435,000	435,528
Southwest Airlines Co.	2.650%	11/05/20	680,000	682,849
				1,745,788

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 39.7%, continued
AUTO PARTS — 0.4%
American Honda Finance Corp.	3.550%	01/12/24	$357,000	$375,079
BorgWarner, Inc.	4.625%	09/15/20	1,500,000	1,535,111
				1,910,190
BANKS — 5.2%
Axis Bank/Dubai (b)	2.875%	06/01/21	500,000	497,922
Bank of America Corp.	2.151%	11/09/20	1,000,000	996,937
Bank of America Corp.	3.499%	05/17/22	1,000,000	1,019,272
Bank of America Corp.	3.300%	01/11/23	500,000	515,388
Bank of America Corp.	3.335%	01/25/23	1,000,000	1,025,611
Bank of America Corp.	4.100%	07/24/23	1,000,000	1,067,162
Bank of America Corp.	4.271%	07/23/29	1,000,000	1,092,196
Capital One Financial Corp.	2.500%	05/12/20	1,000,000	1,001,037
Citigroup, Inc.	4.500%	01/14/22	1,250,000	1,313,985
Citigroup, Inc.	3.875%	10/25/23	1,000,000	1,057,610
Citigroup, Inc.	3.700%	01/12/26	1,750,000	1,842,224
Commonwealth Bank of Australia (b)	2.250%	03/10/20	1,500,000	1,499,436
Discover Bank/Greenwood DE	4.200%	08/08/23	1,255,000	1,331,810
Fifth Third Bank	3.650%	01/25/24	1,250,000	1,313,512
ING Groep N.V. (b)	4.625%	01/06/26	1,250,000	1,363,605
JPMorgan Chase & Co.	4.625%	05/10/21	500,000	520,498
JPMorgan Chase & Co.	3.250%	09/23/22	1,500,000	1,540,996
JPMorgan Chase & Co.	3.200%	06/15/26	2,557,000	2,631,495
Mitsubishi UFJ Financial Group	2.527%	09/13/23	1,250,000	1,247,397
National Australia Bank, New York Branch	3.625%	06/20/23	1,500,000	1,567,032
PNC Bank N.A.	3.500%	06/08/23	1,285,000	1,343,471
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	1,250,000	1,251,626
Toronto-Dominion Bank	1.850%	09/11/20	1,575,000	1,570,392
				28,610,614
BIOTECHNOLOGY — 0.5%
Biogen, Inc.	2.900%	09/15/20	1,000,000	1,005,023
Celgene Corp.	2.875%	08/15/20	1,250,000	1,256,632
Gilead Sciences, Inc.	3.650%	03/01/26	500,000	527,873
				2,789,528
BUILDING MATERIALS — 0.2%
Carlisle Cos., Inc.	3.500%	12/01/24	1,250,000	1,278,972

BUILDING MATERIALS & SERVICES — 0.1%
NVR, Inc.	3.950%	09/15/22	500,000	519,156

BUILDING PRODUCTS — 0.3%
Masco Corp.	3.500%	04/01/21	482,000	489,164
Owens Corning	4.200%	12/01/24	1,000,000	1,039,030
				1,528,194
CAPITAL MARKETS — 1.6%
Bank of New York Mellon Corp. (The), Perpetual Bond	4.950%	12/29/49	1,000,000	1,015,760
Goldman Sachs Group, Inc.	2.600%	04/23/20	1,000,000	1,001,912
Goldman Sachs Group, Inc.	6.000%	06/15/20	1,200,000	1,239,922

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2019 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 39.7%, continued
CAPITAL MARKETS — 1.6%, continued
Goldman Sachs Group, Inc.	3.272%	09/29/25	$1,500,000	$1,535,093
Jefferies Group LLC	8.500%	07/15/19	900,000	901,902
Morgan Stanley	3.125%	07/27/26	2,000,000	2,038,030
State Street Corp.	7.350%	06/15/26	1,000,000	1,265,904
				8,998,523
CHEMICALS — 1.4%
Avery Dennison Corp.	5.375%	04/15/20	1,250,000	1,274,047
DowDuPont, Inc.	4.493%	11/15/25	1,500,000	1,659,840
Ecolab, Inc.	5.500%	12/08/41	150,000	190,197
Ecolab, Inc.	3.950%	12/01/47	1,220,000	1,311,228
LG Chemical Ltd. (b)	3.250%	10/15/24	290,000	297,230
NOVA Chemicals Corp. (b)	5.250%	08/01/23	500,000	506,875
Nutrien Ltd.	5.875%	12/01/36	840,000	975,413
Solvay Finance America LLC	3.400%	12/03/20	1,250,000	1,262,027
				7,476,857
COMMERCIAL SERVICES & SUPPLIES — 0.2%
Steelcase, Inc.	5.125%	01/18/29	1,000,000	1,090,939

COMMUNICATIONS EQUIPMENT — 0.1%
Juniper Networks, Inc.	3.300%	06/15/20	500,000	502,941

CONSUMER FINANCE — 0.8%
American Express Credit Corp.	2.600%	09/14/20	1,000,000	1,003,745
American Express Credit Corp.	3.000%	10/30/24	1,000,000	1,025,070
Ford Motor Credit Co. LLC	3.157%	08/04/20	1,000,000	1,003,742
Hyundai Capital Services, Inc. (b)	2.875%	03/16/21	1,250,000	1,251,271
				4,283,828
CONSUMER SERVICES — 0.7%
Ford Foundation (The), Series 2017	3.859%	06/01/47	2,145,000	2,278,122
Local Initiatives Support Corp.	4.649%	03/01/37	1,500,000	1,578,007
				3,856,129
CONTAINERS & PACKAGING — 0.3%
Newell Rubbermaid, Inc.	3.850%	04/01/23	185,000	187,716
Sonoco Products Co.	5.750%	11/01/40	1,000,000	1,167,675
				1,355,391
DIVERSIFIED FINANCIAL SERVICES — 1.3%
AerCap Ireland Capital Ltd.	5.000%	10/01/21	1,000,000	1,048,837
Brookfield Finance, Inc.	4.250%	06/02/26	1,000,000	1,043,635
GATX Corp.	2.600%	03/30/20	897,000	896,189
GATX Corp.	4.350%	02/15/24	300,000	317,573
Genpact Luxembourg S.A.R.L.	3.700%	04/01/22	1,100,000	1,108,522
Moody’s Corp.	5.500%	09/01/20	1,000,000	1,035,448
MSCI, Inc. (b)	5.750%	08/15/25	500,000	525,000
S&P Global, Inc.	3.300%	08/14/20	750,000	757,843
S&P Global, Inc.	4.000%	06/15/25	500,000	542,912
				7,275,959
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
AT&T, Inc.	4.100%	02/15/28	507,000	536,439

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 39.7%, continued
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%, continued
AT&T, Inc.	5.250%	03/01/37	$500,000	$561,151
AT&T, Inc.	4.750%	05/15/46	1,000,000	1,056,014
Verizon Communications, Inc.	3.875%	02/08/29	1,000,000	1,072,623
Verizon Communications, Inc.	5.500%	03/16/47	1,250,000	1,569,452
				4,795,679
EDUCATION — 1.1%
Massachusetts Institute of Technology	3.959%	07/01/38	1,500,000	1,649,862
President & Fellows of Harvard College	3.150%	07/15/46	2,500,000	2,448,089
University of Notre Dame, Series 2017	3.394%	02/15/48	2,000,000	2,054,310
				6,152,261
ELECTRIC UTILITIES — 3.5%
Caledonia Generating LLC (b)	1.950%	02/28/22	303,696	302,644
DTE Electric Co.	4.050%	05/15/48	1,750,000	1,935,910
Electricite de France S.A. (b)	3.625%	10/13/25	1,250,000	1,321,213
Florida Power & Light Co.	3.700%	12/01/47	1,300,000	1,355,128
Georgia Power Co.	3.250%	04/01/26	1,000,000	1,012,366
Interstate Power & Light	3.600%	04/01/29	1,250,000	1,301,027
MidAmerican Energy Co.	3.950%	08/01/47	1,750,000	1,889,376
NextEra Energy Capital Holdings, Inc.	2.700%	09/15/19	1,250,000	1,249,951
Niagara Mohawk Power Corp. (b)	4.881%	08/15/19	840,000	842,201
NSTAR Electric Co.	5.500%	03/15/40	1,250,000	1,555,362
Pacificorp	8.080%	10/14/22	500,000	578,275
Pennsylvania Electric Co.	5.200%	04/01/20	500,000	508,756
Potomac Electric Power Co.	6.500%	11/15/37	1,000,000	1,374,613
Public Service Colorado	3.700%	06/15/28	1,750,000	1,887,474
San Diego Gas and Electric Co.	4.500%	08/15/40	841,000	899,717
Southern California Edison	4.050%	03/15/42	1,165,000	1,146,323
				19,160,336
ELECTRICAL EQUIPMENT — 0.4%
Johnson Controls, Inc.	3.750%	12/01/21	14,000	14,355
Legrand S.A.	8.500%	02/15/25	1,000,000	1,272,239
Thomas & Betts Corp.	5.625%	11/15/21	720,000	772,068
				2,058,662
FOOD & STAPLES RETAILING — 0.4%
Ahold Finance U.S.A., LLC, Series 2000-1, CV (a)(d)	7.820%	01/02/20	2,927	2,995
Ahold Finance U.S.A., LLC, CV	8.620%	01/02/25	940,987	1,075,884
Kroger Co. (The)	5.000%	04/15/42	1,000,000	1,041,565
				2,120,444
FOOD PRODUCTS — 2.4%
Bunge Ltd. Finance Corp.	3.500%	11/24/20	1,250,000	1,261,651
Campbell Soup Co.	3.950%	03/15/25	1,500,000	1,560,370
Cargill, Inc. (b)	4.760%	11/23/45	1,250,000	1,485,664
General Mills, Inc.	4.000%	04/17/25	1,500,000	1,595,388
J.M. Smucker Co. (The)	3.500%	03/15/25	1,250,000	1,292,937

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2019 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 39.7%, continued
FOOD PRODUCTS — 2.4%, continued
Kellogg Co.	2.650%	12/01/23	$1,000,000	$1,011,106
Kraft Heinz Foods Co.	5.375%	02/10/20	1,000,000	1,016,489
Mars, Inc. (b)	3.600%	04/01/34	1,500,000	1,596,839
Mead Johnson Nutrition Co.	3.000%	11/15/20	1,000,000	1,009,035
Wm. Wrigley Jr. Co. (b)	3.375%	10/21/20	1,430,000	1,449,552
				13,279,031
GAS UTILITIES — 0.5%
Brooklyn Union Gas Co. (b)	4.504%	03/10/46	1,250,000	1,402,546
Indiana Gas Co., Inc.	6.550%	06/30/28	250,000	304,168
Laclede Group, Inc. (The)	2.550%	08/15/19	1,250,000	1,247,868
				2,954,582
HEALTH CARE PROVIDERS & SERVICES — 0.7%
CVS Health Corp.	4.300%	03/25/28	1,250,000	1,318,097
Kaiser Foundation Hospital	3.150%	05/01/27	1,500,000	1,546,544
Laboratory Corp. of America Holdings	2.625%	02/01/20	1,000,000	1,000,618
				3,865,259
HOTELS, RESTAURANTS & LEISURE — 0.5%
Hyatt Hotels Corp.	3.375%	07/15/23	1,000,000	1,021,499
Marriott International, Inc.	3.600%	04/15/24	727,000	757,739
Starbucks Corp.	2.450%	06/15/26	1,000,000	989,704
				2,768,942
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.6%
Midland Cogeneration Venture, L.P., CV (b)	5.250%	03/15/25	156,447	155,745
Midland Cogeneration Venture, L.P., CV (b)	6.000%	03/15/25	403,963	408,076
Solar Star Funding LLC (b)	3.950%	06/30/35	303,881	279,556
Solar Star Funding LLC (b)	5.375%	06/30/35	462,166	466,697
Tenaska Virginia Partners, L.P. (b)	6.119%	03/30/24	684,033	724,910
Topaz Solar Farms LLC (b)	4.875%	09/30/39	284,061	284,061
Topaz Solar Farms LLC (b)	5.750%	09/30/39	664,070	698,933
				3,017,978
INDUSTRIAL CONGLOMERATES — 0.2%
Ingersoll-Rand Global Holding Co. Ltd.	2.900%	02/21/21	500,000	503,390
Ingersoll-Rand Global Holding Co. Ltd.	6.391%	11/15/27	655,000	769,802
				1,273,192
INSURANCE — 4.0%
Aflac, Inc.	4.000%	10/15/46	1,058,000	1,101,197
American International Group, Inc.	3.750%	07/10/25	1,250,000	1,308,678
Anthem, Inc., CV	2.500%	11/21/20	1,500,000	1,502,987
Athene Global Funding (b)	2.750%	04/20/20	1,550,000	1,553,299
Fidelity National Financial, Inc.	5.500%	09/01/22	725,000	784,680
Five Corners Funding Trust (b)	4.419%	11/15/23	1,000,000	1,071,963
Horace Mann Educators Corp.	4.500%	12/01/25	1,235,000	1,289,081
Jackson National Life Global Funding (b)	3.300%	06/11/21	1,250,000	1,272,570

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 39.7%, continued
INSURANCE — 4.0%, continued
Kemper Corp.	4.350%	02/15/25	$1,250,000	$1,307,891
Liberty Mutual Group, Inc. (b)	4.950%	05/01/22	1,050,000	1,112,050
Marsh & McLennan Cos., Inc.	3.750%	03/14/26	1,000,000	1,055,209
Met Life Global Funding	3.600%	01/11/24	1,750,000	1,847,482
OneBeacon US Holdings, Inc.	4.600%	11/09/22	1,000,000	1,034,444
Principal Financial Group, Inc., CV	3.700%	05/15/29	625,000	653,294
Prudential Financial, Inc. (a)	5.875%	09/15/42	500,000	529,245
Reinsurance Group of America, Inc., CV	3.900%	05/15/29	500,000	519,022
RLI Corp.	4.875%	09/15/23	1,000,000	1,073,134
Sammons Financial Group	4.450%	05/12/27	800,000	812,822
StanCorp Financial Group, Inc.	5.000%	08/15/22	1,250,000	1,311,912
W.R. Berkley Corp.	6.150%	08/15/19	710,000	712,751
				21,853,711
IT SERVICES — 0.7%
Broadridge Financial Solutions, Inc.	3.950%	09/01/20	1,000,000	1,016,595
Fiserv, Inc.	2.700%	06/01/20	1,000,000	1,002,014
IBM Corp.	3.300%	05/15/26	1,000,000	1,036,613
Xerox Corp.	4.070%	03/17/22	750,000	754,688
				3,809,910
LIFE SCIENCES TOOLS & SERVICES — 0.2%
Agilent Technologies, Inc.	3.875%	07/15/23	1,250,000	1,307,433

MACHINERY — 0.4%
Illinois Tool Works, Inc.	3.900%	09/01/42	1,000,000	1,090,717
Pall Corp.	5.000%	06/15/20	1,000,000	1,024,437
				2,115,154
MEDIA — 0.4%
Comcast Corp.	4.750%	03/01/44	500,000	583,106
Discovery Communications, Inc.	2.800%	06/15/20	1,000,000	1,002,001
Time Warner Cable, Inc.	4.500%	09/15/42	500,000	467,203
				2,052,310
METALS & MINING — 0.5%
Newcrest Finance Property Ltd. (b)	4.450%	11/15/21	1,000,000	1,037,308
Nucor Corp.	4.125%	09/15/22	665,000	701,394
Reliance Steel & Aluminum Co.	4.500%	04/15/23	1,105,000	1,160,214
				2,898,916
MULTI-LINE RETAIL — 0.0% (c)
Macy’s Retail Holdings, Inc.	9.500%	04/15/21	180,000	189,753

MULTI-UTILITIES — 1.4%
Avangrid, Inc.	3.150%	12/01/24	1,800,000	1,835,323
Duke Energy LLC	3.450%	03/15/29	1,250,000	1,317,900
Oneok Partners, L.P.	4.900%	03/15/25	1,042,000	1,132,746
Puget Energy, Inc.	5.625%	07/15/22	750,000	804,621
Puget Sound Energy, Inc.	4.223%	06/15/48	1,000,000	1,117,571

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2019 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 39.7%, continued
MULTI-UTILITIES — 1.4%, continued
Westar Energy, Inc.	2.550%	07/01/26	$1,260,000	$1,245,611
				7,453,772
OIL, GAS & CONSUMABLE FUELS — 0.2%
ConocoPhillips Holdings Co.	6.950%	04/15/29	1,000,000	1,344,568

PAPER & FOREST PRODUCTS — 0.3%
Fibria Overseas Finance Ltd.	5.500%	01/17/27	800,000	857,208
Klabin Finance S.A. (b)	4.875%	09/19/27	750,000	764,063
				1,621,271
PHARMACEUTICALS — 0.6%
AbbVie, Inc.	2.500%	05/14/20	1,000,000	999,905
AstraZeneca Wilmington	7.000%	11/15/23	1,100,000	1,286,289
Zoetis, Inc.	3.250%	02/01/23	1,200,000	1,224,775
				3,510,969
PIPELINES — 0.5%
Columbia Pipeline Group, Inc.	3.300%	06/01/20	850,000	855,730
Florida Gas Transmission Co. LLC (b)	4.350%	07/15/25	1,000,000	1,070,191
Northern Natural Gas Co. (b)	4.100%	09/15/42	1,000,000	1,019,787
				2,945,708
PROFESSIONAL SERVICES — 0.2%
Verisk Analytics, Inc.	5.800%	05/01/21	960,000	1,018,183

PUBLISHING — 0.2%
RELX Capital, Inc.	3.500%	03/16/23	1,200,000	1,239,249

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.5%
Alexandria Real Estate Equities, Inc.	4.000%	01/15/24	1,500,000	1,586,615
Boston Properties, L.P.	4.500%	12/01/28	1,250,000	1,387,787
Digital Realty Trust, L.P.	3.950%	07/01/22	1,250,000	1,302,747
ERP Operating, L.P.	4.150%	12/01/28	1,250,000	1,382,603
Regency Centers, L.P.	3.750%	06/15/24	1,000,000	1,041,642
Vornado Realty, L.P.	3.500%	01/15/25	567,000	578,735
Welltower, Inc.	5.250%	01/15/22	1,000,000	1,063,497
				8,343,626
ROAD & RAIL — 1.1%
Burlington Northern Santa Fe LLC	7.160%	01/02/20	73,951	75,592
Burlington Northern Santa Fe LLC	5.750%	05/01/40	1,000,000	1,318,091
Kansas City Southern	2.350%	05/15/20	500,000	498,959
Norfolk Southern Corp.	4.837%	10/01/41	1,000,000	1,158,006
Norfolk Southern Corp.	4.150%	02/28/48	500,000	537,246
Ryder System, Inc.	2.650%	03/02/20	455,000	455,317
Ryder System, Inc.	2.500%	05/11/20	795,000	794,730
TTX Co. (b)	2.600%	06/15/20	1,000,000	1,000,656
TTX Co.	4.600%	02/01/49	280,000	320,412
				6,159,009
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
Intel Corp.	3.734%	12/08/47	1,361,000	1,423,224
KLA-Tencor Corp.	3.375%	11/01/19	600,000	601,107

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 39.7%, continued
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%, continued
KLA-Tencor Corp.	4.125%	11/01/21	$500,000	$517,719
Lam Research Corp.	2.750%	03/15/20	1,000,000	1,000,879
Maxim Integrated Products, Inc.	3.375%	03/15/23	500,000	510,367
				4,053,296
SHIPPING — 0.1%
FedEx Corp.	3.400%	01/14/22	500,000	512,613

SOFTWARE — 0.4%
Microsoft Corp.	4.450%	11/03/45	2,000,000	2,398,503

SPECIALTY RETAIL — 0.7%
Advanced Auto Parts, Inc.	4.500%	01/15/22	402,000	417,824
Gap, Inc. (The)	5.950%	04/12/21	1,000,000	1,044,378
Lowe’s Cos., Inc.	4.650%	04/15/42	1,000,000	1,067,827
O’Reilly Automotive, Inc.	3.800%	09/01/22	1,000,000	1,038,486
				3,568,515
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
Apple, Inc.	2.850%	02/23/23	1,250,000	1,279,984
Apple, Inc.	3.000%	06/20/27	1,000,000	1,024,806
Seagate HDD Cayman	4.250%	03/01/22	305,000	310,173
				2,614,963
TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Hanesbrands, Inc. (b)	4.625%	05/15/24	500,000	519,100

TRANSPORTATION SERVICES — 0.4%
ERAC USA Finance LLC	2.700%	11/01/23	1,250,000	1,252,251
Mexico City Airport Trust (b)	4.250%	10/31/26	497,000	494,266
Penske Truck Leasing	3.450%	07/01/24	500,000	515,236
				2,261,753
TOTAL CORPORATE BONDS (COST $208,863,592)				218,461,660

CORPORATE NOTES — 1.0%
COMMUNITY DEVELOPMENT — 1.0%
Calvert Social Investment Foundation, Inc. (d)	1.500%	06/15/20	850,000	839,289
Calvert Social Investment Foundation, Inc. (d)	2.000%	06/15/22	980,000	962,973
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/15/23	1,650,000	1,657,963
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/23	950,000	954,517
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/17/24	980,000	981,460
TOTAL CORPORATE NOTES (COST $5,410,000)				5,396,202

FOREIGN GOVERNMENTS — 8.7%
FOREIGN AGENCY — 3.4%
Banco Nacional de Costa Rica (b)	5.875%	04/25/21	325,000	331,500
Bank Nederlandse Gemeenten (b)	1.625%	11/25/19	1,500,000	1,496,160
Bank Nederlandse Gemeenten (b)	2.125%	12/14/20	1,500,000	1,503,390
BNG Bank N.V. (b)	3.125%	11/08/21	1,500,000	1,541,810

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2019 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
FOREIGN GOVERNMENTS — 8.7%, continued
FOREIGN AGENCY — 3.4%, continued
Export Development Canada	1.625%	06/01/20	$700,000	$697,159
Export-Import Bank of Korea	2.125%	02/11/21	1,250,000	1,245,713
KFW	1.875%	11/30/20	1,000,000	999,397
KFW	2.000%	11/30/21	1,000,000	1,004,199
KFW	2.000%	09/29/22	1,500,000	1,509,923
Kommunalbanken A.S. (b)	1.375%	10/26/20	1,000,000	991,587
Kommunalbanken A.S. (b)	2.125%	02/11/25	1,000,000	1,007,800
Kommunivest I Sverige AB	1.875%	06/01/21	1,500,000	1,498,875
Korea East-West Power Co.	3.875%	07/19/23	147,000	153,961
Municipality Finance plc (b)	1.375%	09/21/21	1,000,000	988,520
Nacional Financiera SNC (b)	3.375%	11/05/20	1,000,000	1,002,260
Nederlandse Waterschapsbank N.V.	2.125%	11/15/21	1,500,000	1,508,775
Ras Laffan Liquefied Natural Gas Co. Ltd. II (b)	5.298%	09/30/20	166,800	169,632
Svensk Exportkredit AB	1.875%	06/23/20	1,000,000	997,812
				18,648,473
SUPRANATIONAL — 5.3%
African Development Bank	3.000%	12/06/21	1,000,000	1,027,780
Asian Development Bank	1.000%	08/16/19	1,500,000	1,496,985
Asian Development Bank	2.125%	03/19/25	1,000,000	1,011,777
Asian Development Bank	3.125%	09/26/28	1,000,000	1,085,942
European Bank for Reconstruction & Development	1.875%	07/15/21	1,500,000	1,501,005
European Investment Bank	2.500%	10/15/24	1,000,000	1,031,500
European Investment Bank	2.875%	06/13/25	1,000,000	1,054,500
European Investment Bank	2.125%	04/13/26	1,000,000	1,009,264
European Investment Bank	2.375%	05/24/27	1,000,000	1,029,364
Inter-American Development Bank	3.000%	09/26/22	2,000,000	2,071,987
Inter-American Development Bank	4.375%	01/24/44	3,000,000	3,873,726
International Bank for Reconstruction & Development	2.125%	03/03/25	500,000	506,455
International Bank for Reconstruction & Development	3.125%	11/20/25	1,000,000	1,068,275
International Development Association (b)	2.750%	04/24/23	5,000,000	5,166,543
International Finance Corp., Series GMTN	1.750%	03/30/20	3,000,000	2,991,698
International Finance Corp., Series GMTN	2.000%	10/24/22	2,000,000	2,012,987
Nordic Investment Bank	2.250%	09/30/21	1,000,000	1,008,501
				28,948,289
TOTAL FOREIGN GOVERNMENTS (COST $46,129,969)				47,596,762

	Coupon	Maturity	Principal Amount	Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.5%
Commercial Mortgage Pass Through Certificates	3.391%	05/15/45	$937,424	$960,511
Commercial Mortgage Pass Through Certificates	2.853%	10/15/45	1,000,000	1,009,750
OBP Depositor LLC Trust (b)	4.646%	07/15/45	1,040,000	1,051,582
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (COST $3,104,705)				3,021,843

U.S. GOVERNMENT AGENCIES — 42.0%
FEDERAL HOME LOAN BANK — 4.5%
FHLB	3.375%	06/12/20	1,000,000	1,012,654
FHLB	5.500%	07/15/36	17,120,000	23,895,192
				24,907,846
FEDERAL HOME LOAN MORTGAGE CORPORATION — 12.2%
FHLMC	5.000%	12/01/21	32,360	33,233
FHLMC	2.375%	01/13/22	8,460,000	8,584,985
FHLMC	5.500%	04/01/22	18,613	18,983
FHLMC	4.000%	11/01/24	253,606	263,422
FHLMC	4.000%	10/01/25	118,449	123,270
FHLMC	2.875%	04/25/26	3,000,000	3,089,883
FHLMC	6.000%	04/01/27	102,097	111,816
FHLMC	2.500%	10/01/27	674,215	680,613
FHLMC	7.000%	02/01/30	19,835	19,863
FHLMC	7.500%	07/01/30	136,021	154,372
FHLMC	7.000%	03/01/31	49,721	58,118
FHLMC	6.250%	07/15/32	10,250,000	14,716,373
FHLMC	3.000%	11/01/32	871,802	888,391
FHLMC	3.000%	11/01/32	1,257,031	1,280,948
FHLMC	5.500%	11/01/33	47,662	52,911
FHLMC (H15T1Y + 2.231)	4.231%	05/01/34	63,636	67,228
FHLMC (H15T1Y + 2.231)	4.231%	05/01/34	32,795	34,300
FHLMC	5.000%	07/01/35	96,687	105,731
FHLMC	4.500%	10/01/35	166,392	178,676
FHLMC	5.500%	03/01/36	46,890	52,067
FHLMC	5.500%	06/01/36	62,356	69,305
FHLMC	6.000%	06/01/36	57,250	63,592
FHLMC	5.500%	12/01/36	53,708	59,643
FHLMC	6.000%	08/01/37	32,543	36,870
FHLMC	5.000%	03/01/38	274,958	300,301
FHLMC	4.500%	06/01/39	328,474	353,006
FHLMC	5.000%	06/01/39	452,795	492,313
FHLMC	4.500%	07/01/39	337,143	362,285
FHLMC	4.500%	11/01/39	306,765	329,611
FHLMC	4.500%	09/01/40	506,143	543,975
FHLMC	4.500%	05/01/41	971,450	1,044,065
FHLMC	4.500%	07/01/41	989,327	1,063,177
FHLMC	5.000%	09/01/41	421,711	458,604
FHLMC	3.500%	10/01/41	648,839	670,980
FHLMC	4.000%	10/01/41	511,156	539,432
FHLMC	3.500%	02/01/42	949,185	985,988
FHLMC	4.000%	02/01/42	281,337	296,900
FHLMC	3.500%	06/01/42	1,144,156	1,188,626
FHLMC	3.500%	06/01/42	1,092,242	1,134,694
FHLMC	3.500%	08/01/42	1,189,223	1,235,447

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2019 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
U.S. GOVERNMENT AGENCIES — 42.0%, continued
FEDERAL HOME LOAN MORTGAGE CORPORATION — 12.2%, continued
FHLMC	3.000%	11/01/42	$1,912,470	$1,946,596
FHLMC	3.000%	01/01/43	1,154,967	1,175,584
FHLMC	3.000%	05/01/43	1,642,332	1,671,653
FHLMC	3.500%	10/01/44	1,451,547	1,503,775
FHLMC	3.500%	11/01/44	1,316,552	1,362,435
FHLMC	3.500%	04/01/45	1,588,109	1,638,982
FHLMC	3.000%	05/01/46	2,307,409	2,339,807
FHLMC	3.000%	12/01/46	4,082,990	4,145,793
FHLMC	3.500%	03/01/48	4,534,501	4,707,341
FHLMC	3.500%	03/01/49	4,864,924	4,984,344
				67,220,307
FEDERAL NATIONAL MORTGAGE ASSOCIATION — 22.1%
FNMA	7.000%	11/01/19	281	281
FNMA	7.000%	11/01/19	49	49
FNMA	3.500%	07/01/20	31,695	32,716
FNMA	1.875%	04/05/22	9,500,000	9,517,028
FNMA	5.500%	06/01/22	34,894	35,773
FNMA	2.890%	07/01/22	2,333,759	2,368,829
FNMA	2.000%	10/05/22	3,500,000	3,524,494
FNMA	2.190%	01/01/23	1,944,367	1,947,785
FNMA	2.375%	01/19/23	4,500,000	4,588,448
FNMA	2.670%	12/01/23	2,392,914	2,455,109
FNMA	2.646%	07/25/24	3,000,000	3,048,987
FNMA	2.625%	09/06/24	5,750,000	5,966,909
FNMA	2.890%	12/01/24	4,000,000	4,092,743
FNMA	3.080%	12/01/24	2,301,963	2,399,966
FNMA	2.710%	01/01/25	4,500,000	4,563,179
FNMA	5.000%	04/01/25	74,297	78,529
FNMA	5.000%	07/01/25	57,195	60,452
FNMA	3.500%	10/01/25	126,961	131,048
FNMA	5.000%	10/01/25	76,240	80,582
FNMA	5.500%	11/01/25	23	24
FNMA	4.000%	03/01/26	466,229	486,169
FNMA	2.125%	04/24/26	2,000,000	2,014,565
FNMA	8.500%	09/01/26	10,848	10,986
FNMA	2.878%	09/25/26	1,826,722	1,879,114
FNMA	2.746%	04/25/27	958,541	979,519
FNMA	2.500%	09/01/27	811,349	818,576
FNMA	2.500%	11/01/27	1,190,162	1,200,785
FNMA	3.044%	11/25/27	1,305,267	1,369,497
FNMA	2.500%	01/01/28	803,681	810,857
FNMA	3.325%	06/25/28	2,000,000	2,127,788
FNMA	6.625%	11/15/30	8,300,000	11,866,243
FNMA	2.000%	01/01/32	2,699,738	2,673,223
FNMA	3.000%	12/01/32	1,280,310	1,303,880
FNMA	6.000%	10/01/33	39,114	44,099
FNMA	5.500%	02/01/34	49,227	54,626
FNMA (12MO LIBOR + 1.645)	4.520%	05/01/34	13,625	14,133
FNMA (H15T1Y + 2.205)	4.716%	05/01/34	40,373	42,472
FNMA	6.000%	11/01/34	112,331	127,362
FNMA	5.500%	01/01/35	62,909	69,735
FNMA	5.000%	10/01/35	97,868	106,909
FNMA	5.500%	10/01/35	127,157	141,248
FNMA	6.000%	10/01/35	66,004	74,818
FNMA	5.500%	06/01/36	35,902	39,779
FNMA	6.000%	06/01/36	36,644	41,485

	Coupon	Maturity	Principal Amount	Fair Value
U.S. GOVERNMENT AGENCIES — 42.0%, continued
FEDERAL NATIONAL MORTGAGE ASSOCIATION — 22.1%, continued
FNMA	5.500%	11/01/36	$42,399	$46,965
FNMA (12MO LIBOR + 1.631)	4.576%	05/01/37	28,265	29,507
FNMA	5.625%	07/15/37	2,750,000	3,877,638
FNMA	4.500%	09/01/40	300,719	322,976
FNMA	4.500%	10/01/40	303,310	325,771
FNMA	4.000%	12/01/40	781,628	824,208
FNMA	4.000%	01/01/41	526,142	554,892
FNMA	3.500%	02/01/41	796,106	821,818
FNMA	4.000%	10/01/41	451,520	476,196
FNMA	4.000%	11/01/41	447,285	471,729
FNMA	4.000%	12/01/41	1,103,060	1,163,233
FNMA	4.000%	12/01/41	597,266	629,908
FNMA	4.000%	01/01/42	1,376,272	1,456,577
FNMA	3.500%	05/01/42	958,955	995,609
FNMA	3.000%	06/01/42	1,579,916	1,607,119
FNMA	3.000%	08/01/42	1,320,835	1,343,592
FNMA	3.000%	08/01/42	1,369,935	1,393,536
FNMA	3.500%	12/01/42	1,493,857	1,550,959
FNMA	3.000%	06/01/43	1,374,236	1,397,889
FNMA	4.000%	12/01/44	1,884,530	1,996,631
FNMA	3.500%	05/01/45	1,887,359	1,965,376
FNMA	3.000%	04/01/46	2,255,969	2,286,239
FNMA	3.500%	11/01/46	3,530,645	3,641,440
FNMA	4.000%	10/01/48	4,565,782	4,717,906
FNMA	4.000%	11/01/48	4,754,117	5,037,198
FNMA	3.500%	05/01/49	3,957,108	4,050,133
FNMA	4.000%	06/01/49	4,974,203	5,150,270
				121,326,114
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 0.1%
GNMA	7.000%	12/20/30	18,049	20,871
GNMA	7.000%	10/20/31	13,281	15,693
GNMA	7.000%	03/20/32	49,413	58,525
GNMA	3.375%	01/20/34	41,926	43,605
GNMA	5.500%	10/20/38	9,914	10,259
GNMA	6.500%	11/20/38	9,104	10,493
GNMA	2.250%	04/16/42	302,078	301,227
				460,673
OVERSEAS PRIVATE INVESTMENT CORPORATION — 0.9%
OPIC	0.000%	06/21/23	1,000,000	1,000,000
OPIC	3.280%	09/15/29	1,036,059	1,087,062
OPIC	3.540%	06/15/30	647,067	690,108
OPIC	3.520%	09/20/32	946,429	1,012,569
OPIC	3.820%	06/01/33	887,830	970,948
				4,760,687
SMALL BUSINESS ADMINISTRATION — 0.0% (c)
SBA (Prime - 265)	2.850%	02/25/32	197,664	197,000

UNITED STATES AGENCY OF INTERNATIONAL DEVELOPMENT — 2.0%
Ukraine Government AID Bond	1.847%	05/29/20	1,000,000	1,001,256
Hashemite Kingdom of Jordan AID Bond	2.503%	10/30/20	5,000,000	5,038,541
Ukraine Government AID Bond	1.471%	09/29/21	2,000,000	1,984,912
Iraq Aid	2.149%	01/18/22	1,500,000	1,510,113

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2019 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
U.S. GOVERNMENT AGENCIES — 42.0%, continued
UNITED STATES AGENCY OF INTERNATIONAL DEVELOPMENT — 2.0%, continued
Hashemite Kingdom of Jordan AID Bond	3.000%	06/30/25	$1,450,000	$1,522,481
				11,057,303
UNITED STATES DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT — 0.2%
United States Department of Housing and Urban Development	2.350%	08/01/21	1,000,000	1,009,194
TOTAL U.S. GOVERNMENT AGENCIES (COST $222,853,995)				230,939,124

	Shares	Fair Value
MONEY MARKET FUNDS — 3.0%
First American Government Obligations Fund - Class X, 2.30% (e) (COST $16,524,875)	16,524,875	$16,524,875

INVESTMENT COMPANIES — 0.6%
Pax High Yield Bond Fund - Institutional Shares (COST $4,199,236)	530,984	$3,520,422

TOTAL INVESTMENTS - (COST $527,225,695) — 99.2%		$545,879,451
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		4,216,133
NET ASSETS — 100.0%		$550,095,584

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b)

144a security may only be resold to qualified institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. At June 30, 2019, these securities were valued at $48,233,551 or 8.8% of net assets.

(c)	Percentage rounds to less than 0.1%.
(d)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Ahold Finance U.S.A., LLC, Series 2000-1, CV	04/12/12	$2,949	$2,995	0.0	%(c)
Calvert Social Investment Foundation, Inc. 1.50%, 06/15/20	06/15/17	$850,000	$839,289	0.1%
Calvert Social Investment Foundation, Inc. 2.00%, 06/15/22	06/17/19	980,000	962,973	0.2%
Calvert Social Investment Foundation, Inc. 3.00%, 06/15/23	06/18/18	1,650,000	1,657,963	0.3%
Calvert Social Investment Foundation, Inc. 3.00%, 12/15/23	12/17/18	950,000	954,517	0.2%
Calvert Social Investment Foundation, Inc. 3.00%, 06/17/24	06/17/19	980,000	981,460	0.2%
		$5,412,949	$5,399,197	1.0%

(e)	The rate shown is the 7-day effective yield as of June 30, 2019.

plc	— Public Liability Company
CV	— Convertible Security
T	— U.S. Treasury Note

H15T1Y	— U.S. Treasury Yield curve rate for U.S. Treasury note with a constant maturity of 1 year
LIBOR	— London Interbank Offered Rate
GMTN	— Global Medium-Term Note

See accompanying notes to financial statements.

Schedule of Investments

Praxis International Index Fund

June 30, 2019 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.4%
AUSTRALIA — 4.5%
BANKS — 1.6%
Australia & New Zealand Banking Group Ltd. (a)	6,107	$121,220
Australia & New Zealand Banking Group Ltd. - ADR	36,061	715,450
Commonwealth Bank of Australia (a)	21,512	1,251,752
Commonwealth Bank of Australia - ADR	1,887	109,805
National Australia Bank Ltd. (a)	12,131	227,870
National Australia Bank Ltd. - ADR	63,688	599,304
Westpac Banking Corp. (a)	4,794	95,546
Westpac Banking Corp. - ADR	68,899	1,373,157
		4,494,104
BIOTECHNOLOGY — 0.5%
CSL Ltd. (a)	3,640	551,183
CSL Ltd. - ADR	10,704	811,149
		1,362,332
CAPITAL MARKETS — 0.3%
Macquarie Group Ltd. (a)	7,209	635,878
Macquarie Group Ltd. - ADR	2,747	241,736
		877,614
DIVERSIFIED FINANCIAL SERVICES — 0.1%
AMP Ltd. (a)	152,182	227,008

FOOD & STAPLES RETAILING — 0.5%
Coles Group Ltd. (a) (b)	22,877	214,795
Wesfarmers Ltd. (a)	22,877	581,538
Woolworths Group Ltd. (a)	27,413	640,126
		1,436,459
GAS UTILITIES — 0.2%
APA Group (a)	53,069	402,439

INSURANCE — 0.2%
Suncorp Group Ltd. (a)	46,152	437,040

METALS & MINING — 0.5%
Alumina Ltd. (a)	40,277	66,113
Alumina Ltd. - ADR	41,858	272,914
BlueScope Steel Ltd. (a)	41,286	351,053
Fortescue Metals Group Ltd. (a)	112,767	717,151
		1,407,231
OIL, GAS & CONSUMABLE FUELS — 0.4%
Caltex Australia Ltd. (a)	17,687	307,881
Origin Energy Ltd. (a)	57,852	297,481
Woodside Petroleum Ltd. (a)	18,241	467,855
Woodside Petroleum Ltd. - ADR	5,235	133,178
		1,206,395
TRANSPORTATION INFRASTRUCTURE — 0.2%
Transurban Group (a)	62,866	650,940
TOTAL AUSTRALIA		12,501,562

AUSTRIA — 0.4%
BANKS — 0.2%
Erste Group Bank AG (a)	5,112	189,581
Erste Group Bank AG - ADR	12,078	223,322
		412,903

	Shares	Fair Value
COMMON STOCKS — 97.4%, continued
AUSTRIA — 0.4%, continued
METALS & MINING — 0.1%
voestalpine AG (a)	12,224	$377,915

OIL, GAS & CONSUMABLE FUELS — 0.1%
OMV AG (a)	7,717	376,176
TOTAL AUSTRIA		1,166,994

BELGIUM — 0.4%
FOOD & STAPLES RETAILING — 0.2%
Colruyt S.A. (a)	8,334	483,838

PHARMACEUTICALS — 0.2%
UCB S.A. (a)	6,260	519,533
TOTAL BELGIUM		1,003,371

BERMUDA — 0.9%
BANKS — 0.3%
Credicorp Ltd.	3,759	860,473

ELECTRIC UTILITIES — 0.1%
CK Infrastructure Holdings Ltd. (a)	41,518	338,392

HOUSEHOLD DURABLES — 0.3%
Haier Electronics Group Co. (a) (b)	243,000	674,296

INDUSTRIAL CONGLOMERATES — 0.2%
Jardine Matheson Holdings Ltd. (a)	4,751	299,660
Jardine Matheson Holdings Ltd. - ADR	3,618	228,838
		528,498
TOTAL BERMUDA		2,401,659

BRAZIL — 1.4%
BANKS — 0.7%
Banco Bradesco S.A. - ADR	119,323	1,171,752
Banco Santander Brasil S.A. - ADR	54,398	645,704
		1,817,456
CHEMICALS — 0.1%
Braskem S.A. - ADR (b)	13,840	253,549

OIL, GAS & CONSUMABLE FUELS — 0.6%
Petroleo Brasileiro S.A. - ADR	82,724	1,288,013
Ultrapar Participacoes S.A. - ADR	65,642	343,964
		1,631,977
PAPER & FOREST PRODUCTS — 0.0% (c)
Suzano S.A.	6,328	107,766
TOTAL BRAZIL		3,810,748

CANADA — 6.5%
AUTO COMPONENTS — 0.2%
Magna International, Inc.	13,069	649,529

BANKS — 1.5%
Bank of Montreal	7,625	575,306
Bank of Nova Scotia (The)	12,180	661,983
Canadian Imperial Bank of Commerce	6,759	530,987
Royal Bank of Canada	17,137	1,360,678

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2019 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.4%, continued
CANADA — 6.5%, continued
BANKS — 1.5%, continued
Toronto-Dominion Bank (The)	18,968	$1,106,972
		4,235,926
CHEMICALS — 0.4%
Methanex Corp.	7,519	341,814
Nutrien Ltd.	13,301	711,072
		1,052,886
INSURANCE — 0.4%
Manulife Financial Corp.	30,520	554,854
Sun Life Financial, Inc.	11,714	484,491
		1,039,345
IT SERVICES — 0.3%
CGI, Inc. (b)	9,434	724,248

MEDIA — 0.2%
Shaw Communications, Inc. - Class B	21,893	446,179

METALS & MINING — 0.5%
Agnico Eagle Mines Ltd.	12,148	622,464
Teck Resources Ltd. - Class B	28,969	668,025
		1,290,489
OIL, GAS & CONSUMABLE FUELS — 1.4%
Cenovus Energy, Inc.	48,441	427,250
Enbridge, Inc.	38,707	1,396,548
Encana Corp.	50,696	260,070
Suncor Energy, Inc.	58,123	1,811,113
		3,894,981
PROFESSIONAL SERVICES — 0.1%
Thomson Reuters Corp.	6,365	410,288

ROAD & RAIL — 0.7%
Canadian National Railway Co.	16,941	1,566,704
Canadian Pacific Railway Ltd.	2,233	525,291
		2,091,995
SOFTWARE — 0.2%
Open Text Corp.	14,935	615,322

TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Gildan Activewear, Inc.	25,642	991,833

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Rogers Communications, Inc. - Class B	12,894	690,087
TOTAL CANADA		18,133,108

CAYMAN ISLANDS — 5.2%
DIVERSIFIED CONSUMER SERVICES — 0.5%
New Oriental Education & Technology Group, Inc. - ADR (b)	7,334	708,318
TAL Education Group - ADR (b)	17,340	660,654
		1,368,972
ENTERTAINMENT — 0.2%
NetEase, Inc. - ADR	2,394	612,313

GAS UTILITIES — 0.2%
ENN Energy Holdings Ltd. (a)	50,000	486,591

	Shares	Fair Value
COMMON STOCKS — 97.4%, continued
CAYMAN ISLANDS — 5.2%, continued
INDUSTRIAL CONGLOMERATES — 0.3%
CK Hutchison Holdings Ltd. (a)	53,500	$527,723
CK Hutchison Holdings Ltd. - ADR	28,954	283,518
		811,241
INTERACTIVE MEDIA & SERVICES — 2.1%
Baidu, Inc. - ADR (b)	5,149	604,287
SINA Corp. (b)	7,200	310,536
Tencent Holdings Ltd. - ADR	103,302	4,675,448
Weibo Corp. - ADR (b)	5,767	251,153
		5,841,424
INTERNET & DIRECT MARKETING RETAIL — 1.5%
Alibaba Group Holdings Ltd. - ADR (b)	18,184	3,081,279
Ctrip.com International Ltd. - ADR (b)	13,813	509,838
JD.com, Inc. - ADR (b)	20,481	620,369
		4,211,486
PERSONAL PRODUCTS — 0.1%
Hengan International Group Co. Ltd. (a)	41,500	305,581

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Wharf Real Estate Investment Co. Ltd. (a)	111,565	786,264
TOTAL CAYMAN ISLANDS		14,423,872

CHILE — 0.4%
AIRLINES — 0.1%
Latam Airlines Group S.A. - ADR	30,040	281,475

BEVERAGES — 0.0% (c)
Embotelladora Andina S.A. - Class B - ADR	6,720	143,942

CHEMICALS — 0.1%
Sociedad Quimica y Minera de Chile S.A. - ADR	7,828	243,529

ELECTRIC UTILITIES — 0.2%
Enel Americas S.A. - ADR	53,811	477,304
TOTAL CHILE		1,146,250

CHINA — 3.5%
BANKS — 1.8%
Bank of China Ltd. - H Shares (a)	2,743,000	1,157,488
China Construction Bank Corp. - ADR	69,587	1,193,069
China Construction Bank Corp. - H Shares (a)	731,000	630,139
China Merchants Bank Co. Ltd. - H Shares (a)	221,500	1,099,201
Industrial & Commercial Bank of China Ltd. - H Shares (a)	1,364,000	995,636
		5,075,533
CHEMICALS — 0.1%
Sinopec Shanghai Petrochemical Co. Ltd. - ADR	9,873	394,426

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
China Telecom Corp. Ltd. - ADR	6,115	305,933

INSURANCE — 1.2%
China Life Insurance Co. Ltd. - ADR	82,593	1,021,675
Ping An Insurance Group Co. of China Ltd. - ADR	37,164	893,051
Ping An Insurance Group Co. of China Ltd. - H Shares (a)	109,993	1,322,683
		3,237,409

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2019 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.4%, continued
CHINA — 3.5%, continued
OIL, GAS & CONSUMABLE FUELS — 0.2%
PetroChina Co. Ltd. - H Shares (a)	774,000	$426,784

ROAD & RAIL — 0.1%
Guangshen Railway Co. - ADR	8,797	150,429
TOTAL CHINA		9,590,514

COLOMBIA — 0.6%
BANKS — 0.3%
BanColombia S.A. - ADR	13,383	683,068

OIL, GAS & CONSUMABLE FUELS — 0.3%
Ecopetrol S.A. - ADR	48,816	892,845
TOTAL COLOMBIA		1,575,913

DENMARK — 1.2%
BANKS — 0.1%
Danske Bank A/S (a)	11,624	184,169
Danske Bank A/S - ADR	6,614	52,647
		236,816
ELECTRICAL EQUIPMENT — 0.2%
Vestas Wind Systems A/S (a)	5,374	465,586

MARINE — 0.1%
A.P. Moller-Maerska A/S - Series B (a)	274	340,955
Drilling Co. of 1972 A/S (The) (b)	548	42,578
		383,533
PHARMACEUTICALS — 0.7%
Novo Nordisk A/S - ADR	36,060	1,840,502

ROAD & RAIL — 0.1%
DSV A/S (a)	4,551	448,152
TOTAL DENMARK		3,374,589

FINLAND — 0.6%
COMMUNICATIONS EQUIPMENT — 0.2%
Nokia OYJ - ADR	86,149	431,607

MACHINERY — 0.2%
Kone OYJ - Class B (a)	11,250	664,373

OIL, GAS & CONSUMABLE FUELS — 0.1%
Neste OYJ (a)	9,891	336,280

PAPER & FOREST PRODUCTS — 0.1%
Stora Enso OYJ - ADR	32,308	377,680
TOTAL FINLAND		1,809,940

FRANCE — 7.2%
AUTO COMPONENTS — 0.4%
Cie Generale des Etablissements Michelin (a)	1,074	135,803
Cie Generale des Etablissements Michelin - ADR	25,215	637,687
Valeo S.A. (a)	2,793	90,932
Valeo S.A. - ADR	13,056	210,463
		1,074,885

	Shares	Fair Value
COMMON STOCKS — 97.4%, continued
FRANCE — 7.2%, continued
AUTOMOBILES — 0.1%
Renault S.A. (a)	5,892	$370,427

BANKS — 0.3%
BNP Paribas S.A. - ADR	25,702	608,623
Societe Generale S.A. (a)	4,111	103,763
Societe Generale S.A. - ADR	36,300	181,500
		893,886
BUILDING PRODUCTS — 0.2%
Cie de Saint-Gobain (a)	13,938	544,294

CHEMICALS — 0.4%
Air Liquide S.A. (a)	8,057	1,126,958
Air Liquide S.A. - ADR	3,275	91,471
		1,218,429
CONSTRUCTION & ENGINEERING — 0.5%
Bouygues S.A. (a)	8,092	299,681
Vinci S.A. (a)	1,494	152,581
Vinci S.A. - ADR	34,082	869,432
		1,321,694
CONSTRUCTION MATERIALS — 0.1%
Imerys S.A.	5,860	310,659

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Orange S.A. - ADR	35,228	553,784

ELECTRICAL EQUIPMENT — 0.7%
Legrand S.A. (a)	17,254	1,261,463
Schneider Electric SE (a)	8,469	766,326
		2,027,789
ENTERTAINMENT — 0.2%
Vivendi S.A. (a)	12,138	333,111
Vivendi S.A. - ADR	11,623	318,819
		651,930
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.6%
Gecina S.A. (a)	2,704	404,755
ICADE (a)	4,108	376,335
Klepierre S.A. (a)	12,911	432,571
Unibail-Rodamco-Westfield SE (a)	45,646	329,568
		1,543,229
FOOD PRODUCTS — 0.9%
Danone S.A. - ADR	149,555	2,531,966

HEALTH CARE EQUIPMENT & SUPPLIES — 0.3%
Essilor International S.A. (a)	4,503	586,860
Essilor International S.A. - ADR	2,486	162,154
		749,014
HOTELS, RESTAURANTS & LEISURE — 0.1%
TUI AG - DI (a)	21,801	213,273

INSURANCE — 0.4%
AXA S.A. (a)	4,355	114,374
AXA S.A. - ADR	34,977	915,698
		1,030,072

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2019 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.4%, continued
FRANCE — 7.2%, continued
MEDIA — 0.1%
Publicis Groupe S.A. - ADR	26,260	$345,056

MULTI-LINE RETAIL — 0.3%
Kering S.A. (a)	1,378	813,355

MULTI-UTILITIES — 0.4%
Engie S.A. (a)	19,124	289,997
Engie S.A. - ADR	11,994	180,869
Veolia Environnement S.A. (a)	14,792	360,203
Veolia Environnement S.A. - ADR	11,774	286,273
		1,117,342
PERSONAL PRODUCTS — 0.9%
L’Oreal S.A. (a)	1,380	392,386
L’Oreal S.A. - ADR	35,075	1,995,417
		2,387,803
TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Hermes International S.A. (a)	573	413,089
TOTAL FRANCE		20,111,976

GERMANY — 5.9%
AIR FREIGHT & LOGISTICS — 0.3%
Deutsche Post AG (a)	10,161	334,276
Deutsche Post AG - ADR	14,832	486,341
		820,617
AUTOMOBILES — 0.6%
Bayerische Moteren Werke AG - ADR	27,692	680,946
Daimler AG (a)	15,015	837,443
Daimler AG - ADR	2,549	141,979
		1,660,368
CAPITAL MARKETS — 0.3%
Deutsche Bank AG	32,333	246,701
Deutsche Boerse AG (a)	3,878	547,476
Deutsche Boerse AG - ADR	15,060	212,045
		1,006,222
CHEMICALS — 0.9%
BASF SE (a)	4,371	317,998
BASF SE - ADR	72,776	1,328,162
Covestro AG (a)	6,595	335,760
Symrise AG (a)	4,764	458,742
		2,440,662
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Deutsche Telekom AG - ADR	38,043	659,666

HEALTH CARE PROVIDERS & SERVICES — 0.3%
Fresenius Medical Care AG & Co. KGaA - ADR	19,354	760,225

HOUSEHOLD PRODUCTS — 0.1%
Henkel AG & Co. KGaA (a)	3,207	294,757

INSURANCE — 1.0%
Allianze SE - ADR	76,050	1,831,284
Muenchener Rueckversicherungs-Gesellschaft AG (a)	1,682	421,620

	Shares	Fair Value
COMMON STOCKS — 97.4%, continued
GERMANY — 5.9%, continued
INSURANCE — 1.0%, continued
Muenchener Rueckversicherungs-Gesellschaft AG - ADR	18,890	$473,006
		2,725,910
IT SERVICES — 0.2%
Wirecard AG (a)	2,723	459,703

PHARMACEUTICALS — 0.5%
Bayer AG - ADR	51,088	891,486
Merck KGaA (a)	5,809	606,778
		1,498,264
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Deutsche Wohnen SE (a)	10,602	388,504

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
Infineon Technologies AG (a)	1,583	28,130
Infineon Technologies AG - ADR	12,109	212,997
		241,127
SOFTWARE — 0.8%
SAP SE - ADR	16,215	2,218,212

TEXTILES, APPAREL & LUXURY GOODS — 0.3%
adidas AG (a)	1,323	409,311
adidas AG - ADR	2,402	370,412
		779,723
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Brenntag AG (a)	9,594	470,770
TOTAL GERMANY		16,424,730

HONG KONG — 2.4%
BANKS — 0.1%
BOC Hong Kong Holdings Ltd. (a)	44,159	173,865
BOC Hong Kong Holdings Ltd. - ADR	1,754	137,514
		311,379
CAPITAL MARKETS — 0.3%
Hong Kong Exchanges & Clearing Ltd. (a)	20,978	741,381

INSURANCE — 0.9%
AIA Group Ltd. (a)	98,280	1,061,341
AIA Group Ltd. - ADR	31,802	1,372,256
		2,433,597
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.0%
Henderson Land Development Co. Ltd. (a)	108,265	596,916
Sun Hung Kai Properties Ltd. (a)	41,037	696,211
Sun Hung Kai Properties Ltd. - ADR	11,174	190,070
Swire Pacific Ltd. - Class A (a)	23,879	293,414
Swire Pacific Ltd. - Class A - ADR	18,937	231,978
Swire Properties Ltd. (a)	121,150	489,786
Wharf Holdings Ltd. (a)	150,000	397,561
		2,895,936
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
Lenovo Group Ltd. (a)	462,000	357,728
TOTAL HONG KONG		6,740,021

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2019 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.4%, continued
HUNGARY — 0.0% (c)
OIL, GAS & CONSUMABLE FUELS — 0.0% (c)
MOL Hungarian Oil & Gas plc - ADR	6,368	$35,409

INDIA — 2.9%
BANKS — 1.3%
HDFC Bank Ltd. - ADR	16,597	2,158,274
ICICI Bank Ltd. - ADR	102,004	1,284,230
		3,442,504
IT SERVICES — 1.0%
Infosys Ltd. - ADR	160,168	1,713,797
Wipro Ltd. - ADR	235,408	1,019,317
		2,733,114
METALS & MINING — 0.3%
Vedanta Ltd. - ADR	88,007	895,031

PHARMACEUTICALS — 0.3%
Dr. Reddy’s Laboratories Ltd. - ADR	23,268	871,852
TOTAL INDIA		7,942,501

INDONESIA — 0.6%
BANKS — 0.2%
Bank Mandiri Persero Tbk PT - ADR	49,403	556,772

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Telekomunikasi Indonesia Persero Tbk PT - ADR	36,434	1,065,330
TOTAL INDONESIA		1,622,102

IRELAND — 0.3%
CONSTRUCTION MATERIALS — 0.3%
CRH plc - ADR	22,204	727,181

ISRAEL — 0.3%
PHARMACEUTICALS — 0.1%
Teva Pharmaceutical Industries Ltd. - ADR (b)	16,738	154,492

SOFTWARE — 0.2%
Check Point Software Technologies Ltd. (b)	4,973	574,929
TOTAL ISRAEL		729,421

ITALY — 0.7%
BANKS — 0.3%
Intesa Sanpaolo SpA (a)	128,010	274,053
Intesa Sanpaolo SpA - ADR	19,735	252,411
Unicredit SpA (a)	30,356	373,660
		900,124
ELECTRIC UTILITIES — 0.3%
Enel SpA (a)	110,102	768,070

INSURANCE — 0.1%
Assicurazioni Generali SpA (a)	16,056	302,306
TOTAL ITALY		1,970,500

JAPAN — 15.9%
AUTO COMPONENTS — 0.4%
Bridgestone Corp. (a)	4,656	183,683
Bridgestone Corp. - ADR	20,546	402,496

	Shares	Fair Value
COMMON STOCKS — 97.4%, continued
JAPAN — 15.9%, continued
AUTO COMPONENTS — 0.4%, continued
Denso Corp. (a)	7,000	$295,177
Denso Corp. - ADR	6,048	127,310
		1,008,666
AUTOMOBILES — 1.5%
Honda Motor Co. Ltd. - ADR	18,656	482,071
Nissan Motor Co. Ltd. - ADR	36,396	520,099
Toyota Motor Corp. - ADR	24,700	3,062,553
		4,064,723
BANKS — 1.0%
Mitsubishi UFJ Financial Group, Inc. - ADR	232,770	1,105,657
Mizuho Financial Group, Inc. - ADR	132,028	380,241
Sumitomo Mitsui Financial Group, Inc. - ADR	173,615	1,225,722
		2,711,620
CAPITAL MARKETS — 0.2%
Daiwa Securities Group, Inc. (a)	16,000	70,250
Daiwa Securities Group, Inc. - ADR	49,678	219,080
Nomura Holdings, Inc. - ADR	94,167	334,293
		623,623
CHEMICALS — 0.8%
Kansai Paint Co. Ltd. (a)	16,000	336,273
Mitsubishi Chemical Holdings Corp. (a)	55,000	385,090
Mitsui Chemicals, Inc. (a)	16,000	397,530
Nitto Denko Corp. (a)	500	24,750
Nitto Denko Corp. - ADR	11,626	287,162
Shin-Etsu Chemical Co. Ltd. (a)	7,400	692,390
		2,123,195
COMMERCIAL SERVICES & SUPPLIES — 0.2%
Dai Nippon Printing Co. Ltd. (a)	25,000	533,955
Dai Nippon Printing Co. Ltd. - ADR	37	392
		534,347
CONSTRUCTION & ENGINEERING — 0.3%
Kajima Corp. (a)	26,000	357,633
Obayashi Corp. (a)	55,000	543,354
		900,987
DIVERSIFIED FINANCIAL SERVICES — 0.1%
ORIX Corp. - ADR	5,325	398,736

ELECTRIC UTILITIES — 0.1%
Kansai Electric Power Co., Inc. (The) (a)	19,500	223,546

ELECTRICAL EQUIPMENT — 0.4%
Nidec Corp. - ADR	30,872	1,057,983

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.2%
Hamamatsu Photonics K.K. (a)	9,100	355,526
Hitachi Ltd. (a)	5,200	191,331
Hitachi Ltd. - ADR	5,344	393,211
Keyence Corp. (a)	1,600	986,802
Kyocera Corp. (a)	2,800	183,475
Kyocera Corp. - ADR	4,458	292,222
Murata Manufacturing Co. Ltd. (a)	10,500	472,739
Murata Manufacturing Co. Ltd. - ADR	4,776	53,491
TDK Corp. (a)	3,800	296,011
		3,224,808

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2019 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.4%, continued
JAPAN — 15.9%, continued
ENTERTAINMENT — 0.3%
Nintendo Co. Ltd. (a)	300	$110,075
Nintendo Co. Ltd. - ADR	13,760	629,795
		739,870
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.3%
Japan Retail Fund Investment Corp. (a)	462	934,487

FOOD & STAPLES RETAILING — 0.1%
Seven & i Holdings Co. Ltd. (a)	7,900	267,675

FOOD PRODUCTS — 0.1%
Kikkoman Corp. (a)	5,000	218,042

HEALTH CARE EQUIPMENT & SUPPLIES — 0.6%
Hoya Corp. (a)	9,500	730,149
Hoya Corp. - ADR	1,734	132,825
Terumo Corp. (a)	23,600	705,046
		1,568,020
HOUSEHOLD DURABLES — 0.8%
Sekisui House Ltd. (a)	8,000	131,819
Sekisui House Ltd. - ADR	30,149	497,458
Sony Corp. - ADR	32,810	1,718,916
		2,348,193
INSURANCE — 0.4%
MS&AD Insurance Group Holdings, Inc. - ADR	34,266	540,717
Tokio Marine Holdings, Inc. (a)	4,600	230,817
Tokio Marine Holdings, Inc. - ADR	7,354	368,435
		1,139,969
LEISURE PRODUCTS — 0.1%
Shimano, Inc. (a)	2,100	312,936

MACHINERY — 0.6%
FANUC Corp. - ADR	39,830	736,058
Kubota Corp. - ADR	7,847	654,440
Makita Corp. (a)	1,200	40,973
Makita Corp. - ADR	9,872	334,167
		1,765,638
METALS & MINING — 0.3%
Mitsubishi Materials Corp. (a)	13,000	370,371
Sumitomo Metal Mining Co. Ltd. (a)	11,500	344,746
		715,117
OIL, GAS & CONSUMABLE FUELS — 0.4%
Idemitsu Kosan Co. Ltd. (a)	10,100	305,489
Inpex Corp. (a)	34,202	309,998
JXTG Holdings, Inc. (a)	94,300	470,004
		1,085,491
PERSONAL PRODUCTS — 0.5%
Kao Corp. (a)	8,000	610,463
Shiseido Co. Ltd. (a)	2,100	158,844
Shiseido Co. Ltd. - ADR	9,833	744,260
		1,513,567
PHARMACEUTICALS — 1.3%
Astellas Pharma, Inc. (a)	17,800	253,675
Astellas Pharma, Inc. - ADR	24,473	348,006

	Shares	Fair Value
COMMON STOCKS — 97.4%, continued
JAPAN — 15.9%, continued
PHARMACEUTICALS — 1.3%, continued
Chugai Pharmaceutical Co. Ltd. (a)	5,300	$347,128
Daiichi Sankyo Co. Ltd. (a)	11,400	597,906
Daiichi Sankyo Co. Ltd. - ADR	1,901	99,840
Eisai Co. Ltd. (a)	4,700	266,391
Otsuka Holdings Co. Ltd. (a)	10,500	343,122
Shionogi & Co. Ltd. (a)	9,200	531,627
Takeda Pharmaceutical Co. Ltd. (a)	2,700	96,051
Takeda Pharmaceutical Co. Ltd. - ADR	45,005	796,588
		3,680,334
PROFESSIONAL SERVICES — 0.2%
Recruit Holdings Co. Ltd. (a)	17,500	585,960

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
Daiwa House Industry Co. Ltd. (a)	1,000	29,222
Daiwa House Industry Co. Ltd. - ADR	15,470	455,437
Mitsubishi Estate Co. Ltd. (a)	11,000	205,022
Mitsubishi Estate Co. Ltd. - ADR	16,350	302,802
Mitsui Fudosan Co. Ltd. (a)	21,000	510,412
Sumitomo Realty & Development Co. Ltd. (a)	13,000	465,093
		1,967,988
ROAD & RAIL — 0.5%
Central Japan Railway Co. (a)	1,592	319,223
East Japan Railway Co. (a)	3,590	336,197
East Japan Railway Co. - ADR	29,226	453,880
Keikyu Corp. (a)	18,500	319,007
		1,428,307
SPECIALTY RETAIL — 0.2%
Fast Retailing Co. Ltd. (a)	900	544,794

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.8%
Canon, Inc. - ADR	55,621	1,628,027
FUJIFILM Holdings Corp. - ADR	11,626	590,019
		2,218,046
TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Wacoal Holdings Corp. - ADR	2,621	337,270

TRADING COMPANIES & DISTRIBUTORS — 0.7%
ITOCHU Corp. (a)	25,000	478,948
Marubeni Corp. (a)	61,000	404,922
Mitsubishi Corp. (a)	24,100	636,881
Mitsui & Co. Ltd. - ADR	1,637	534,104
		2,054,855
WIRELESS TELECOMMUNICATION SERVICES — 0.7%
KDDI Corp. - ADR	51,612	655,988
SoftBank Group Corp. (a)	14,400	693,613
SoftBank Group Corp. - ADR	10,546	505,470
		1,855,071
TOTAL JAPAN		44,153,864

JERSEY — 1.3%
CONTAINERS & PACKAGING — 0.2%
Amcor plc (b)	14,000	160,860
Amcor plc CDI (a)	24,949	283,882
		444,742

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2019 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.4%, continued
JERSEY — 1.3%, continued
MEDIA — 0.1%
WPP plc - ADR	6,767	$425,712

METALS & MINING — 0.4%
Glencore plc (a) (b)	220,536	763,242
Glencore plc - ADR	43,429	299,226
		1,062,468
PROFESSIONAL SERVICES — 0.4%
Experian plc (a)	3,191	96,652
Experian plc - ADR	37,268	1,132,575
		1,229,227
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Ferguson plc - ADR	68,689	485,631
Ferguson plc (a)	508	36,164
		521,795
TOTAL JERSEY		3,683,944

LUXEMBOURG — 0.4%
ENERGY EQUIPMENT & SERVICES — 0.2%
Tenaris S.A. - ADR	19,646	516,886

MEDIA — 0.2%
RTL Group S.A. (a)	11,328	579,813
TOTAL LUXEMBOURG		1,096,699

MEXICO — 0.9%
BEVERAGES — 0.2%
Coca-Cola Femsa S.A.B. de C.V. - ADR	8,109	503,893

CONSTRUCTION MATERIALS — 0.1%
Cemex S.A.B. de C.V. - ADR	83,354	353,421

FOOD & STAPLES RETAILING — 0.3%
Wal-Mart de Mexico S.A.B. de C.V. - ADR	29,614	807,278

TRANSPORTATION INFRASTRUCTURE — 0.3%
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR	7,483	780,552
TOTAL MEXICO		2,445,144

NETHERLANDS — 3.3%
AUTOMOBILES — 0.4%
Ferrari N.V.	5,031	812,104
Fiat Chrysler Automobiles N.V.	26,965	372,656
		1,184,760
CHEMICALS — 0.2%
Akzo Nobel N.V. - ADR	17,090	534,746

FOOD & STAPLES RETAILING — 0.4%
Koninklijke Ahold Delhaize N.V. (a)	5,491	123,275
Koninklijke Ahold Delhaize N.V. - ADR	39,149	879,287
		1,002,562
HEALTH CARE EQUIPMENT & SUPPLIES — 0.4%
Koninklijke Philips N.V. - NY Registry Shares	24,173	1,053,460

	Shares	Fair Value
COMMON STOCKS — 97.4%, continued
NETHERLANDS — 3.3%, continued
LIFE SCIENCES TOOLS & SERVICES — 0.2%
QIAGEN N.V. (b)	16,162	$655,369

PERSONAL PRODUCTS — 0.8%
Unilever N.V. - ADR	36,596	2,222,109

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.9%
ASML Holding N.V. - ADR	7,052	1,466,322
NXP Semiconductors N.V.	5,879	573,849
STMicroelectronics N.V.	24,248	427,250
		2,467,421
TOTAL NETHERLANDS		9,120,427

NORWAY — 1.0%
OIL, GAS & CONSUMABLE FUELS — 1.0%
Equinor ASA	133,829	2,647,138

PAPUA NEW GUINEA — 0.2%
OIL, GAS & CONSUMABLE FUELS — 0.2%
Oil Search Ltd. (a)	92,754	462,549

PERU — 0.2%
METALS & MINING — 0.2%
Compania de Minas Buenaventura S.A. - ADR	29,211	486,947

PORTUGAL — 0.2%
ELECTRIC UTILITIES — 0.1%
EDP - Energias de Portugal S.A. (a)	82,980	315,371
EDP - Energias de Portugal S.A. - ADR	1,231	46,641
		362,012
OIL, GAS & CONSUMABLE FUELS — 0.1%
Galp Energia SGPS S.A. (a)	23,007	353,843
TOTAL PORTUGAL		715,855

RUSSIA — 0.3%
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Mobile TeleSystems PJSC - ADR	86,910	809,132

SINGAPORE — 1.2%
BANKS — 0.9%
DBS Group Holdings Ltd. (a)	656	12,602
DBS Group Holdings Ltd. - ADR	16,080	1,234,783
United Overseas Bank Ltd. (a)	19,475	376,491
United Overseas Bank Ltd. - ADR	22,014	854,209
		2,478,085
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Singapore Telecommunications Ltd. (a)	74,732	193,429
Singapore Telecommunications Ltd. - ADR	6,886	178,416
		371,845
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.0% (c)
Keppel REIT (a)	737	686

INDUSTRIAL CONGLOMERATES — 0.2%
Keppel Corp. Ltd. (a)	11,721	57,753
Keppel Corp. Ltd. - ADR	40,769	408,098
		465,851
TOTAL SINGAPORE		3,316,467

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2019 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.4%, continued
SOUTH AFRICA — 1.7%
DIVERSIFIED FINANCIAL SERVICES — 0.3%
FirstRand Ltd. (a)	165,395	$805,455

MEDIA — 0.8%
MultiChoice Group Ltd. (b)	8,774	82,827
Naspers Ltd. - Class N - ADR	43,870	2,124,624
		2,207,451
METALS & MINING — 0.3%
Gold Fields Ltd. - ADR	144,758	783,141

TRADING COMPANIES & DISTRIBUTORS — 0.1%
Barloworld Ltd. (a)	45,286	410,588

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
MTN Group Ltd. (a)	35,573	268,963
MTN Group Ltd. - ADR	50,154	376,155
		645,118
TOTAL SOUTH AFRICA		4,851,753

SOUTH KOREA — 2.6%
BANKS — 1.1%
KB Financial Group, Inc. - ADR	35,152	1,387,801
Shinhan Financial Group Co. Ltd. - ADR	37,454	1,456,212
Woori Financial Group, Inc.	9,632	353,687
		3,197,700
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
KT Corp. - ADR	128,707	1,592,106

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
LG Display Co. Ltd. - ADR	62,183	481,918

METALS & MINING — 0.3%
POSCO - ADR	14,886	789,851

WIRELESS TELECOMMUNICATION SERVICES — 0.4%
SK Telecom Co. Ltd. - ADR	51,901	1,284,550
TOTAL SOUTH KOREA		7,346,125

SPAIN — 1.7%
BANKS — 0.6%
Banco Bilbao Vizcaya Argentaria S.A. - ADR	93,492	519,816
Banco de Sabadell S.A. (a)	240,473	249,266
Banco Santander S.A. - ADR	190,352	871,812
		1,640,894
CONSTRUCTION & ENGINEERING — 0.1%
ACS Actividades de Construccion y Servicios S.A. (a)	10,071	402,944

ELECTRIC UTILITIES — 0.3%
Iberdrola S.A. (a)	14,236	141,741
Iberdrola S.A. - ADR	16,749	664,852
		806,593
GAS UTILITIES — 0.1%
Naturgy Energy Group S.A. (a)	11,489	316,634

	Shares	Fair Value
COMMON STOCKS — 97.4%, continued
SPAIN — 1.7%, continued
OIL, GAS & CONSUMABLE FUELS — 0.4%
Repsol S.A. (a)	36,854	$578,364
Repsol S.A. - ADR	27,585	430,326
		1,008,690
SPECIALTY RETAIL — 0.2%
Industria de Diseno Textil, S.A. (a)	17,640	530,758
Industria de Diseno Textil, S.A. - ADR	3,926	58,694
		589,452
TOTAL SPAIN		4,765,207

SWEDEN — 1.5%
COMMUNICATIONS EQUIPMENT — 0.2%
Telefonaktiebolaget LM Ericsson - ADR	52,416	497,952

CONSTRUCTION & ENGINEERING — 0.2%
Skanska AB - Class B (a)	37,142	671,166

HOUSEHOLD PRODUCTS — 0.1%
Essity Aktiebolag AB - Class B (a)	12,219	375,925

MACHINERY — 0.8%
Alfa Laval AB (a)	23,419	511,802
Atlas Copco AB - Class A (a)	8,922	285,932
Atlas Copco AB - Class A - ADR	18,292	585,161
Sandvik AB (a)	19,176	352,405
Sandvik AB - ADR	20,116	369,631
		2,104,931
METALS & MINING — 0.2%
Boliden AB (a) (b)	22,985	589,009
TOTAL SWEDEN		4,238,983

SWITZERLAND — 6.4%
BEVERAGES — 0.1%
Coca-Cola HBC AG (a) (b)	10,085	380,954

CAPITAL MARKETS — 0.4%
Julius Baer Group Ltd. (a) (b)	9,537	424,916
UBS Group AG (b)	46,462	550,575
		975,491
CONSTRUCTION MATERIALS — 0.2%
LafargeHolcim Ltd. (a) (b)	11,723	573,220

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Swisscom AG - ADR	7,140	359,285

ELECTRICAL EQUIPMENT — 0.4%
ABB Ltd. - ADR	57,192	1,145,556

FOOD PRODUCTS — 2.6%
Barry Callebaut AG (a)	397	796,805
Chocoladefabiken Lindt & Spruengli AG (a)	73	531,434
Nestlé S.A. - ADR	57,524	5,947,982
		7,276,221

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2019 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.4%, continued
SWITZERLAND — 6.4%, continued
INSURANCE — 0.7%
Swiss Re AG (a)	4,652	$472,729
Zurich Insurance Group AG - ADR	38,250	1,333,013
		1,805,742
LIFE SCIENCES TOOLS & SERVICES — 0.3%
Lonza Group AG (a) (b)	2,553	861,884

MACHINERY — 0.2%
Schindler Holding AG (a)	2,309	504,784

MARINE — 0.2%
Keuhne + Nagel International AG (a)	3,001	445,764

PHARMACEUTICALS — 1.1%
Roche Holding AG - ADR	82,968	2,912,177

PROFESSIONAL SERVICES — 0.1%
Adecco Group AG (a)	4,136	248,565
Adecco Group AG - ADR	4,982	149,211
		397,776
TOTAL SWITZERLAND		17,638,854

TAIWAN — 2.7%
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
Chunghwa Telecom Co. Ltd. - ADR	50,293	1,837,706

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
AU Optronics Corp. - ADR	165,806	490,786

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.8%
ASE Industrial Holding Co. Ltd. - ADR (b)	126,937	501,401
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	103,680	4,061,146
United Microelectronics Corp. - ADR	232,508	513,843
		5,076,390
TOTAL TAIWAN		7,404,882

TURKEY — 0.2%
BANKS — 0.0% (c)
Turkiye Garanti Bankasi A.S. - ADR (b)	59,610	91,203

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Turkcell Iletisim Hizmetleri A.S. - ADR	84,195	461,389
TOTAL TURKEY		552,592

UNITED KINGDOM — 9.5%
BANKS — 1.5%
Barclays plc - ADR	64,161	488,265
HSBC Holdings plc - ADR	60,926	2,543,051
Lloyds Banking Group plc - ADR	269,987	766,763
Standard Chartered plc (a)	50,523	458,328
		4,256,407
BEVERAGES — 0.2%
Coca-Cola European Partners plc	9,334	527,371

	Shares	Fair Value
COMMON STOCKS — 97.4%, continued
UNITED KINGDOM — 9.5%, continued
CHEMICALS — 0.2%
Croda International plc (a)	8,428	$548,226

DIVERSIFIED FINANCIAL SERVICES — 0.2%
London Stock Exchange Group plc (a)	7,929	552,516

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
BT Group plc - ADR	21,181	270,481

ELECTRIC UTILITIES — 0.1%
SSE plc (a)	5,602	79,846
SSE plc - ADR	16,837	240,769
		320,615
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.2%
Segro plc (a)	67,383	625,433

FOOD & STAPLES RETAILING — 0.2%
J Sainsbury plc (a)	4,806	11,943
J Sainsbury plc - ADR	18,741	187,223
Tesco plc (a)	53,137	153,173
Tesco plc - ADR	29,931	260,696
		613,035
FOOD PRODUCTS — 0.1%
Associated British Foods plc (a)	11,454	358,417

HEALTH CARE EQUIPMENT & SUPPLIES — 0.4%
Smith & Nephew plc (a)	4,232	91,894
Smith & Nephew plc - ADR	24,332	1,059,415
		1,151,309
HOTELS, RESTAURANTS & LEISURE — 0.8%
Carnival plc - ADR	6,575	297,650
Compass Group plc (a)	2,160	51,778
Compass Group plc - ADR	45,261	1,084,454
InterContinental Hotels Group plc	8,658	579,047
Whitbread plc (a)	4,752	279,530
		2,292,459
HOUSEHOLD DURABLES — 0.3%
Persimmon plc (a)	15,464	392,854
Taylor Wimpey plc (a)	214,139	429,693
		822,547
HOUSEHOLD PRODUCTS — 0.4%
Reckitt Benckiser Group plc (a)	3,212	253,597
Reckitt Benckiser Group plc - ADR	61,810	981,543
		1,235,140
INSURANCE — 1.0%
Admiral Group plc (a)	13,817	387,435
Aviva plc (a)	41,971	222,297
Aviva plc - ADR	22,486	238,352
Old Mutual Ltd. (a)	207,421	310,157
Prudential plc - ADR	26,183	1,147,339
RSA Insurance Group plc (a)	55,487	406,631
		2,712,211
MEDIA — 0.1%
Pearson plc - ADR	31,116	322,362

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2019 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.4%, continued
UNITED KINGDOM — 9.5%, continued
METALS & MINING — 0.2%
Antofagasta plc (a)	50,787	$599,760

MULTI-UTILITIES — 0.4%
National Grid plc - ADR	21,442	1,140,286

PHARMACEUTICALS — 1.5%
AstraZeneca plc - ADR	55,856	2,305,736
GlaxoSmithKline plc - ADR	42,636	1,706,293
		4,012,029
PROFESSIONAL SERVICES — 0.6%
RELX plc (a)	4,710	114,236
RELX plc - ADR	58,124	1,418,807
		1,533,043
SOFTWARE — 0.2%
Sage Group plc (a)	33,781	344,511
Sage Group plc - ADR	2,320	96,048
		440,559
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Ashtead Group plc (a)	12,900	369,594
Bunzl plc (a)	12,648	333,723
		703,317
WATER UTILITIES — 0.3%
Severn Trent plc (a)	14,819	385,505
United Utilities Group plc (a)	14,801	147,324
United Utilities Group plc - ADR	12,883	256,114
		788,943
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Vodafone Group plc - ADR	25,844	422,032
TOTAL UNITED KINGDOM		26,248,498

UNITED STATES — 0.3%
HOTELS, RESTAURANTS & LEISURE — 0.3%
Yum China Holdings, Inc.	16,477	761,237
TOTAL COMMON STOCKS (COST $217,490,138)		269,988,658

PREFERRED STOCKS — 0.5%
BRAZIL — 0.5%
BANKS — 0.3%
Itau Unibanco Holding S.A. - ADR	92,356	869,994

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Telefonica Brasil S.A. - ADR	39,419	513,235
TOTAL PREFERRED STOCKS (COST $993,987)		1,383,229

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
OIL, GAS & CONSUMABLE FUELS — 0.0% (c)
Repsol S.A. Rights (COST $20,203)	36,854	20,443

	Coupon	Maturity	Par Value	Fair Value
CORPORATE NOTES — 0.9%
COMMUNITY DEVELOPMENT — 0.9%
Calvert Social Investment Foundation, Inc. (d)	1.500%	06/15/20	$500,000	$493,699
Calvert Social Investment Foundation, Inc. (d)	2.000%	06/15/22	290,000	284,962
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/15/23	870,000	874,199
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/23	480,000	482,282
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/17/24	290,000	290,432
TOTAL CORPORATE NOTES (COST $2,430,000)				2,425,574

	Shares	Value
MONEY MARKET FUNDS — 0.9%
First American Government Obligations Fund - Class X, 2.30% (e) (COST $2,552,861)	2,552,861	$2,552,861

TOTAL INVESTMENTS - (COST $223,487,189) — 99.7%		$276,370,765
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		708,264
NET ASSETS — 100.0%		$277,079,029

(a)

This security has been fair valued by the methods established by a systematic valuation model provided by an independent third-party pricing service under the guidelines established by the Board of Trustees (Note 2).

(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Social Investment Foundation, Inc. 1.50%, 06/15/20	06/15/17	$500,000	$493,699	0.2%
Calvert Social Investment Foundation, Inc. 2.00%, 06/15/22	06/17/19	290,000	284,962	0.1%
Calvert Social Investment Foundation, Inc. 3.00%, 06/15/23	06/18/18	870,000	874,199	0.3%
Calvert Social Investment Foundation, Inc. 3.00%, 12/15/23	12/17/18	480,000	482,282	0.2%
Calvert Social Investment Foundation, Inc. 3.00%, 06/17/24	06/17/19	290,000	290,432	0.1%
		$2,430,000	$2,425,574	0.9%

(e)	The rate shown is the 7-day effective yield as of June 30, 2019.

ADR	— American Depositary Receipt
plc	— Public Liability Company
REIT	— Real Estate Investment Trust

See accompanying notes to financial statements.

Schedule of Investments

Praxis Value Index Fund

June 30, 2019 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.7%
AEROSPACE & DEFENSE — 0.1%
TransDigm Group, Inc. (a)	660	$319,308

AIR FREIGHT & LOGISTICS — 0.8%
FedEx Corp.	4,400	722,436
United Parcel Service, Inc. - Class B	10,980	1,133,905
		1,856,341
AIRLINES — 0.9%
American Airlines Group, Inc.	7,680	250,445
Delta Air Lines, Inc.	15,050	854,088
Southwest Airlines Co.	9,830	499,167
United Airlines Holdings, Inc. (a)	5,400	472,770
		2,076,470
AUTO COMPONENTS — 0.3%
Aptiv plc	4,830	390,409
BorgWarner, Inc.	7,240	303,935
		694,344
AUTOMOBILES — 0.4%
Ford Motor Co.	89,723	917,866

BANKS — 10.5%
Bank of America Corp.	188,750	5,473,750
BB&T Corp.	16,944	832,459
Citigroup, Inc.	47,146	3,301,634
Citizens Financial Group, Inc.	17,060	603,242
Fifth Third Bancorp	19,490	543,771
JPMorgan Chase & Co.	67,825	7,582,835
KeyCorp	18,558	329,405
M&T Bank Corp.	2,776	472,114
PNC Financial Services Group, Inc. (The)	14,391	1,975,596
Regions Financial Corp.	24,860	371,408
SunTrust Banks, Inc.	9,866	620,078
U.S. Bancorp	23,767	1,245,391
Zions Bancorp.	5,120	235,418
		23,587,101
BEVERAGES — 1.9%
Coca-Cola Co. (The)	43,360	2,207,891
PepsiCo, Inc.	15,849	2,078,279
		4,286,170
BIOTECHNOLOGY — 2.3%
AbbVie, Inc.	13,498	981,575
Alexion Pharmaceuticals, Inc. (a)	2,130	278,987
Amgen, Inc.	3,974	732,329
Biogen, Inc. (a)	1,960	458,385
Celgene Corp. (a)	7,340	678,510
Gilead Sciences, Inc.	26,970	1,822,093
Regeneron Pharmaceuticals, Inc. (a)	490	153,370
		5,105,249
BUILDING PRODUCTS — 0.8%
Johnson Controls International plc	34,917	1,442,421
Masco Corp.	9,410	369,249
		1,811,670
CAPITAL MARKETS — 4.0%
Bank of New York Mellon Corp. (The)	24,944	1,101,278
BlackRock, Inc.	2,892	1,357,215
Charles Schwab Corp. (The)	12,430	499,562

	Shares	Fair Value
COMMON STOCKS — 98.7%, continued
CAPITAL MARKETS — 4.0%, continued
CME Group, Inc.	6,340	$1,230,657
Franklin Resources, Inc.	7,540	262,392
Goldman Sachs Group, Inc. (The)	7,387	1,511,380
Invesco Ltd.	20,392	417,220
Moody’s Corp.	2,170	423,823
Morgan Stanley	29,341	1,285,429
Northern Trust Corp.	3,977	357,930
State Street Corp.	10,580	593,115
		9,040,001
CHEMICALS — 3.1%
Air Products & Chemicals, Inc.	2,887	653,530
Albemarle Corp.	3,460	243,619
Celanese Corp.	2,130	229,614
Corteva, Inc. (a)	14,630	432,609
Dow, Inc.	14,630	721,405
DuPont de Nemours, Inc.	14,631	1,098,349
Eastman Chemical Co.	3,520	273,962
Ecolab, Inc.	2,076	409,885
International Flavors & Fragrances, Inc.	2,880	417,859
Linde plc	6,056	1,216,045
LyondellBasell Industries N.V. - Class A	8,210	707,127
Sherwin-Williams Co. (The)	1,030	472,039
		6,876,043
COMMERCIAL SERVICES & SUPPLIES — 0.9%
Republic Services, Inc.	12,300	1,065,672
Waste Management, Inc.	7,680	886,042
		1,951,714
COMMUNICATIONS EQUIPMENT — 0.2%
Cisco Systems, Inc.	8,910	487,644

CONSTRUCTION MATERIALS — 0.2%
Vulcan Materials Co.	2,520	346,021

CONSUMER FINANCE — 1.0%
American Express Co.	6,414	791,744
Capital One Financial Corp.	10,660	967,289
Synchrony Financial	13,930	482,953
		2,241,986
CONTAINERS & PACKAGING — 0.5%
Ball Corp.	5,768	403,702
International Paper Co.	12,951	561,037
WestRock Co.	4,550	165,939
		1,130,678
DIVERSIFIED CONSUMER SERVICES — 0.1%
H&R Block, Inc.	9,410	275,713

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Jefferies Financial Group, Inc.	16,790	322,872

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.2%
AT&T, Inc.	135,106	4,527,402
CenturyLink, Inc.	12,078	142,037
Verizon Communications, Inc.	3,480	198,813
		4,868,252
ELECTRIC UTILITIES — 3.4%
American Electric Power Co., Inc.	15,270	1,343,913

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Value Index Fund
June 30, 2019 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.7%, continued
ELECTRIC UTILITIES — 3.4%, continued
Duke Energy Corp.	21,154	$1,866,629
Edison International	8,487	572,109
Evergy, Inc.	5,670	341,050
NextEra Energy, Inc.	2,655	543,903
PPL Corp.	22,061	684,112
Southern Co. (The)	30,761	1,700,468
Xcel Energy, Inc.	8,064	479,727
		7,531,911
ELECTRICAL EQUIPMENT — 1.6%
Eaton Corp. plc	5,620	468,034
Emerson Electric Co.	23,024	1,536,161
Rockwell Automation, Inc.	8,980	1,471,193
		3,475,388
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. - Class A	2,810	269,592
Corning, Inc.	14,610	485,490
TE Connectivity Ltd.	9,136	875,046
		1,630,128
ENERGY EQUIPMENT & SERVICES — 1.7%
Baker Hughes, a GE Co.	27,490	677,079
Helmerich & Payne, Inc.	7,130	360,920
National Oilwell Varco, Inc. (a)	9,526	211,763
Schlumberger Ltd.	45,666	1,814,767
TechnipFMC plc	25,070	650,316
		3,714,845
ENTERTAINMENT — 1.8%
Activision Blizzard, Inc.	14,220	671,184
Electronic Arts, Inc. (a)	2,910	294,667
Fox Corp. - Class B	4,760	173,883
Viacom, Inc. - Class B	11,130	332,453
Walt Disney Co. (The)	18,429	2,573,425
		4,045,612
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.2%
Crown Castle International Corp.	5,780	753,423
Digital Realty Trust, Inc.	2,690	316,855
Equinix, Inc.	650	327,788
Equity Residential	5,480	416,042
Host Hotels & Resorts, Inc.	15,800	287,876
Iron Mountain, Inc.	13,960	436,948
Mid-America Apartment Communities, Inc.	1,780	209,613
Prologis, Inc.	13,820	1,106,982
Simon Property Group, Inc.	2,079	332,141
Ventas, Inc.	6,840	467,514
Weyerhaeuser Co.	11,149	293,665
		4,948,847
FOOD & STAPLES RETAILING — 3.0%
Costco Wholesale Corp.	8,440	2,230,354
Kroger Co. (The)	11,724	254,528
Walgreens Boots Alliance, Inc.	13,050	713,444
Walmart, Inc.	30,880	3,411,931
		6,610,257
FOOD PRODUCTS — 2.8%
Campbell Soup Co.	9,790	392,285
Conagra Brands, Inc.	15,230	403,900

	Shares	Fair Value
COMMON STOCKS — 98.7%, continued
FOOD PRODUCTS — 2.8%, continued
General Mills, Inc.	23,954	$1,258,064
J.M. Smucker Co. (The)	5,180	596,684
Kraft Heinz Co. (The)	28,360	880,294
Mondelez International, Inc. - Class A	35,432	1,909,785
Tyson Foods, Inc. - Class A	9,190	742,001
		6,183,013
HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Baxter International, Inc.	6,002	491,564
Becton, Dickinson and Co.	2,440	614,904
Danaher Corp.	15,980	2,283,862
DENTSPLY SIRONA, Inc.	9,670	564,341
Medtronic plc	2,600	253,214
Stryker Corp. (a)	2,960	608,517
		4,816,402
HEALTH CARE PROVIDERS & SERVICES — 4.4%
AmerisourceBergen Corp.	4,630	394,754
Anthem, Inc.	5,190	1,464,670
Cardinal Health, Inc.	8,170	384,807
Centene Corp. (a)	7,940	416,374
Cigna Corp.	2,382	375,284
CVS Health Corp.	30,124	1,641,457
McKesson Corp.	5,714	767,904
UnitedHealth Group, Inc.	17,910	4,370,219
		9,815,469
HOTELS, RESTAURANTS & LEISURE — 1.4%
Carnival Corp.	11,853	551,757
Marriott International, Inc. - Class A	5,180	726,702
McDonald’s Corp.	1,640	340,563
Royal Caribbean Cruises Ltd.	4,330	524,839
Starbucks Corp.	12,890	1,080,569
		3,224,430
HOUSEHOLD DURABLES — 0.1%
Whirlpool Corp.	1,752	249,415

HOUSEHOLD PRODUCTS — 1.7%
Colgate-Palmolive Co.	9,618	689,322
Kimberly-Clark Corp.	2,070	275,890
Procter & Gamble Co. (The)	25,456	2,791,250
		3,756,462
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	11,844	198,505

INDUSTRIAL CONGLOMERATES — 0.2%
Roper Technologies, Inc.	1,100	402,886

INSURANCE — 6.3%
Aflac, Inc.	17,570	963,012
Allstate Corp. (The)	10,919	1,110,353
American International Group, Inc.	26,277	1,400,039
Aon plc	3,307	638,185
Chubb Ltd.	14,717	2,167,668
Cincinnati Financial Corp.	3,262	338,172
Hartford Financial Services Group, Inc. (The)	14,530	809,612
Lincoln National Corp.	4,220	271,979
Marsh & McLennan Cos., Inc.	6,280	626,430
MetLife, Inc.	24,023	1,193,222

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Value Index Fund
June 30, 2019 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.7%, continued
INSURANCE — 6.3%, continued
Principal Financial Group, Inc.	11,170	$646,966
Progressive Corp. (The)	6,910	552,316
Prudential Financial, Inc.	10,620	1,072,620
Travelers Cos., Inc. (The)	9,533	1,425,374
Unum Group	13,960	468,358
Willis Towers Watson plc	2,350	450,119
		14,134,425
INTERACTIVE MEDIA & SERVICES — 0.1%
Alphabet, Inc. - Class C (a)	300	324,273

INTERNET & DIRECT MARKETING RETAIL — 0.8%
Booking Holdings, Inc. (a)	530	993,597
eBay, Inc.	11,230	443,585
Expedia Group, Inc.	2,510	333,905
		1,771,087
IT SERVICES — 3.2%
Accenture plc - Class A	10,140	1,873,568
Cognizant Technology Solutions Corp. - Class A	10,250	649,747
DXC Technology Co.	5,750	317,112
FleetCor Technologies, Inc. (a)	1,110	311,744
International Business Machines Corp.	20,022	2,761,034
Mastercard, Inc. - Class A	1,890	499,962
Paychex, Inc.	3,684	303,156
Visa, Inc. - Class A	3,120	541,476
		7,257,799
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Thermo Fisher Scientific, Inc.	3,504	1,029,055

MACHINERY — 2.9%
Deere & Co.	7,637	1,265,527
Dover Corp.	5,703	571,440
Flowserve Corp.	6,920	364,615
Illinois Tool Works, Inc.	8,785	1,324,866
Ingersoll-Rand plc	2,185	276,774
PACCAR, Inc.	6,906	494,884
Parker-Hannifin Corp.	4,407	749,234
Pentair plc	9,110	338,892
Stanley Black & Decker, Inc.	5,020	725,942
Xylem, Inc.	5,620	470,057
		6,582,231
MEDIA — 1.9%
CBS Corp. - Class B	8,110	404,689
Charter Communications, Inc. - Class A (a)	2,710	1,070,938
Comcast Corp. - Class A	53,450	2,259,866
Discovery, Inc. (a)	6,720	206,304
Omnicom Group, Inc.	3,799	311,328
		4,253,125
METALS & MINING — 0.6%
Newmont Mining Corp.	19,630	755,166
Nucor Corp.	8,860	488,186
		1,243,352
MULTI-LINE RETAIL — 0.6%
Dollar Tree, Inc. (a)	4,230	454,259
Macy’s, Inc.	9,443	202,647

	Shares	Fair Value
COMMON STOCKS — 98.7%, continued
MULTI-LINE RETAIL — 0.6%, continued
Target Corp.	8,326	$721,115
		1,378,021
MULTI-UTILITIES — 1.2%
Consolidated Edison, Inc.	12,301	1,078,552
DTE Energy Co.	3,580	457,810
NiSource, Inc.	7,270	209,376
Sempra Energy	7,393	1,016,094
		2,761,832
OIL, GAS & CONSUMABLE FUELS — 4.7%
Anadarko Petroleum Corp.	5,330	376,085
Apache Corp.	7,688	222,721
Cabot Oil & Gas Corp.	11,790	270,699
ConocoPhillips	15,487	944,707
Devon Energy Corp.	7,820	223,027
Hess Corp.	9,090	577,851
HollyFrontier Corp.	1,270	58,776
Kinder Morgan, Inc.	46,931	979,919
Marathon Petroleum Corp.	18,141	1,013,719
Noble Energy, Inc.	26,548	594,675
Occidental Petroleum Corp.	36,030	1,811,588
ONEOK, Inc.	5,405	371,918
Phillips 66	14,950	1,398,423
Valero Energy Corp.	11,080	948,559
Williams Cos., Inc. (The)	25,781	722,899
		10,515,566
PHARMACEUTICALS — 2.7%
Allergan plc	5,790	969,420
Bristol-Myers Squibb Co.	16,139	731,903
Johnson & Johnson	24,941	3,473,782
Mylan N.V. (a)	10,220	194,589
Perrigo Co. plc	3,340	159,051
Zoetis, Inc.	4,620	524,324
		6,053,069
PROFESSIONAL SERVICES — 0.1%
Nielsen Holdings plc	11,010	248,826

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. - Class A (a)	6,650	341,145

ROAD & RAIL — 0.3%
CSX Corp.	3,820	295,554
J.B. Hunt Transport Services, Inc.	4,730	432,369
		727,923
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.1%
Analog Devices, Inc.	2,400	270,888
Applied Materials, Inc.	19,590	879,787
Intel Corp.	33,548	1,605,943
Lam Research Corp.	2,870	539,101
Microchip Technology, Inc.	2,530	219,351
Micron Technology, Inc. (a)	20,260	781,833
NVIDIA Corp.	5,320	873,704
QUALCOMM, Inc. (a)	11,780	896,104
Texas Instruments, Inc.	6,630	760,859
		6,827,570

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Value Index Fund
June 30, 2019 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.7%, continued
SOFTWARE — 1.1%
Microsoft Corp.	3,090	$413,936
Oracle Corp. (a)	31,342	1,785,554
Symantec Corp.	11,610	252,634
		2,452,124
SPECIALTY RETAIL — 1.8%
Best Buy Co., Inc.	4,590	320,060
Home Depot, Inc. (The)	11,942	2,483,578
L Brands, Inc.	12,830	334,863
Lowe’s Cos., Inc.	8,010	808,289
		3,946,790
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 8.2%
Apple, Inc.	87,350	17,288,312
HP, Inc.	25,540	530,976
Seagate Technology plc (a)	4,910	231,359
Western Digital Corp. (a)	5,265	250,351
		18,300,998
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
NIKE, Inc. - Class B	12,420	1,042,659
PVH Corp.	2,130	201,583
		1,244,242
WATER UTILITIES — 0.2%
American Water Works Co., Inc.	3,640	422,240

TOTAL COMMON STOCKS (COST $172,120,700)		220,614,706

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE NOTES — 0.9%
COMMUNITY DEVELOPMENT — 0.9%
Calvert Social Investment Foundation, Inc. (b)	1.500%	06/15/20	$250,000	$246,850
Calvert Social Investment Foundation, Inc. (b)	2.000%	06/15/22	280,000	275,135
Calvert Social Investment Foundation, Inc. (b)	3.000%	06/15/23	450,000	452,172
Calvert Social Investment Foundation, Inc. (b)	3.000%	12/15/23	720,000	723,424
Calvert Social Investment Foundation, Inc. (b)	3.000%	06/17/24	280,000	280,417
TOTAL CORPORATE NOTES (COST $1,980,000)				1,977,998

	Shares	Value
MONEY MARKET FUNDS — 0.5%
First American Government Obligations Fund - Class X, 2.30% (c) (COST $1,087,797)	1,087,797	$1,087,797

TOTAL INVESTMENTS - (COST $175,188,497) — 100.1%		$223,680,501
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1%)		(149,361)
NET ASSETS — 100.0%		$223,531,140

(a)	Non-income producing security.
(b)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Social Investment Foundation, Inc. 1.50%, 06/15/20	06/15/17	$250,000	$246,850	0.1%
Calvert Social Investment Foundation, Inc. 2.00%, 06/15/22	06/17/19	280,000	275,135	0.1%
Calvert Social Investment Foundation, Inc. 3.00%, 06/15/23	06/18/18	450,000	452,172	0.2%
Calvert Social Investment Foundation, Inc. 3.00%, 12/15/23	12/17/18	720,000	723,424	0.3%
Calvert Social Investment Foundation, Inc. 3.00%, 06/17/24	06/17/19	280,000	280,417	0.2%
		$1,980,000	$1,977,998	0.9%

(c)	The rate shown is the 7-day effective yield as of June 30, 2019.

plc	— Public Liability Company

See accompanying notes to financial statements.

Schedule of Investments

Praxis Growth Index Fund

June 30, 2019 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.8%
AEROSPACE & DEFENSE — 0.5%
TransDigm Group, Inc. (a)	3,007	$1,454,787

AIR FREIGHT & LOGISTICS — 0.5%
FedEx Corp.	3,068	503,735
United Parcel Service, Inc. - Class B	9,108	940,583
		1,444,318
AIRLINES — 0.1%
Delta Air Lines, Inc.	6,285	356,674

BANKS — 1.2%
BB&T Corp.	5,499	270,166
JPMorgan Chase & Co.	4,809	537,646
PNC Financial Services Group, Inc. (The)	2,433	334,002
U.S. Bancorp	44,760	2,345,424
		3,487,238
BEVERAGES — 2.1%
Coca-Cola Co. (The)	57,289	2,917,156
PepsiCo, Inc.	24,978	3,275,365
		6,192,521
BIOTECHNOLOGY — 2.6%
AbbVie, Inc.	22,902	1,665,433
Alexion Pharmaceuticals, Inc. (a)	6,163	807,230
Amgen, Inc.	11,663	2,149,258
Biogen, Inc. (a)	2,496	583,739
Celgene Corp. (a)	9,179	848,507
Incyte Corp. (a)	4,067	345,532
Regeneron Pharmaceuticals, Inc. (a)	1,071	335,223
Vertex Pharmaceuticals, Inc. (a)	5,884	1,079,008
		7,813,930
BUILDING PRODUCTS — 0.2%
Johnson Controls International plc	12,325	509,146

CAPITAL MARKETS — 1.7%
Ameriprise Financial, Inc.	2,290	332,416
BlackRock, Inc.	640	300,352
Cboe Global Markets, Inc.	4,824	499,911
Charles Schwab Corp. (The)	11,107	446,390
Intercontinental Exchange, Inc.	13,888	1,193,535
MSCI, Inc.	1,797	429,106
Northern Trust Corp.	2,949	265,410
S&P Global, Inc.	5,128	1,168,107
T. Rowe Price Group, Inc.	4,600	504,666
		5,139,893
CHEMICALS — 2.0%
Air Products & Chemicals, Inc.	7,178	1,624,884
Albemarle Corp.	6,211	437,316
Celanese Corp.	2,677	288,581
Ecolab, Inc.	8,256	1,630,065
Linde plc	8,079	1,622,263
Sherwin-Williams Co. (The)	749	343,259
		5,946,368
COMMERCIAL SERVICES & SUPPLIES — 1.2%
Cintas Corp.	1,634	387,732
Republic Services, Inc.	10,093	874,457
Rollins, Inc.	6,764	242,625

	Shares	Fair Value
COMMON STOCKS — 98.8%, continued
COMMERCIAL SERVICES & SUPPLIES — 1.2%, continued
Waste Management, Inc.	18,252	$2,105,733
		3,610,547
COMMUNICATIONS EQUIPMENT — 2.3%
Arista Networks, Inc. (a)	3,120	810,015
Cisco Systems, Inc.	103,780	5,679,879
Juniper Networks, Inc.	17,022	453,296
		6,943,190
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	4,122	157,419

CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	1,616	371,858

CONSUMER FINANCE — 0.4%
American Express Co.	7,894	974,435
Discover Financial Services	4,095	317,731
		1,292,166
CONTAINERS & PACKAGING — 0.5%
Avery Dennison Corp.	5,268	609,402
Ball Corp.	7,143	499,939
International Paper Co.	6,608	286,258
		1,395,599
DISTRIBUTORS — 0.1%
Genuine Parts Co.	2,808	290,853

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
AT&T, Inc.	8,289	277,764
Verizon Communications, Inc.	97,758	5,584,915
		5,862,679
ELECTRIC UTILITIES — 1.8%
American Electric Power Co., Inc.	8,040	707,600
Duke Energy Corp.	5,688	501,909
Eversource Energy	3,989	302,207
NextEra Energy, Inc.	12,598	2,580,826
Southern Co. (The)	13,034	720,520
Xcel Energy, Inc.	8,037	478,121
		5,291,183
ELECTRICAL EQUIPMENT — 0.6%
Eaton Corp. plc	4,956	412,735
Rockwell Automation, Inc.	9,137	1,496,915
		1,909,650
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
IPG Photonics Corp. (a)	1,276	196,823
Keysight Technologies, Inc. (a)	8,004	718,839
		915,662
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes, a GE Co.	6,322	155,711
Schlumberger Ltd.	12,261	487,252
		642,963
ENTERTAINMENT — 2.5%
Electronic Arts, Inc. (a)	3,067	310,564
Fox Corp. - Class B	5,385	196,714
Netflix, Inc. (a)	9,792	3,596,798

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Growth Index Fund
June 30, 2019 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.8%, continued
ENTERTAINMENT — 2.5%, continued
Walt Disney Co. (The)	25,353	$3,540,293
		7,644,369
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.8%
American Tower Corp.	9,532	1,948,817
AvalonBay Communities, Inc.	2,316	470,565
Boston Properties, Inc.	4,092	527,868
Crown Castle International Corp.	4,969	647,709
Digital Realty Trust, Inc.	4,316	508,382
Equinix, Inc.	1,090	549,676
Extra Space Storage, Inc.	2,966	314,693
HCP, Inc.	11,789	377,012
Iron Mountain, Inc.	8,187	256,253
Public Storage	3,491	831,451
Realty Income Corp.	4,636	319,745
Simon Property Group, Inc.	6,522	1,041,955
Welltower, Inc.	9,000	733,770
		8,527,896
FOOD & STAPLES RETAILING — 0.4%
Sysco Corp.	8,321	588,461
Walmart, Inc.	4,407	486,930
		1,075,391
FOOD PRODUCTS — 0.5%
Hershey Co. (The)	2,231	299,021
Hormel Foods Corp.	5,860	237,564
Kellogg Co.	8,574	459,309
McCormick & Co., Inc.	1,790	277,468
Mondelez International, Inc. - Class A	5,770	311,003
		1,584,365
HEALTH CARE EQUIPMENT & SUPPLIES — 6.2%
Abbott Laboratories	49,902	4,196,758
Align Technology, Inc. (a)	1,431	391,665
Becton, Dickinson and Co.	5,874	1,480,307
Boston Scientific Corp. (a)	35,332	1,518,569
Cooper Cos., Inc. (The)	1,161	391,129
Danaher Corp.	18,865	2,696,186
Edwards Lifesciences Corp. (a)	4,070	751,892
Hologic, Inc. (a)	6,559	314,963
IDEXX Laboratories, Inc. (a)	2,060	567,180
Intuitive Surgical, Inc. (a)	2,661	1,395,828
Medtronic plc	35,026	3,411,182
ResMed, Inc.	3,458	421,980
Stryker Corp. (a)	5,375	1,104,992
		18,642,631
HEALTH CARE PROVIDERS & SERVICES — 1.2%
AmerisourceBergen Corp.	5,540	472,340
Cigna Corp.	5,474	862,429
CVS Health Corp.	6,837	372,548
HCA Healthcare, Inc.	4,561	616,510
Humana, Inc.	3,198	848,430
UnitedHealth Group, Inc.	980	239,130
WellCare Health Plans, Inc. (a)	1,059	301,889
		3,713,276
HEALTH CARE TECHNOLOGY — 0.2%
Cerner Corp.	9,173	672,381

	Shares	Fair Value
COMMON STOCKS — 98.8%, continued
HOTELS, RESTAURANTS & LEISURE — 2.5%
Carnival Corp.	9,381	$436,686
Chipotle Mexican Grill, Inc. (a)	778	570,181
Marriott International, Inc. - Class A	3,226	452,575
McDonald’s Corp.	18,877	3,919,998
Starbucks Corp.	14,909	1,249,821
Yum! Brands, Inc.	7,084	783,986
		7,413,247
HOUSEHOLD DURABLES — 0.2%
Mohawk Industries, Inc. (a)	3,120	460,106

HOUSEHOLD PRODUCTS — 1.9%
Church & Dwight Co., Inc.	4,462	325,994
Clorox Co. (The)	2,852	436,670
Colgate-Palmolive Co.	10,399	745,296
Kimberly-Clark Corp.	3,801	506,597
Procter & Gamble Co. (The)	34,487	3,781,500
		5,796,057
INDUSTRIAL CONGLOMERATES — 0.3%
Roper Technologies, Inc.	2,829	1,036,150

INSURANCE — 2.5%
Aflac, Inc.	8,308	455,361
Allstate Corp. (The)	3,039	309,036
American International Group, Inc.	6,403	341,152
Aon plc	4,556	879,217
Arthur J. Gallagher & Co.	4,367	382,506
Chubb Ltd.	5,335	785,792
Cincinnati Financial Corp.	3,545	367,510
Marsh & McLennan Cos., Inc.	12,031	1,200,092
MetLife, Inc.	6,692	332,392
Principal Financial Group, Inc.	9,237	535,007
Progressive Corp. (The)	11,913	952,206
Torchmark Corp.	6,108	546,422
Travelers Cos., Inc. (The)	2,024	302,628
		7,389,321
INTERACTIVE MEDIA & SERVICES — 8.7%
Alphabet, Inc. - Class A (a)	5,497	5,952,152
Alphabet, Inc. - Class C (a)	8,586	9,280,693
Facebook, Inc. - Class A (a)	54,765	10,569,645
Twitter, Inc. (a)	12,505	436,424
		26,238,914
INTERNET & DIRECT MARKETING RETAIL — 6.5%
Amazon.com, Inc. (a)	9,286	17,584,248
Booking Holdings, Inc. (a)	710	1,331,044
eBay, Inc.	8,486	335,197
Expedia Group, Inc.	2,852	379,402
		19,629,891
IT SERVICES — 8.0%
Accenture plc - Class A	9,729	1,797,627
Akamai Technologies, Inc. (a)	6,711	537,820
Automatic Data Processing, Inc.	11,168	1,846,405
DXC Technology Co.	2,990	164,899
Fidelity National Information Services, Inc.	6,830	837,904
Fiserv, Inc. (a)	8,820	804,031
FleetCor Technologies, Inc. (a)	1,333	374,373
Gartner, Inc. (a)	2,140	344,412

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Growth Index Fund
June 30, 2019 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.8%, continued
IT SERVICES — 8.0%, continued
Mastercard, Inc. - Class A	21,816	$5,770,987
Paychex, Inc.	6,525	536,942
PayPal Holdings, Inc. (a)	26,707	3,056,883
Total System Services, Inc.	3,608	462,798
VeriSign, Inc. (a)	2,251	470,819
Visa, Inc. - Class A	41,463	7,195,904
		24,201,804
LIFE SCIENCES TOOLS & SERVICES — 2.1%
Agilent Technologies, Inc.	5,785	431,966
Illumina, Inc. (a)	3,249	1,196,119
Mettler-Toledo International, Inc. (a)	600	504,000
Thermo Fisher Scientific, Inc.	12,697	3,728,855
Waters Corp. (a)	1,646	354,285
		6,215,225
MACHINERY — 1.0%
Dover Corp.	3,391	339,778
Illinois Tool Works, Inc.	5,781	871,833
Ingersoll-Rand plc	5,595	708,719
Pentair plc	6,950	258,540
Stanley Black & Decker, Inc.	4,056	586,538
Xylem, Inc.	3,720	311,141
		3,076,549
MEDIA — 1.0%
CBS Corp. - Class B	2,991	149,251
Charter Communications, Inc. - Class A (a)	1,837	725,946
Comcast Corp. - Class A	53,294	2,253,270
		3,128,467
MULTI-LINE RETAIL — 0.2%
Dollar General Corp.	3,510	474,412

OIL, GAS & CONSUMABLE FUELS — 2.3%
Anadarko Petroleum Corp.	13,642	962,580
Apache Corp.	13,884	402,219
Cabot Oil & Gas Corp.	10,588	243,100
ConocoPhillips	33,065	2,016,965
Devon Energy Corp.	11,664	332,657
Hess Corp.	8,179	519,939
Marathon Oil Corp.	17,450	247,965
Occidental Petroleum Corp.	30,785	1,547,870
ONEOK, Inc.	5,111	351,688
Phillips 66	1,989	186,051
		6,811,034
PERSONAL PRODUCTS — 0.2%
Coty, Inc. - Class A	15,370	205,958
Estée Lauder Cos., Inc. (The) - Class A	2,452	448,986
		654,944
PHARMACEUTICALS — 5.4%
Bristol-Myers Squibb Co.	24,259	1,100,146
Eli Lilly & Co.	23,284	2,579,634
Johnson & Johnson	41,810	5,823,297
Merck & Co., Inc. (a)	66,121	5,544,246
Zoetis, Inc.	10,745	1,219,450
		16,266,773

	Shares	Fair Value
COMMON STOCKS — 98.8%, continued
PROFESSIONAL SERVICES — 0.6%
Equifax, Inc.	4,774	$645,636
IHS Markit Ltd. (a)	7,747	493,639
Nielsen Holdings plc	10,461	236,418
Verisk Analytics, Inc.	3,035	444,506
		1,820,199
ROAD & RAIL — 1.7%
CSX Corp.	15,653	1,211,073
Norfolk Southern Corp.	4,255	848,149
Union Pacific Corp.	17,630	2,981,409
		5,040,631
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.1%
Advanced Micro Devices, Inc. (a)	17,446	529,835
Analog Devices, Inc.	4,098	462,541
Broadcom, Inc.	9,079	2,613,481
Intel Corp.	72,384	3,465,022
Microchip Technology, Inc.	3,457	299,722
NVIDIA Corp.	5,454	895,710
Qorvo, Inc. (a)	511	34,038
QUALCOMM, Inc. (a)	15,647	1,190,267
Skyworks Solutions, Inc.	6,628	512,146
Texas Instruments, Inc.	15,934	1,828,586
Xilinx, Inc.	4,619	544,673
		12,376,021
SOFTWARE — 11.9%
Adobe, Inc. (a)	10,776	3,175,148
ANSYS, Inc. (a)	1,778	364,170
Autodesk, Inc. (a)	4,626	753,575
Citrix Systems, Inc.	3,452	338,779
Intuit, Inc.	6,400	1,672,512
Microsoft Corp.	176,931	23,701,677
Oracle Corp. (a)	35,196	2,005,116
Red Hat, Inc. (a)	3,789	711,423
salesforce.com, Inc. (a)	17,428	2,644,351
Synopsys, Inc. (a)	2,920	375,775
		35,742,526
SPECIALTY RETAIL — 2.5%
AutoZone, Inc. (a)	469	515,651
Home Depot, Inc. (The)	13,415	2,789,918
Lowe’s Cos., Inc.	9,809	989,826
O’Reilly Automotive, Inc. (a)	1,828	675,117
Ross Stores, Inc.	6,132	607,804
TJX Cos., Inc. (The)	25,363	1,341,195
Ulta Beauty, Inc. (a)	1,400	485,646
		7,405,157
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
NetApp, Inc. (a)	5,407	333,612

TEXTILES, APPAREL & LUXURY GOODS — 0.4%
NIKE, Inc. - Class B	11,317	950,062
VF Corp.	4,295	375,168
		1,325,230
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	16,064	523,526
W.W. Grainger, Inc.	863	231,482
		755,008

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Growth Index Fund
June 30, 2019 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.8%, continued
WATER UTILITIES — 0.2%
American Water Works Co., Inc.	4,180	$484,880

TOTAL COMMON STOCKS (COST $163,910,976)		296,965,111

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE NOTES — 0.9%
COMMUNITY DEVELOPMENT — 0.9%
Calvert Social Investment Foundation, Inc. (b)	1.500%	06/15/20	$475,000	$469,015
Calvert Social Investment Foundation, Inc. (b)	2.000%	06/15/22	550,000	540,444
Calvert Social Investment Foundation, Inc. (b)	3.000%	06/15/23	900,000	904,343
Calvert Social Investment Foundation, Inc. (b)	3.000%	12/15/23	200,000	200,951
Calvert Social Investment Foundation, Inc. (b)	3.000%	06/17/24	550,000	550,820
TOTAL CORPORATE NOTES (COST $2,675,000)				2,665,573

	Shares	Value
MONEY MARKET FUNDS — 0.4%
First American Government Obligations Fund - Class X, 2.30% (c) (COST $1,176,078)	1,176,078	$1,176,078

TOTAL INVESTMENTS - (COST $167,762,054) — 100.1%		$300,806,762
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1%)		(173,120)
NET ASSETS — 100.0%		$300,633,642

(a)	Non-income producing security.
(b)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Social Investment Foundation, Inc. 1.50%, 06/15/20	06/15/17	$475,000	$469,015	0.1%
Calvert Social Investment Foundation, Inc. 2.00%, 06/15/22	06/17/19	550,000	540,444	0.2%
Calvert Social Investment Foundation, Inc. 3.00%, 06/15/23	06/18/18	900,000	904,343	0.3%
Calvert Social Investment Foundation, Inc. 3.00%, 12/15/23	12/17/18	200,000	200,951	0.1%
Calvert Social Investment Foundation, Inc. 3.00%, 06/17/24	06/17/19	550,000	550,820	0.2%
		$2,675,000	$2,665,573	0.9%

(c)	The rate shown is the 7-day effective yield as of June 30, 2019.

plc	— Public Liability Company

See accompanying notes to financial statements.

Schedule of Investments

Praxis Small Cap Index Fund

June 30, 2019 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.8%
AIR FREIGHT & LOGISTICS — 0.6%
Echo Global Logistics, Inc. (a)	6,670	$139,203
Forward Air Corp.	6,040	357,266
Hub Group, Inc. - Class A (a)	4,660	195,627
		692,096
AIRLINES — 0.8%
Allegiant Travel Co.	2,220	318,570
Hawaiian Holdings, Inc.	8,210	225,200
SkyWest, Inc.	6,980	423,477
		967,247
AUTO COMPONENTS — 1.9%
American Axle & Manufacturing Holdings, Inc. (a)	11,990	152,992
Cooper Tire & Rubber Co.	6,440	203,182
Cooper-Standard Holdings, Inc. (a)	2,550	116,841
Dorman Products, Inc. (a)	4,170	363,374
Fox Factory Holding Corp. (a)	7,010	578,395
Garrett Motion, Inc. (a)	14,830	227,640
Gentherm, Inc. (a)	4,820	201,621
LCI Industries	2,400	216,000
Standard Motor Products, Inc.	3,290	149,169
		2,209,214
AUTOMOBILES — 0.3%
Winnebago Industries, Inc.	7,900	305,335

BANKS — 8.6%
Ameris Bancorp	5,250	205,748
Banc of California, Inc.	10,340	144,450
Banner Corp.	4,150	224,723
Berkshire Hills Bancorp, Inc.	830	26,054
Boston Private Financial Holdings, Inc.	10,750	129,752
Brookline Bancorp, Inc.	12,520	192,558
Central Pacific Financial Corp.	5,690	170,472
City Holding Co.	2,910	221,917
Columbia Banking System, Inc.	8,460	306,083
Community Bank System, Inc.	9,070	597,169
Customers Bancorp, Inc. (a)	6,950	145,950
CVB Financial Corp.	13,780	289,793
Eagle Bancorp, Inc.	3,220	174,299
Fidelity Southern Corp.	6,280	194,492
First BanCorp.	38,970	430,229
First Commonwealth Financial Corp.	12,660	170,530
First Financial Bancorp	13,550	328,181
First Midwest Bancorp, Inc.	13,350	273,274
Glacier Bancorp, Inc.	15,520	629,336
Great Western Bancorp, Inc.	7,950	283,974
Hanmi Financial Corp.	6,740	150,100
Heritage Financial Corp.	6,310	186,397
Hope Bancorp, Inc.	15,300	210,834
Independent Bank Corp.	5,100	388,365
LegacyTexas Financial Group, Inc.	5,590	227,569
NBT Bancorp, Inc.	5,910	221,684
OFG Bancorp	7,240	172,095
Old National Bancorp	19,510	323,671
Opus Bank	6,640	140,170
Pacific Premier Bancorp, Inc.	6,570	202,882
Preferred Bank	2,910	137,497
S&T Bancorp, Inc.	5,970	223,756
Seacoast Banking Corp. of Florida (a)	8,510	216,494

	Shares	Fair Value
COMMON STOCKS — 98.8%, continued
BANKS — 8.6%, continued
ServisFirst Bancshares, Inc.	10,670	$365,554
Simmons First National Corp. - Class A	11,090	257,953
Southside Bancshares, Inc.	4,987	161,479
Tompkins Financial Corp.	2,100	171,360
United Community Banks, Inc.	9,000	257,040
Veritex Holdings, Inc.	13,050	338,647
Westamerica Bancorp.	4,020	247,672
		9,740,203
BIOTECHNOLOGY — 2.5%
Acorda Therapeutics, Inc. (a)	8,750	67,113
AMAG Pharmaceuticals, Inc. (a)	7,730	77,223
Anika Therapeutics, Inc. (a)	6,520	264,842
Arrowhead Pharmaceuticals, Inc. (a)	14,900	394,850
Cytokinetics, Inc. (a)	16,380	184,275
Eagle Pharmaceuticals, Inc. (a)	3,150	175,392
Emergent BioSolutions, Inc. (a)	6,500	314,015
Enanta Pharmaceuticals, Inc. (a)	2,990	252,296
Momenta Pharmaceuticals, Inc. (a)	14,740	183,513
Myriad Genetics, Inc. (a)	13,480	374,474
Progenics Pharmaceuticals, Inc. (a)	28,980	178,807
REGENXBIO, Inc. (a)	3,410	175,172
Spectrum Pharmaceuticals, Inc. (a)	15,240	131,216
Vanda Pharmaceuticals, Inc. (a)	7,380	103,984
		2,877,172
BUILDING PRODUCTS — 2.5%
AAON, Inc.	9,750	489,255
American Woodmark Corp. (a)	2,505	211,973
Apogee Enterprises, Inc.	4,720	205,037
Gibraltar Industries, Inc. (a)	10,440	421,358
Insteel Industries, Inc.	5,610	116,800
Patrick Industries, Inc. (a)	4,460	219,387
PGT Innovations, Inc. (a)	9,430	157,670
Quanex Building Products Corp.	11,930	225,358
Simpson Manufacturing Co., Inc.	7,730	513,736
Universal Forest Products, Inc.	7,950	302,577
		2,863,151
CAPITAL MARKETS — 1.1%
Blucora, Inc. (a)	6,450	195,887
Donnelley Financial Solutions, Inc. (a)	10,660	142,204
Greenhill & Co., Inc.	6,880	93,499
INTL FCStone, Inc. (a)	4,090	161,923
Piper Jaffray Cos.	2,460	182,704
Virtus Investment Partners, Inc.	1,600	171,840
Waddell & Reed Financial, Inc. - Class A	10,140	169,034
WisdomTree Investments, Inc.	23,400	144,378
		1,261,469
CHEMICALS — 2.3%
Balchem Corp.	4,700	469,859
H.B. Fuller Co.	7,040	326,656
Innospec, Inc.	5,910	539,229
Kraton Corp. (a)	6,500	201,955
Livent Corp. (a)	18,370	127,120
Quaker Chemical Corp.	2,310	468,653
Rayonier Advanced Materials, Inc.	11,460	74,375
Stepan Co.	3,960	363,964
		2,571,811

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2019 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.8%, continued
COMMERCIAL SERVICES & SUPPLIES — 3.1%
ABM Industries, Inc.	13,350	$534,000
Brady Corp. - Class A	14,170	698,864
Interface, Inc.	10,700	164,031
LSC Communications, Inc.	13,920	51,087
Matthews International Corp. - Class A	5,810	202,479
Mobile Mini, Inc.	5,870	178,624
Multi-Color Corp.	3,460	172,896
R.R. Donnelley & Sons Co.	30,530	60,144
Tetra Tech, Inc.	7,820	614,261
UniFirst Corp.	2,490	469,539
US Ecology, Inc.	3,510	208,986
Viad Corp.	1,980	131,155
		3,486,066
COMMUNICATIONS EQUIPMENT — 1.6%
ADTRAN, Inc.	14,390	219,447
Applied Optoelectronics, Inc. (a)	19,220	197,582
CalAmp Corp. (a)	9,400	109,792
Finisar Corp. (a)	20,410	466,777
Harmonic, Inc. (a)	31,980	177,489
NETGEAR, Inc. (a)	4,710	119,116
Viavi Solutions, Inc. (a)	37,780	502,096
		1,792,299
CONSTRUCTION & ENGINEERING — 0.9%
Aegion Corp. (a)	7,920	145,728
Arcosa, Inc.	11,690	439,895
Comfort Systems USA, Inc.	4,810	245,262
MYR Group, Inc. (a)	4,650	173,677
		1,004,562
CONSTRUCTION MATERIALS — 0.1%
U.S. Concrete, Inc. (a)	3,620	179,878

CONSUMER FINANCE — 0.7%
Encore Capital Group, Inc. (a)	6,580	222,864
Enova International, Inc. (a)	7,260	167,343
PRA Group, Inc. (a)	6,920	194,729
World Acceptance Corp. (a)	1,600	262,576
		847,512
CONTAINERS & PACKAGING — 0.2%
Myers Industries, Inc.	10,200	196,554

DIVERSIFIED CONSUMER SERVICES — 0.9%
American Public Education, Inc. (a)	5,580	165,056
Career Education Corp. (a)	11,680	222,738
Strategic Education, Inc.	3,580	637,240
		1,025,034
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
ATN International, Inc.	3,340	192,818
Cincinnati Bell, Inc. (a)	13,530	66,974
Cogent Communications Holdings, Inc.	6,040	358,534
Consolidated Communications Holdings, Inc.	10,470	51,617
Iridium Communications, Inc. (a)	16,070	373,788
Vonage Holdings Corp. (a)	27,790	314,861
		1,358,592
ELECTRICAL EQUIPMENT — 0.5%
AZZ, Inc.	7,130	328,123

	Shares	Fair Value
COMMON STOCKS — 98.8%, continued
ELECTRICAL EQUIPMENT — 0.5%, continued
Encore Wire Corp.	3,540	$207,373
		535,496
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.8%
Anixter International, Inc. (a)	3,970	237,049
Arlo Technologies, Inc. (a)	48,227	193,390
Badger Meter, Inc.	5,090	303,822
Benchmark Electronics, Inc.	8,020	201,462
Control4 Corp. (a)	5,090	120,888
CTS Corp.	6,010	165,756
Daktronics, Inc.	20,710	127,781
ePlus, Inc. (a)	2,280	157,183
Fabrinet (a)	7,070	351,167
FARO Technologies, Inc. (a)	3,280	172,462
II-VI, Inc. (a)	7,820	285,899
Insight Enterprises, Inc. (a)	5,560	323,592
Itron, Inc. (a)	4,950	309,722
KEMET Corp.	8,220	154,618
Knowles Corp. (a)	18,120	331,777
Methode Electronics, Inc.	4,360	124,565
MTS Systems Corp.	3,280	191,978
OSI Systems, Inc. (a)	2,550	287,207
Plexus Corp. (a)	4,900	286,013
Rogers Corp. (a)	2,710	467,692
Sanmina Corp. (a)	8,760	265,253
ScanSource, Inc. (a)	4,820	156,939
TTM Technologies, Inc. (a)	16,420	167,484
		5,383,699
ENERGY EQUIPMENT & SERVICES — 3.0%
Archrock, Inc.	21,360	226,416
C&J Energy Services, Inc. (a)	14,350	169,043
DMC Global, Inc.	2,120	134,302
Dril-Quip, Inc. (a)	6,340	304,320
Era Group, Inc. (a)	15,280	127,435
Exterran Corp. (a)	12,820	182,301
Helix Energy Solutions Group, Inc. (a)	34,270	295,750
KLX Energy Services Holdings, Inc. (a)	17,530	358,138
Nabors Industries Ltd.	123,570	358,353
Newpark Resources, Inc. (a)	26,460	196,333
Noble Corp. plc (a)	69,870	130,657
Oil States International, Inc. (a)	9,680	177,144
SEACOR Holdings, Inc. (a)	3,470	164,860
TETRA Technologies, Inc. (a)	132,540	216,040
U.S. Silica Holdings, Inc.	13,680	174,967
Unit Corp. (a)	22,190	197,269
		3,413,328
ENTERTAINMENT — 0.1%
Marcus Corp. (The)	3,960	130,522

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.2%
Acadia Realty Trust	9,380	256,731
Agree Realty Corp.	6,430	411,841
American Assets Trust, Inc.	6,220	293,086
Armada Hoffler Properties, Inc.	8,590	142,164
CareTrust REIT, Inc.	16,990	404,022
CBL & Associates Properties, Inc.	26,150	27,196
Chatham Lodging Trust	7,580	143,035
Chesapeake Lodging Trust	6,970	198,087

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2019 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.8%, continued
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.2%, continued
Community Healthcare Trust, Inc.	21,560	$849,680
DiamondRock Hospitality Co.	24,980	258,293
Four Corners Property Trust, Inc.	9,270	253,349
Franklin Street Properties Corp.	20,600	152,028
Getty Realty Corp.	3,980	122,425
Global Net Lease, Inc.	8,930	175,207
Hersha Hospitality Trust	7,500	124,050
Independence Realty Trust, Inc.	16,080	186,046
Innovative Industrial Properties, Inc.	1,460	180,398
iStar, Inc.	14,210	176,488
Kite Realty Group Trust	10,900	164,917
Lexington Realty Trust	19,510	183,589
LTC Properties, Inc.	4,560	208,210
National Storage Affiliates Trust	7,930	229,494
NorthStar Realty Europe Corp.	5,910	97,101
Office Properties Income Trust	8,140	213,838
Pennsylvania Real Estate Investment Trust	20,590	133,835
Retail Opportunity Investments Corp.	14,670	251,297
Saul Centers, Inc.	3,160	177,371
Summit Hotel Properties, Inc.	18,710	214,604
Universal Health Realty Income Trust	1,650	140,134
Washington Prime Group, Inc.	23,940	91,451
Washington Real Estate Investment Trust	8,120	217,048
Xenia Hotels & Resorts, Inc.	14,130	294,610
		6,971,625
FOOD & STAPLES RETAILING — 1.0%
Andersons, Inc. (The)	8,590	233,991
Chefs’ Warehouse, Inc. (The) (a)	19,440	681,761
SpartanNash Co.	9,300	108,531
United Natural Foods, Inc. (a)	10,530	94,454
		1,118,737
FOOD PRODUCTS — 1.1%
Calavo Growers, Inc.	2,150	207,991
Cal-Maine Foods, Inc.	7,730	322,496
Darling Ingredients, Inc. (a)	28,470	566,268
John B. Sanfilippo & Son, Inc.	1,410	112,363
		1,209,118
GAS UTILITIES — 1.0%
Northwest Natural Holdings Co.	8,330	578,935
South Jersey Industries, Inc.	18,210	614,223
		1,193,158
HEALTH CARE EQUIPMENT & SUPPLIES — 2.6%
AngioDynamics, Inc. (a)	7,230	142,359
Cardiovascular Systems, Inc. (a)	8,070	346,445
CryoLife, Inc. (a)	3,830	114,632
Heska Corp. (a)	2,880	245,290
Integer Holdings Corp. (a)	4,140	347,429
Invacare Corp.	23,550	122,224
LeMaitre Vascular, Inc.	5,160	144,377
Meridian Bioscience, Inc.	9,350	111,078
Merit Medical Systems, Inc. (a)	7,720	459,803
Neogen Corp. (a)	6,993	434,335
OraSure Technologies, Inc. (a)	13,990	129,827
Orthofix Medical, Inc. (a)	3,650	193,012
Tactile Systems Technology, Inc. (a)	2,490	141,731
		2,932,542

	Shares	Fair Value
COMMON STOCKS — 98.8%, continued
HEALTH CARE PROVIDERS & SERVICES — 3.0%
Addus HomeCare Corp. (a)	2,750	$206,113
AMN Healthcare Services, Inc. (a)	6,420	348,285
BioTelemetry, Inc. (a)	4,540	218,601
CorVel Corp. (a)	2,400	208,824
Diplomat Pharmacy, Inc. (a)	52,730	321,126
Ensign Group, Inc. (The)	6,850	389,902
LHC Group, Inc. (a)	4,050	484,299
Magellan Health, Inc. (a)	3,260	241,990
Owens & Minor, Inc.	22,720	72,704
Select Medical Holdings Corp. (a)	35,150	557,830
Tivity Health, Inc. (a)	8,628	141,844
U.S. Physical Therapy, Inc.	2,050	251,268
		3,442,786
HEALTH CARE TECHNOLOGY — 1.3%
HealthStream, Inc. (a)	5,690	147,143
HMS Holdings Corp. (a)	11,250	364,388
NextGen Healthcare, Inc. (a)	9,550	190,045
Omnicell, Inc. (a)	5,710	491,231
Tabula Rasa HealthCare, Inc. (a)	4,720	235,670
		1,428,477
HOTELS, RESTAURANTS & LEISURE — 1.9%
Bloomin’ Brands, Inc.	12,830	242,615
Chuy’s Holdings, Inc. (a)	6,790	155,627
Dave & Buster’s Entertainment, Inc.	5,310	214,896
Dine Brands Global, Inc.	3,140	299,776
Fiesta Restaurant Group, Inc. (a)	9,220	121,151
Red Robin Gourmet Burgers, Inc. (a)	4,050	123,808
Shake Shack, Inc. - Class A (a)	4,080	294,576
Wingstop, Inc.	7,250	686,937
		2,139,386
HOUSEHOLD DURABLES — 2.7%
Cavco Industries, Inc. (a)	1,410	222,131
Ethan Allen Interiors, Inc.	6,730	141,734
Installed Building Products, Inc. (a)	5,020	297,284
iRobot Corp. (a)	4,940	452,702
La-Z-Boy, Inc.	6,970	213,700
LGI Homes, Inc. (a)	3,740	267,148
M.D.C. Holdings, Inc.	16,114	528,217
M/I Homes, Inc. (a)	5,860	167,244
TopBuild Corp. (a)	4,720	390,627
Universal Electronics, Inc. (a)	4,730	194,025
William Lyon Homes - Class A (a)	10,120	184,488
		3,059,300
HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. - Class A (a)	6,730	165,827
WD-40 Co.	2,600	413,504
		579,331
INDUSTRIAL CONGLOMERATES — 0.2%
Raven Industries, Inc.	7,150	256,542

INSURANCE — 3.6%
Ambac Financial Group, Inc. (a)	8,260	139,181
American Equity Investment Life Holding Co.	13,960	379,154
AMERISAFE, Inc.	3,030	193,223
eHealth, Inc. (a)	3,080	265,188

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2019 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.8%, continued
INSURANCE — 3.6%, continued
Employers Holdings, Inc.	4,660	$196,978
Horace Mann Educators Corp.	5,380	216,760
James River Group Holdings Ltd.	4,540	212,926
ProAssurance Corp.	9,820	354,600
RLI Corp.	7,580	649,682
Safety Insurance Group, Inc.	1,790	170,283
Selective Insurance Group, Inc.	12,170	911,411
Stewart Information Services Corp.	3,830	155,077
United Fire Group, Inc.	3,020	146,349
Universal Insurance Holdings, Inc.	4,480	124,992
		4,115,804
INTERACTIVE MEDIA & SERVICES — 0.1%
QuinStreet, Inc. (a)	6,800	107,780

INTERNET & DIRECT MARKETING RETAIL — 0.6%
PetMed Express, Inc.	5,520	86,498
Shutterfly, Inc. (a)	4,610	233,036
Shutterstock, Inc.	4,940	193,599
Stamps.com, Inc. (a)	2,760	124,945
		638,078
IT SERVICES — 2.8%
Cardtronics plc - Class A (a)	6,690	182,771
CSG Systems International, Inc.	16,050	783,722
EVERTEC, Inc.	10,810	353,487
ExlService Holdings, Inc. (a)	5,430	359,086
NIC, Inc.	11,920	191,197
Perficient, Inc. (a)	7,030	241,270
Sykes Enterprises, Inc. (a)	8,000	219,680
TTEC Holdings, Inc.	5,360	249,722
Unisys Corp. (a)	10,560	102,643
Virtusa Corp. (a)	10,050	446,521
		3,130,099
LEISURE PRODUCTS — 0.2%
Callaway Golf Co.	14,230	244,187

LIFE SCIENCES TOOLS & SERVICES — 1.1%
Cambrex Corp. (a)	5,105	238,965
Luminex Corp.	9,510	196,286
Medpace Holdings, Inc. (a)	5,530	361,773
NeoGenomics, Inc. (a)	18,890	414,447
		1,211,471
MACHINERY — 6.7%
Actuant Corp. - Class A	13,840	343,370
Alamo Group, Inc.	1,800	179,874
Astec Industries, Inc.	4,300	140,008
Barnes Group, Inc.	6,120	344,801
Briggs & Stratton Corp.	20,550	210,432
Chart Industries, Inc. (a)	6,330	486,650
EnPro Industries, Inc.	5,320	339,629
ESCO Technologies, Inc.	3,220	266,036
Federal Signal Corp.	13,370	357,648
Franklin Electric Co., Inc.	7,820	371,450
Greenbrier Cos., Inc. (The)	4,200	127,680
Harsco Corp. (a)	14,500	397,880
Hillenbrand, Inc.	12,210	483,150
John Bean Technologies Corp.	5,305	642,595

	Shares	Fair Value
COMMON STOCKS — 98.8%, continued
MACHINERY — 6.7%, continued
Lindsay Corp.	2,190	$180,040
Lydall, Inc. (a)	6,730	135,946
Mueller Industries, Inc.	12,020	351,825
Proto Labs, Inc. (a)	4,900	568,498
SPX Corp. (a)	6,750	222,885
SPX FLOW, Inc. (a)	5,660	236,928
Standex International Corp.	1,630	119,218
Tennant Co.	2,930	179,316
Wabash National Corp.	11,190	182,061
Watts Water Technologies, Inc. - Class A	7,090	660,646
		7,528,566
MARINE — 0.2%
Matson, Inc.	5,550	215,617

MEDIA — 0.5%
E.W. Scripps Co. (The) - Class A	9,180	140,362
Gannett Co., Inc.	17,040	139,046
New Media Investment Group, Inc.	11,490	108,466
Scholastic Corp.	4,200	139,608
		527,482
METALS & MINING — 0.1%
Olympic Steel, Inc.	9,490	129,538

MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.4%
Apollo Commercial Real Estate Finance, Inc.	22,000	404,580
ARMOUR Residential REIT, Inc.	6,680	124,515
Capstead Mortgage Corp.	12,570	104,959
Invesco Mortgage Capital, Inc.	18,730	301,928
New York Mortgage Trust, Inc.	24,280	150,536
PennyMac Mortgage Investment Trust	15,630	341,203
Redwood Trust, Inc.	9,390	155,217
		1,582,938
MULTI-LINE RETAIL — 0.4%
Big Lots, Inc.	10,440	298,688
J. C. Penney Co., Inc. (a)	113,750	129,675
		428,363
MULTI-UTILITIES — 0.5%
Avista Corp.	12,930	576,678

OIL, GAS & CONSUMABLE FUELS — 0.4%
Denbury Resources, Inc. (a)	79,000	97,960
Green Plains, Inc.	12,000	129,360
Par Pacific Holdings, Inc. (a)	7,570	155,337
Renewable Energy Group, Inc. (a)	5,720	90,719
		473,376
PAPER & FOREST PRODUCTS — 0.6%
Boise Cascade Co.	13,960	392,416
Clearwater Paper Corp. (a)	5,150	95,223
Neenah, Inc.	2,500	168,875
		656,514
PERSONAL PRODUCTS — 0.6%
Avon Products, Inc. (a)	65,260	253,209
Inter Parfums, Inc.	3,980	264,630
Medifast, Inc.	1,770	227,091
		744,930

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2019 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.8%, continued
PHARMACEUTICALS — 1.0%
Amphastar Pharmaceuticals, Inc. (a)	7,700	$162,547
Assertio Therapeutics, Inc. (a)	32,170	110,986
Endo International plc (a)	25,330	104,360
Innoviva, Inc. (a)	9,270	134,971
Medicines Co. (The) (a)	9,540	347,924
Supernus Pharmaceuticals, Inc. (a)	7,020	232,292
		1,093,080
PROFESSIONAL SERVICES — 2.1%
Exponent, Inc.	8,210	480,613
FTI Consulting, Inc. (a)	4,900	410,816
Kelly Services, Inc. - Class A	6,880	180,187
Korn Ferry	7,500	300,525
Navigant Consulting, Inc.	14,710	341,125
TrueBlue, Inc. (a)	7,400	163,244
WageWorks, Inc. (a)	9,250	469,808
		2,346,318
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Marcus & Millichap, Inc. (a)	6,190	190,962
RE/MAX Holdings, Inc. - Class A	4,300	132,268
		323,230
ROAD & RAIL — 0.8%
ArcBest Corp.	8,470	238,092
Heartland Express, Inc.	14,760	266,713
Marten Transport Ltd.	8,500	154,275
Saia, Inc. (a)	3,430	221,818
		880,898
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.7%
Advanced Energy Industries, Inc. (a)	6,290	353,938
Axcelis Technologies, Inc. (a)	7,890	118,745
Brooks Automation, Inc.	10,020	388,275
Cabot Microelectronics Corp.	3,830	421,606
CEVA, Inc. (a)	4,260	103,731
Cohu, Inc.	12,450	192,104
Diodes, Inc. (a)	6,230	226,585
FormFactor, Inc. (a)	13,950	218,597
Ichor Holdings Ltd. (a)	7,950	187,938
Kulicke & Soffa Industries, Inc. (a)	9,850	222,118
MaxLinear, Inc. (a)	8,600	201,584
Nanometrics, Inc. (a)	5,130	178,062
Power Integrations, Inc.	4,030	323,125
Rambus, Inc. (a)	13,445	161,878
Rudolph Technologies, Inc. (a)	7,110	196,449
SolarEdge Technologies, Inc. (a)	8,140	508,424
Xperi Corp.	7,580	156,072
		4,159,231
SOFTWARE — 2.5%
8x8, Inc. (a)	14,170	341,497
Agilysys, Inc. (a)	6,190	132,899
Alarm.com Holdings, Inc. (a)	4,690	250,915
Bottomline Technologies (de), Inc. (a)	5,320	235,357
Ebix, Inc.	3,880	194,854
LivePerson, Inc. (a)	9,500	266,380
MicroStrategy, Inc. - Class A (a)	1,390	199,201
Monotype Imaging Holdings, Inc.	8,820	148,529
Progress Software Corp.	6,410	279,604

	Shares	Fair Value
COMMON STOCKS — 98.8%, continued
SOFTWARE — 2.5%, continued
Qualys, Inc. (a)	4,580	$398,826
SPS Commerce, Inc. (a)	2,390	244,282
TiVo Corp.	17,170	126,543
		2,818,887
SPECIALTY RETAIL — 3.6%
Abercrombie & Fitch Co. - Class A	13,550	217,342
Asbury Automotive Group, Inc. (a)	3,100	261,454
Ascena Retail Group, Inc. (a)	15,400	9,394
Boot Barn Holdings, Inc. (a)	4,560	162,518
Caleres, Inc.	6,100	121,512
Chico’s FAS, Inc.	24,560	82,767
Children’s Place, Inc. (The)	2,440	232,727
Designer Brands, Inc. - Class A	9,020	172,913
Express, Inc. (a)	22,080	60,278
GameStop Corp. - Class A	10,930	59,787
Genesco, Inc. (a)	3,550	150,130
Group 1 Automotive, Inc.	3,050	249,765
Guess?, Inc.	9,260	149,549
Hibbett Sports, Inc. (a)	9,960	181,272
Lithia Motors, Inc. - Class A	2,810	333,772
Lumber Liquidators Holdings, Inc. (a)	11,530	133,172
MarineMax, Inc. (a)	7,260	119,354
Monro, Inc.	4,500	383,850
Office Depot, Inc.	76,770	158,146
RH (a)	3,490	403,444
Sleep Number Corp. (a)	3,400	137,326
Tailored Brands, Inc.	11,680	67,394
Vitamin Shoppe, Inc. (a)	50,200	197,788
		4,045,654
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
3D Systems Corp. (a)	17,030	154,973
Cray, Inc. (a)	6,960	242,347
Electronics For Imaging, Inc. (a)	6,770	249,881
		647,201
TEXTILES, APPAREL & LUXURY GOODS — 1.6%
Crocs, Inc. (a)	10,300	203,425
Fossil Group, Inc. (a)	7,830	90,045
G-III Apparel Group Ltd. (a)	5,110	150,336
Kontoor Brands, Inc. (a)	12,890	361,178
Movado Group, Inc.	4,320	116,640
Oxford Industries, Inc.	1,855	140,609
Steven Madden Ltd.	11,935	405,193
Wolverine World Wide, Inc.	13,500	371,790
		1,839,216
THRIFTS & MORTGAGE FINANCE — 1.9%
Axos Financial, Inc. (a)	7,150	194,838
Dime Community Bancshares, Inc.	7,730	146,793
HomeStreet, Inc. (a)	5,810	172,208
Meta Financial Group, Inc.	6,750	189,337
NMI Holdings, Inc. - Class A (a)	14,580	413,926
Northwest Bancshares, Inc.	23,090	406,615
Provident Financial Services, Inc.	9,430	228,678
TrustCo Bank Corp.	23,830	188,734
Walker & Dunlop, Inc.	4,340	230,931
		2,172,060

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2019 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.8%, continued
TRADING COMPANIES & DISTRIBUTORS — 0.7%
Applied Industrial Technologies, Inc.	8,380	$515,621
DXP Enterprises, Inc. (a)	4,230	160,275
Veritiv Corp. (a)	5,420	105,256
		781,152
WATER UTILITIES — 1.0%
American States Water Co.	7,920	595,901
California Water Service Group	11,000	556,930
		1,152,831
TOTAL COMMON STOCKS (COST $105,173,020)		111,743,421

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE NOTES — 0.9%
COMMUNITY DEVELOPMENT — 0.9%
Calvert Social Investment Foundation, Inc. (b)	1.500%	06/15/20	$175,000	$172,795
Calvert Social Investment Foundation, Inc. (b)	2.000%	06/15/22	70,000	68,784
Calvert Social Investment Foundation, Inc. (b)	3.000%	06/15/23	330,000	331,593
Calvert Social Investment Foundation, Inc. (b)	3.000%	12/15/23	330,000	331,569
Calvert Social Investment Foundation, Inc. (b)	3.000%	06/17/24	60,000	60,089
TOTAL CORPORATE NOTES (COST $965,000)				964,830

	Shares	Value
MONEY MARKET FUNDS — 0.2%
First American Government Obligations Fund - Class X, 2.30% (c) (COST $258,553)	258,553	$258,553

TOTAL INVESTMENTS - (COST $106,396,573) — 99.9%		$112,966,804
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		65,572
NET ASSETS — 100.0%		$113,032,376

(a)	Non-income producing security.
(b)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Social Investment Foundation, Inc. 1.50%, 06/15/20	06/15/17	$175,000	$172,795	0.1%
Calvert Social Investment Foundation, Inc. 2.00%, 06/15/22	06/17/19	70,000	68,784	0.1%
Calvert Social Investment Foundation, Inc. 3.00%, 06/15/23	06/18/18	330,000	331,593	0.3%
Calvert Social Investment Foundation, Inc. 3.00%, 12/15/23	12/17/18	330,000	331,569	0.3%
Calvert Social Investment Foundation, Inc. 3.00%, 06/17/24	06/17/19	60,000	60,089	0.1%
		$965,000	$964,830	0.9%

(c)	The rate shown is the 7-day effective yield as of June 30, 2019.

plc	— Public Liability Company
REIT	— Real Estate Investment Trust

See accompanying notes to financial statements.

Schedule of Investments

Praxis Genesis Conservative Portfolio

June 30, 2019 (unaudited)

	Shares	Fair Value
MUTUAL FUNDS — 100.0%
DEBT FUND — 70.1%
Praxis Impact Bond Fund - Class I	1,630,767	$17,171,979

EQUITY FUND — 29.9%
Praxis Growth Index Fund - Class I	86,350	2,306,406
Praxis International Index Fund - Class I	194,136	2,149,088
Praxis Small Cap Index Fund - Class I	64,583	590,932
Praxis Value Index Fund - Class I	164,556	2,265,937
		7,312,363
TOTAL MUTUAL FUNDS (COST $21,499,824)		24,484,342

MONEY MARKET FUNDS — 0.0% (a)
First American Government Obligations Fund - Class X, 2.30% (b) (COST $5,854)	5,854	$5,854

TOTAL INVESTMENTS - (COST $21,505,678) — 100.0%		$24,490,196
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (a)		3,793
NET ASSETS — 100.0%		$24,493,989

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of June 30, 2019.

See accompanying notes to financial statements.

Schedule of Investments

Praxis Genesis Balanced Portfolio

June 30, 2019 (unaudited)

	Shares	Fair Value
MUTUAL FUNDS — 100.0%
DEBT FUND — 40.2%
Praxis Impact Bond Fund - Class I	2,982,176	$31,402,316

EQUITY FUND — 59.8%
Praxis Growth Index Fund - Class I	477,892	12,764,489
Praxis International Index Fund - Class I	1,242,657	13,756,216
Praxis Small Cap Index Fund - Class I	827,301	7,569,803
Praxis Value Index Fund - Class I	910,677	12,540,024
		46,630,532
TOTAL MUTUAL FUNDS (COST $62,534,162)		78,032,848

MONEY MARKET FUNDS — 0.0% (a)
First American Government Obligations Fund - Class X, 2.30% (b) (COST $531)	531	$531

TOTAL INVESTMENTS - (COST $62,534,693) — 100.0%		$78,033,379
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0%) (a)		(17,946)
NET ASSETS — 100.0%		$78,015,433

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of June 30, 2019.

See accompanying notes to financial statements.

Schedule of Investments

Praxis Genesis Growth Portfolio

June 30, 2019 (unaudited)

	Shares	Fair Value
MUTUAL FUNDS — 100.0%
DEBT FUND — 20.2%
Praxis Impact Bond Fund - Class I	1,326,412	$13,967,121

EQUITY FUND — 79.8%
Praxis Growth Index Fund - Class I	544,633	14,547,152
Praxis International Index Fund - Class I	1,474,069	16,317,945
Praxis Small Cap Index Fund - Class I	1,103,902	10,100,703
Praxis Value Index Fund - Class I	1,037,802	14,290,535
		55,256,335
TOTAL MUTUAL FUNDS (COST $52,503,307)		69,223,456

MONEY MARKET FUNDS — 0.0% (a)
First American Government Obligations Fund - Class X, 2.30% (b) (COST $261)	261	$261

TOTAL INVESTMENTS - (COST $52,503,568) — 100.0%		$69,223,717
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0%) (a)		(14,055)
NET ASSETS — 100.0%		$69,209,662

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of June 30, 2019.

See accompanying notes to financial statements.

Statements of Assets & Liabilities

June 30, 2019 (unaudited)

	Praxis Impact Bond Fund	Praxis International Index Fund	Praxis Value Index Fund	Praxis Growth Index Fund	Praxis Small Cap Index Fund
Assets
Total investments in unaffiliated securities, at cost	$527,225,695	$223,487,189	$175,188,497	$167,762,054	$106,396,573
Investments in unaffiliated securities, at fair value	$545,879,451	$276,370,765	$223,680,501	$300,806,762	$112,966,804
Cash denominated in foreign currency (Cost $3,848)	—	3,849	—	—	—
Receivable for capital shares sold	1,808,083	230,046	224,434	412,293	157,135
Receivable for investments sold	869	—	—	—	—
Receivable for dividends and interest	4,187,634	1,015,910	278,199	235,287	124,173
Receivable for tax reclaims	—	228,939	—	—	—
Prepaid expenses	59,297	39,947	37,727	43,816	28,761
Total Assets	551,935,334	277,889,456	224,220,861	301,498,158	113,276,873

Liabilities
Distributions payable	536,749	—	—	—	—
Payable for capital shares redeemed	1,014,766	645,446	592,092	718,307	193,536
Accrued expenses and other payables:
Investment advisory fees	178,858	108,494	54,059	73,313	25,893
Administration fees	22,708	11,297	9,150	12,147	4,505
Distribution fees	12,377	2,186	5,670	16,596	918
Other	74,292	43,004	28,750	44,153	19,645
Total Liabilities	1,839,750	810,427	689,721	864,516	244,497

Net Assets	$550,095,584	$277,079,029	$223,531,140	$300,633,642	$113,032,376

Components of Net Assets
Paid-in capital	$533,567,450	$239,411,295	$170,490,195	$147,973,242	$104,844,689
Accumulated earnings	16,528,134	37,667,734	53,040,945	152,660,400	8,187,687
Net Assets	$550,095,584	$277,079,029	$223,531,140	$300,633,642	$113,032,376

Pricing of Class A Shares
Net assets attributable to Class A shares	$60,281,023	$10,865,650	$28,341,024	$81,986,649	$4,558,046
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	5,698,458	989,141	2,046,486	3,096,184	545,684
Net asset value, offering price and redemption price per share*	$10.58	$10.98	$13.85	$26.48	$8.35
Maximum sales charge	3.75%	5.25%	5.25%	5.25%	5.25%
Maximum offering price per share [(100%/(100%-Maximum Sales Charge)) of net asset value adjusted to the nearest cent]	$10.99	$11.59	$14.62	$27.95	$8.81

Pricing of Class I Shares
Net assets attributable to Class I shares	$489,814,561	$266,213,379	$195,190,116	$218,646,993	$108,474,330
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	46,515,498	24,057,418	14,172,615	8,184,651	11,854,734
Net asset value and redemption price per share*	$10.53	$11.07	$13.77	$26.71	$9.15

*	A redemption fee of 2.00% may be charged on shares redeemed within 30 days of purchase.

See accompanying notes to financial statements.

Statements of Assets & Liabilities, continued

June 30, 2019 (unaudited)

	Praxis Genesis Conservative Portfolio	Praxis Genesis Balanced Portfolio	Praxis Genesis Growth Portfolio
Assets
Investments in affiliated securities, at cost	$21,499,824	$62,534,162	$52,503,307
Investments in unaffiliated securities, at cost	5,854	531	261
Investments in affiliated securities, at fair value	$24,484,342	$78,032,848	$69,223,456
Investments in unaffiliated securities, at fair value	5,854	531	261
Receivable for capital shares sold	69,908	4,753	11,586
Receivable for investments sold	13	137,665	—
Receivable from adviser	1,213	—	—
Receivable for dividends and interest	37,029	67,696	30,110
Prepaid expenses	13,136	15,273	14,673
Total Assets	24,611,495	78,258,766	69,280,086

Liabilities
Distributions payable	817	289	—
Payable for capital shares redeemed	68,775	142,058	106
Payable for investments purchased	36,939	67,668	41,311
Accrued expenses and other payables:
Investment advisory fees	—	3,153	567
Administration fees	596	1,887	1,669
Distribution fees	4,975	15,765	13,940
Other	5,404	12,513	12,831
Total Liabilities	117,506	243,333	70,424

Net Assets	$24,493,989	$78,015,433	$69,209,662

Components of Net Assets
Paid-in capital	$21,671,346	$62,385,461	$52,188,540
Accumulated earnings	2,822,643	15,629,972	17,021,122
Net Assets	$24,493,989	$78,015,433	$69,209,662

Pricing of Class A Shares
Net assets attributable to Class A shares	$24,493,989	$78,015,433	$69,209,662
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,058,274	5,658,922	4,586,134
Net asset value, offering price and redemption price per share*	$11.90	$13.79	$15.09
Maximum sales charge	5.25%	5.25%	5.25%
Maximum offering price per share [(100%/(100%-Maximum Sales Charge)) of net asset value adjusted to the nearest cent]	$12.56	$14.55	$15.93

*	A redemption fee of 2.00% may be charged on shares redeemed within 30 days of purchase.

See accompanying notes to financial statements.

Statements of Operations

For the six months ended June 30, 2019 (unaudited)

	Praxis Impact Bond Fund	Praxis International Index Fund	Praxis Value Index Fund	Praxis Growth Index Fund	Praxis Small Cap Index Fund
Investment income
Dividends	$185,447	$5,725,854	$2,863,191	$2,436,861	$817,916
Foreign tax withholding	—	(813,078)	(2)	—	(96)
Interest	8,207,035	27,797	21,615	26,363	11,264
Total Investment Income	8,392,482	4,940,573	2,884,804	2,463,224	829,084

Expenses
Investment advisory fees	1,037,450	647,647	309,861	424,351	159,573
Administration fees	133,682	68,483	53,234	72,893	27,556
Distribution fees - Class A	72,862	13,941	26,730	99,867	5,812
Transfer agent fees - Class A	39,669	16,519	13,666	43,320	5,387
Transfer agent fees - Class I	21,914	5,344	15,450	22,762	3,071
Professional fees	38,747	25,578	30,690	22,994	17,988
Registration fees - Class A	15,746	12,081	8,998	13,318	11,631
Registration fees - Class I	9,409	8,538	9,041	6,491	5,837
Trustee fees and expenses	29,893	15,758	11,757	14,852	6,262
Custodian fees	16,195	32,485	6,706	7,344	5,206
Shareholder report printing fees - Class A	4,764	3,072	1,800	6,061	825
Shareholder report printing fees - Class I	5,761	7,756	3,950	5,949	1,431
Insurance expense	14,534	7,319	5,270	7,494	1,553
Other expenses	59,654	3,556	16,730	16,701	21,438
Total Expenses	1,500,280	868,077	513,883	764,397	273,570
Class A expenses contractually reduced by Investment Adviser	—	—	—	—	(10,933)
Net Expenses	1,500,280	868,077	513,883	764,397	262,637

Net Investment Income	6,892,202	4,072,496	2,370,921	1,698,827	566,447

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments	587,264	(92,703)	(606,350)	836,323	1,122,337
Net realized losses on foreign currency transactions	—	(4,662)	—	—	—
Change in unrealized appreciation/(depreciation) of investments	22,816,997	28,001,080	30,973,082	48,447,228	10,440,802
Change in unrealized appreciation/(depreciation) of foreign currency translations	—	(64)	—	—	—
Net Realized and Unrealized Gains on Investments and Foreign Currency Transactions	23,404,261	27,903,651	30,366,732	49,283,551	11,563,139
Net Change in Net Assets from Operations	$30,296,463	$31,976,147	$32,737,653	$50,982,378	$12,129,586

See accompanying notes to financial statements.

Statements of Operations, continued

For the six months ended June 30, 2019 (unaudited)

	Praxis Genesis Conservative Portfolio	Praxis Genesis Balanced Portfolio	Praxis Genesis Growth Portfolio
Investment income
Dividends from affiliates	$223,492	$408,518	$181,065
Dividends from non-affiliates	34	6	3
Total Investment Income	223,526	408,524	181,068

Expenses
Distribution fees - Class A	29,014	92,860	82,214
Transfer agent fees	14,180	44,084	56,060
Registration and filing fees	14,347	16,047	14,907
Investment advisory fees	5,803	18,573	17,001
Professional fees	5,770	11,131	10,155
Administration fees	3,482	11,140	9,862
Shareholder report printing fees	2,276	6,359	9,341
Custodian fees	207	229	245
Trustee fees and expenses	70	224	201
Insurance expense	64	202	177
Other expenses	1,475	2,358	49
Total Expenses	76,688	203,207	200,212
Expenses contractually reduced by Investment Adviser	(7,016)	—	(2,788)
Net Expenses	69,672	203,207	197,424

Net Investment Income (Loss)	153,854	205,317	(16,356)

Realized and Unrealized Gains (Losses) on Investments
Net realized losses on investments in affiliates	(18,453)	(88,609)	(75,185)
Change in unrealized appreciation/(depreciation) of investments in affiliates	1,799,974	7,976,082	8,279,531
Net Realized and Unrealized Gains on Investments	1,781,521	7,887,473	8,204,346
Net Change in Net Assets from Operations	$1,935,375	$8,092,790	$8,187,990

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	Praxis Impact Bond Fund		Praxis International Index Fund
	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018
From Operations
Net investment income	$6,892,202	$13,449,131	$4,072,496	$6,045,725
Net realized gains (losses) from investments and foreign currency transactions	587,264	(1,656,774)	(97,365)	(1,539,717)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	22,816,997	(11,650,349)	28,001,016	(46,761,410)
Net Change in Net Assets from Operations	30,296,463	142,008	31,976,147	(42,255,402)

Distributions to Shareholders
Class A	(659,563)	(1,617,697)	—	(181,781)
Class I	(6,360,455)	(12,491,206)	—	(5,857,401)
Change in Net Assets from Distributions to Shareholders	(7,020,018)	(14,108,903)	—	(6,039,182)

Change in Net Assets from Capital Transactions (Note 6)	16,981,515	101,935	(4,732,571)	14,248,204
Change in Net Assets	40,257,960	(13,864,960)	27,243,576	(34,046,380)

Net Assets
Beginning of period	509,837,624	523,702,584	249,835,453	283,881,833
End of period	$550,095,584	$509,837,624	$277,079,029	$249,835,453

See accompanying notes to financial statements.

Statements of Changes in Net Assets, continued

	Praxis Value Index Fund		Praxis Growth Index Fund		Praxis Small Cap Index Fund
	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018
From Operations
Net investment income	$2,370,921	$4,087,827	$1,698,827	$2,346,541	$566,447	$446,081
Net realized gains (losses) from investments and foreign currency transactions	(606,350)	5,590,070	836,323	19,312,975	1,122,337	3,033,242
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	30,973,082	(25,213,925)	48,447,228	(20,457,179)	10,440,802	(8,741,364)
Net Change in Net Assets from Operations	32,737,653	(15,536,028)	50,982,378	1,202,337	12,129,586	(5,262,041)

Distributions to Shareholders
Class A	—	(1,268,633)	—	(3,242,309)	—	(254,691)
Class I	—	(12,016,630)	—	(8,591,100)	—	(2,986,240)
Change in Net Assets from Distributions to Shareholders	—	(13,285,263)	—	(11,833,409)	—	(3,240,931)

Change in Net Assets from Capital Transactions (Note 6)	9,884,476	19,082,128	(1,689,049)	2,474,438	10,938,611	45,002,716
Change in Net Assets	42,622,129	(9,739,163)	49,293,329	(8,156,634)	23,068,197	36,499,744

Net Assets
Beginning of period	180,909,011	190,648,174	251,340,313	259,496,947	89,964,179	53,464,435
End of period	$223,531,140	$180,909,011	$300,633,642	$251,340,313	$113,032,376	$89,964,179

See accompanying notes to financial statements.

Statements of Changes in Net Assets, continued

	Praxis Genesis Conservative Portfolio		Praxis Genesis Balanced Portfolio		Praxis Genesis Growth Portfolio
	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018
From Operations
Net investment income (loss)	$153,854	$475,150	$205,317	$1,514,802	$(16,356)	$1,241,505
Net realized gains (losses) on investments in affiliates	(18,453)	12,308	(88,609)	191,365	(75,185)	198,142
Capital gain distributions from investments in affiliates	—	130,284	—	893,056	—	1,065,133
Net change in unrealized appreciation/(depreciation) on investments in affiliates	1,799,974	(1,226,811)	7,976,082	(6,154,024)	8,279,531	(6,703,218)
Net Change in Net Assets from Operations	1,935,375	(609,069)	8,092,790	(3,554,801)	8,187,990	(4,198,438)

Distributions to Class A Shareholders	(153,815)	(833,663)	(209,615)	(3,586,043)	—	(3,541,941)

Change in Net Assets from Capital Transactions (Note 6)	563,999	710,449	(236,020)	4,315,966	337,084	3,490,426
Change in Net Assets	2,345,559	(732,283)	7,647,155	(2,824,878)	8,525,074	(4,249,953)

Net Assets
Beginning of period	22,148,430	22,880,713	70,368,278	73,193,156	60,684,588	64,934,541
End of period	$24,493,989	$22,148,430	$78,015,433	$70,368,278	$69,209,662	$60,684,588

See accompanying notes to financial statements.

Financial Highlights

For a share outstanding throughout the period indicated

Praxis Impact Bond Fund - Class A

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Net asset value at beginning of period	$10.12		$10.39	$10.30	$10.32	$10.54	$10.27
Net investment income(a)	0.12		0.22	0.21	0.20	0.23	0.24
Net realized and unrealized gains (losses) on investments	0.46		(0.26)	0.11	0.02	(0.19)	0.29
Total from investment operations	0.58		(0.04)	0.32	0.22	0.04	0.53
Less distributions:
Dividends from net investment income	(0.12)		(0.23)	(0.23)	(0.23)	(0.25)	(0.26)
Distributions from net realized gains	—		—	—	(0.01)	(0.01)	—
Total distributions	(0.12)		(0.23)	(0.23)	(0.24)	(0.26)	(0.26)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$10.58		$10.12	$10.39	$10.30	$10.32	$10.54
Total return (excludes sales charge)	5.72	%(c)	(0.36%)	3.11%	2.13%	0.33%	5.21%
Net assets at end of period (in 000s)	$60,281		$60,692	$91,048	$83,211	$79,999	$74,950
Ratio of net expenses to average net assets	0.97	%(d)	0.97%	0.93%	0.94%	0.93%	0.93%
Ratio of net investment income to average net assets	2.32	%(d)	2.15%	2.02%	1.87%	2.16%	2.32%
Ratio of gross expenses to average net assets	0.97	%(d)	0.98%*	0.98%*	0.99%*	0.98%*	0.94%*
Portfolio turnover rate	9.75	%(c)	27.27%	17.36%	16.05%	22.67%	16.48%

Praxis Impact Bond Fund - Class I

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Net asset value at beginning of period	$10.08		$10.35	$10.25	$10.27	$10.50	$10.22
Net investment income(a)	0.14		0.26	0.25	0.26	0.27	0.28
Net realized and unrealized gains (losses) on investments	0.45		(0.26)	0.11	0.00 (b)	(0.20)	0.30
Total from investment operations	0.59		0.00 (b)	0.36	0.26	0.07	0.58
Less distributions:
Dividends from net investment income	(0.14)		(0.27)	(0.26)	(0.27)	(0.29)	(0.30)
Distributions from net realized gains	—		—	—	(0.01)	(0.01)	—
Total distributions	(0.14)		(0.27)	(0.26)	(0.28)	(0.30)	(0.30)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$10.53		$10.08	$10.35	$10.25	$10.27	$10.50
Total return	5.89	%(c)	0.08%	3.58%	2.55%	0.72%	5.66%
Net assets at end of period (in 000s)	$489,815		$449,146	$432,654	$381,697	$353,954	$330,742
Ratio of expenses to average net assets	0.53	%(d)	0.53%	0.54%	0.54%	0.54%	0.53%
Ratio of net investment income to average net assets	2.76	%(d)	2.60%	2.41%	2.41%	2.55%	2.73%
Portfolio turnover rate	9.75	%(c)	27.27%	17.36%	16.05%	22.67%	16.48%

*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.
(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis International Index Fund - Class A

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Net asset value at beginning of period	$9.77		$11.69	$9.47	$9.15	$9.85	$10.64
Net investment income(a)	0.12		0.17	0.13	0.13	0.14	0.20
Net realized and unrealized gains (losses) on investments and foreign currencies	1.09		(1.94)	2.23	0.32	(0.71)	(0.81)
Total from investment operations	1.21		(1.77)	2.36	0.45	(0.57)	(0.61)
Less distributions:
Dividends from net investment income	—		(0.15)	(0.14)	(0.13)	(0.13)	(0.18)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$10.98		$9.77	$11.69	$9.47	$9.15	$9.85
Total return (excludes sales charge)	12.38	%(c)	(15.13%)	24.97%	4.97%	(5.76%)	(5.70%)
Net assets at end of period (in 000s)	$10,866		$11,853	$26,344	$18,877	$17,631	$18,370
Ratio of expenses to average net assets	1.51	%(d)	1.31%	1.26%	1.32%	1.33%	1.28%
Ratio of net investment income to average net assets	2.11	%(d)	1.52%	1.22%	1.45%	1.45%	1.88%
Portfolio turnover rate	5.57	%(c)	21.08%	5.22%	10.26%	4.48%	5.73%

Praxis International Index Fund - Class I

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Net asset value at beginning of period	$9.80		$11.75	$9.51	$9.19	$9.89	$10.70
Net investment income(a)	0.16		0.25	0.19	0.19	0.20	0.25
Net realized and unrealized gains (losses) on investments and foreign currencies	1.11		(1.96)	2.25	0.31	(0.71)	(0.82)
Total from investment operations	1.27		(1.71)	2.44	0.50	(0.51)	(0.57)
Less distributions:
Dividends from net investment income	—		(0.24)	(0.20)	(0.18)	(0.19)	(0.24)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$11.07		$9.80	$11.75	$9.51	$9.19	$9.89
Total return	12.96	%(c)	(14.52%)	25.67%	5.48%	(5.19%)	(5.36%)
Net assets at end of period (in 000s)	$266,213		$237,982	$257,538	$173,598	$153,099	$154,074
Ratio of expenses to average net assets	0.62	%(d)	0.65%	0.72%	0.77%	0.78%	0.78%
Ratio of net investment income to average net assets	3.10	%(d)	2.21%	1.75%	2.01%	1.97%	2.35%
Portfolio turnover rate	5.57	%(c)	21.08%	5.22%	10.26%	4.48%	5.73%

(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Value Index Fund - Class A

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Net asset value at beginning of period	$11.81		$13.82	$12.64	$11.17	$12.54	$11.21
Net investment income(a)	0.12		0.23	0.21	0.19	0.20	0.18
Net realized and unrealized gains (losses) on investments	1.92		(1.38)	1.85	1.61	(1.00)	1.23
Total from investment operations	2.04		(1.15)	2.06	1.80	(0.80)	1.41
Less distributions:
Dividends from net investment income	—		(0.23)	(0.13)	(0.23)	(0.28)	(0.08)
Distributions from net realized gains	—		(0.63)	(0.75)	(0.10)	(0.29)	—
Total distributions	—		(0.86)	(0.88)	(0.33)	(0.57)	(0.08)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$13.85		$11.81	$13.82	$12.64	$11.17	$12.54
Total return (excludes sales charge)	17.27	%(c)	(8.47%)	16.31%	16.13%	(6.41%)	12.57%
Net assets at end of period (in 000s)	$28,341		$18,124	$25,057	$21,676	$17,453	$17,356
Ratio of expenses to average net assets	0.90	%(d)	0.89%	0.94%	0.94%	0.94%	0.87%
Ratio of net investment income to average net assets	1.87	%(d)	1.69%	1.58%	1.68%	1.62%	1.53%
Portfolio turnover rate	3.19	%(c)	32.38%	31.87%	48.26%	21.38%	20.53%

Praxis Value Index Fund - Class I

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Net asset value at beginning of period	$11.72		$13.74	$12.56	$11.09	$12.46	$11.14
Net investment income(a)	0.15		0.30	0.28	0.26	0.26	0.23
Net realized and unrealized gains (losses) on investments	1.90		(1.38)	1.85	1.60	(1.00)	1.22
Total from investment operations	2.05		(1.08)	2.13	1.86	(0.74)	1.45
Less distributions:
Dividends from net investment income	—		(0.31)	(0.20)	(0.29)	(0.34)	(0.13)
Distributions from net realized gains	—		(0.63)	(0.75)	(0.10)	(0.29)	—
Total distributions	—		(0.94)	(0.95)	(0.39)	(0.63)	(0.13)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$13.77		$11.72	$13.74	$12.56	$11.09	$12.46
Total return	17.49	%(c)	(8.06%)	16.91%	16.75%	(6.00%)	13.03%
Net assets at end of period (in 000s)	$195,190		$162,785	$165,591	$137,191	$113,927	$108,845
Ratio of expenses to average net assets	0.45	%(d)	0.42%	0.45%	0.44%	0.45%	0.45%
Ratio of net investment income to average net assets	2.34	%(d)	2.18%	2.07%	2.25%	2.11%	1.94%
Portfolio turnover rate	3.19	%(c)	32.38%	31.87%	48.26%	21.68%	20.53%

(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Growth Index Fund - Class A

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Net asset value at beginning of period	$22.05		$23.05	$18.82	$17.68	$17.25	$15.19
Net investment income(a)	0.12		0.15	0.17	0.15	0.18	0.12
Net realized and unrealized gains (losses) on investments and foreign currencies	4.31		(0.13)	4.78	1.11	0.46	2.05
Total from investment operations	4.43		0.02	4.95	1.26	0.64	2.17
Less distributions:
Dividends from net investment income	—		(0.21)	(0.08)	(0.12)	(0.21)	(0.11)
Distributions from net realized gains	—		(0.81)	(0.64)	—	—	—
Total distributions	—		(1.02)	(0.72)	(0.12)	(0.21)	(0.11)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$26.48		$22.05	$23.05	$18.82	$17.68	$17.25
Total return (excludes sales charge)	20.09	%(c)	(0.05%)	26.28%	7.15%	3.70%	14.26%
Net assets at end of period (in 000s)	$81,987		$72,735	$87,613	$67,007	$64,689	$55,833
Ratio of expenses to average net assets	0.81	%(d)	0.82%	0.85%	0.86%	0.84%	0.91%
Ratio of net investment income to average net assets	0.93	%(d)	0.59%	0.78%	0.86%	1.00%	0.73%
Portfolio turnover rate	2.53	%(c)	27.24%	27.49%	43.09%	18.68%	19.09%

Praxis Growth Index Fund - Class I

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Net asset value at beginning of period	$22.21		$23.21	$18.93	$17.79	$17.34	$15.27
Net investment income(a)	0.16		0.25	0.26	0.23	0.25	0.20
Net realized and unrealized gains (losses) on investments and foreign currencies	4.34		(0.13)	4.82	1.11	0.47	2.06
Total from investment operations	4.50		0.12	5.08	1.34	0.72	2.26
Less distributions:
Dividends from net investment income	—		(0.31)	(0.16)	(0.20)	(0.27)	(0.19)
Distributions from net realized gains	—		(0.81)	(0.64)	—	—	—
Total distributions	—		(1.12)	(0.80)	(0.20)	(0.27)	(0.19)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$26.71		$22.21	$23.21	$18.93	$17.79	$17.34
Total return	20.26	%(c)	0.39%	26.78%	7.62%	4.10%	14.77%
Net assets at end of period (in 000s)	$218,647		$178,605	$171,884	$136,862	$122,311	$118,619
Ratio of expenses to average net assets	0.43	%(d)	0.43%	0.44%	0.44%	0.44%	0.42%
Ratio of net investment income to average net assets	1.30	%(d)	0.99%	1.18%	1.26%	1.38%	1.22%
Portfolio turnover rate	2.53	%(c)	27.24%	27.49%	43.09%	18.68%	19.09%

(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Small Cap Index Fund - Class A

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Net asset value at beginning of period	$7.44		$8.63	$9.67	$9.45	$11.49	$13.80
Net investment income (loss)(a)	0.02		0.01	0.02	(0.08)	(0.09)	(0.12)
Net realized and unrealized gains (losses) on investments	0.89		(0.73)	1.03	0.85	(0.41)	(0.43)
Total from investment operations	0.91		(0.72)	1.05	0.77	(0.50)	(0.55)
Less distributions:
Dividends from net realized gains	—		(0.47)	(2.09)	(0.55)	(1.54)	(1.76)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$8.35		$7.44	$8.63	$9.67	$9.45	$11.49
Total return (excludes sales charge)	12.23	%(c)	(8.56%)	10.70%	8.18%	(4.53%)	(4.11%)
Net assets at end of period (in 000s)	$4,558		$4,284	$5,449	$5,771	$7,339	$7,664
Ratio of net expenses to average net assets	1.12	%(d)	1.11%	1.13%	1.67%	1.68%	1.69%
Ratio of net investment income (loss) to average net assets	0.42	%(d)	0.13%	0.21%	(1.45%)	(0.75%)	(0.95%)
Ratio of gross expenses to average net assets*	1.59	%(d)	1.49%	1.66%	1.76%	1.81%	1.70%
Portfolio turnover rate	10.19	%(c)	25.17%	103.54%	60.49%	75.84%	73.67%

Praxis Small Cap Index Fund - Class I

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Net asset value at beginning of period	$8.13		$9.36	$10.35	$10.01	$12.01	$14.25
Net investment income (loss)(a)	0.05		0.08	0.09	(0.02)	(0.01)	(0.04)
Net realized and unrealized gains (losses) on investments	0.97		(0.79)	1.09	0.91	(0.45)	(0.44)
Total from investment operations	1.02		(0.71)	1.18	0.89	(0.46)	(0.48)
Less distributions:
Dividends from net investment income	—		(0.05)	(0.08)	—	—	—
Dividends from net realized gains	—		(0.47)	(2.09)	(0.55)	(1.54)	(1.76)
Total distributions	—		(0.52)	(2.17)	(0.55)	(1.54)	(1.76)
Paid-in capital from redemption fees	—		—	—	—	—	0.00 (b)
Net asset value at end of period	$9.15		$8.13	$9.36	$10.35	$10.01	$12.01
Total return	12.55	%(c)	(7.83%)	11.22%	8.93%	(3.99%)	(3.49%)
Net assets at end of period (in 000s)	$108,474		$85,680	$48,015	$42,139	$39,824	$53,783
Ratio of expenses to average net assets	0.46	%(d)	0.46%	0.50%	1.00%	1.06%	1.02%
Ratio of net investment income (loss) to average net assets	1.09	%(d)	0.83%	0.85%	(0.13%)	(0.07%)	(0.28%)
Portfolio turnover rate	10.19	%(c)	25.17%	103.54%	60.49%	75.84%	73.67%

*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.
(a)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Genesis Conservative Portfolio - Class A

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Net asset value at beginning of period	$11.02		$11.75	$11.18	$10.97	$11.34	$11.10
Net investment income(a)	0.08		0.24	0.21	0.19	0.22	0.21
Net realized and unrealized gains (losses) on investments	0.88		(0.55)	0.72	0.29	(0.31)	0.42
Total from investment operations	0.96		(0.31)	0.93	0.48	(0.09)	0.63
Less distributions:
Dividends from net investment income	(0.08)		(0.24)	(0.21)	(0.21)	(0.22)	(0.21)
Distributions from net realized gains	—		(0.18)	(0.15)	(0.06)	(0.06)	(0.18)
Total distributions	(0.08)		(0.42)	(0.36)	(0.27)	(0.28)	(0.39)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$11.90		$11.02	$11.75	$11.18	$10.97	$11.34
Total return (excludes sales charge)	8.69	%(c)	(2.64%)	8.36%	4.23%	(0.81%)	5.68%
Net assets at end of period (in 000s)	$24,494		$22,148	$22,881	$21,596	$19,718	$19,128
Ratio of net expenses to average net assets†	0.60	%(d)	0.60%	0.61%	0.58%	0.60%	0.60%
Ratio of net investment income to average net assets†*	1.32	%(d)	2.08%	1.83%	1.72%	1.95%	1.82%
Ratio of gross expenses to average net assets†**	0.66	%(d)	0.63%	0.64%	0.58%	0.63%	0.62%
Portfolio turnover rate	6.37	%(c)	15.49%	15.88%	11.42%	8.66%	10.78%

†	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which it invests.
*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
**	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.
(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Genesis Balanced Portfolio - Class A

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Net asset value at beginning of period	$12.39		$13.71	$12.55	$12.13	$12.76	$12.50
Net investment income(a)	0.04		0.27	0.28	0.17	0.21	0.17
Net realized and unrealized gains (losses) on investments	1.40		(0.93)	1.40	0.64	(0.42)	0.49
Total from investment operations	1.44		(0.66)	1.68	0.81	(0.21)	0.66
Less distributions:
Dividends from net investment income	(0.04)		(0.27)	(0.29)	(0.19)	(0.22)	(0.17)
Distributions from net realized gains	—		(0.39)	(0.23)	(0.20)	(0.20)	(0.23)
Total distributions	(0.04)		(0.66)	(0.52)	(0.39)	(0.42)	(0.40)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$13.79		$12.39	$13.71	$12.55	$12.13	$12.76
Total return (excludes sales charge)	11.61	%(c)	(4.89%)	13.38%	6.58%	(1.66%)	5.30%
Net assets at end of period (in 000s)	$78,015		$70,368	$73,193	$63,565	$59,742	$57,611
Ratio of expenses to average net assets†	0.54	%(d)	0.52%	0.53%	0.55%	0.54%	0.58%
Ratio of net investment income to average net assets†*	0.55	%(d)	2.04%	2.15%	1.39%	1.65%	1.33%
Portfolio turnover rate	4.83	%(c)	12.90%	11.91%	10.29%	6.53%	10.26%

†	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which it invests.
*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Genesis Growth Portfolio - Class A

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Net asset value at beginning of period	$13.30		$15.09	$13.47	$12.93	$13.79	$13.49
Net investment income (loss)(a)	(0.00	)(b)	0.27	0.32	0.14	0.18	0.13
Net realized and unrealized gains (losses) on investments	1.79		(1.24)	1.93	0.87	(0.52)	0.56
Total from investment operations	1.79		(0.97)	2.25	1.01	(0.34)	0.69
Less distributions:
Dividends from net investment income	—		(0.28)	(0.33)	(0.14)	(0.19)	(0.13)
Distributions from net realized gains	—		(0.54)	(0.30)	(0.33)	(0.33)	(0.26)
Total distributions	—		(0.82)	(0.63)	(0.47)	(0.52)	(0.39)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$15.09		$13.30	$15.09	$13.47	$12.93	$13.79
Total return (excludes sales charge)	13.46	%(c)	(6.52%)	16.71%	7.82%	(2.49%)	5.09%
Net assets at end of period (in 000s)	$69,210		$60,685	$64,935	$53,925	$49,881	$49,670
Ratio of net expenses to average net assets†	0.60	%(d)	0.58%	0.60%	0.61%	0.62%	0.60%
Ratio of net investment income (loss) to average net assets†*	(0.05	%)(d)	1.91%	2.29%	1.09%	1.33%	0.95%
Ratio of gross expenses to average net assets†	0.61	%**(d)	0.58%	0.60%	0.61%	0.62%	0.60%
Portfolio turnover rate	3.52	%(c)	12.72%	11.05%	9.32%	7.39%	8.81%

†	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which it invests.
*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
**	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.
(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Notes to Financial Statements (unaudited)	June 30, 2019

1. Organization:

The Praxis Mutual Funds (the “Trust”) is an open-end management investment company established as a Delaware statuatory trust under a Declaration of Trust dated September 27, 1993, as amended and restated April 28, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2019, the Trust consists of the Praxis Impact Bond Fund, the Praxis International Index Fund, the Praxis Value Index Fund, the Praxis Growth Index Fund, and the Praxis Small Cap Index Fund, (individually a “Fund”, collectively “the Funds”), the Praxis Genesis Conservative Portfolio, the Praxis Genesis Balanced Portfolio, and the Praxis Genesis Growth Portfolio, (individually a “Portfolio”, collectively “the Portfolios”). The Funds and Portfolios are also referred to individually as the Impact Bond Fund, International Index Fund, Value Index Fund, Growth Index Fund, Small Cap Index Fund, Conservative Portfolio, Balanced Portfolio and Growth Portfolio in the financial statements. Each Fund and Portfolio is a diversified series of the Trust. Each Fund and Portfolio follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.”

As of June 30, 2019, the Funds offer Class A and Class I Shares and the Portfolios offer Class A Shares. Each class of shares in a Fund or Portfolio has identical rights and privileges except with respect to fees paid under the distribution and shareholder servicing agreement, certain other class specific expenses and income, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares. Class A has a maximum sales charge on purchases of 5.25 percent as a percentage of the original purchase price, except for the Impact Bond Fund which has a maximum sales charge of 3.75 percent.

2. Significant Accounting Policies:

New Accounting Pronouncement:

In March 2017, FASB issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. ASU 2017-08 does not require an accounting change for securities held at a discount, which continues to accrete to maturity. ASU 2017-08 is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. The Funds and Portfolios have adopted ASU 2017-08 with these financial statements.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting year. Actual results could differ from those estimates.

Securities Valuation:

The Funds and Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Securities generally are valued at fair values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in open-end investment companies are valued at their respective net asset values (“NAVs”) as reported by such companies. The differences between the cost and fair values of investments are reflected as either unrealized appreciation or depreciation.

The Funds use various independent pricing services to value most of their debt investments. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. When valuing foreign securities held by the Funds, certain pricing services might use computerized pricing models to systematically calculate adjustments to foreign security closing prices based on the latest market movements. Such pricing models utilize market data that has been obtained between the local market close and the NYSE close to compute adjustments to foreign security close prices. The methods used by the pricing service and the valuations so established are reviewed by the Pricing Committee of the Funds and Portfolios (“Pricing Committee”) under general supervision of the Board of Trustees (the “Board”). Securities for which market quotations are not readily available (e.g. an approved pricing service does not provide a price, certain stale prices or an event occurs that materially affects the furnished price) are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board. Short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, which approximates fair value. The Portfolios’ investments in the Funds (the “Underlying Funds”) are valued at the closing NAV per share.

Notes to Financial Statements (unaudited), continued	June 30, 2019

In certain circumstances, the Praxis Mutual Funds Valuation Procedures (“Valuation Procedures”) contemplate the Board’s delegation of the implementation of the Valuation Procedures to the Pricing Committee. In valuing restricted securities under the Valuation Procedures, the Pricing Committee will consider (but is not limited to) certain specific and general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Pricing Committee report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.

The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Funds’ and Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities is not necessarily an indication of the risks associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of June 30, 2019, for each Fund’s and Portfolio’s investments are as follows:

Impact Bond Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Asset Backed Securities	$—	$9,758,083	$—	$9,758,083
Municipal Bonds	—	10,660,480	—	10,660,480
Corporate Bonds	—	218,461,660	—	218,461,660
Corporate Notes	—	5,396,202	—	5,396,202
Foreign Governments	—	47,596,762	—	47,596,762
Commercial Mortgage Backed Securities	—	3,021,843	—	3,021,843
U.S. Government Agencies	—	230,939,124	—	230,939,124
Money Market Funds	16,524,875	—	—	16,524,875
Investment Companies	3,520,422	—	—	3,520,422
Total Investments	$20,045,297	$525,834,154	$—	$545,879,451

International Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$181,914,325	$88,074,333	$—	$269,988,658
Preferred Stocks	1,383,229	—	—	1,383,229
Rights	20,443	—	—	20,443
Corporate Notes	—	2,425,574	—	2,425,574
Money Market Funds	2,552,861	—	—	2,552,861
Total Investments	$185,870,858	$90,499,907	$—	$276,370,765

Value Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$220,614,706	$—	$—	$220,614,706
Corporate Notes	—	1,977,998	—	1,977,998
Money Market Funds	1,087,797	—	—	1,087,797
Total Investments	$221,702,503	$1,977,998	$—	$223,680,501

Notes to Financial Statements (unaudited), continued	June 30, 2019

Growth Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$296,965,111	$—	$—	$296,965,111
Corporate Notes	—	2,665,573	—	2,665,573
Money Market Funds	1,176,078	—	—	1,176,078
Total Investments	$298,141,189	$2,665,573	$—	$300,806,762

Small Cap Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$111,743,421	$—	$—	$111,743,421
Corporate Notes	—	964,830	—	964,830
Money Market Funds	258,553	—	—	258,553
Total Investments	$112,001,974	$964,830	$—	$112,966,804

Conservative Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Mutual Funds	$24,484,342	$—	$—	$24,484,342
Money Market Funds	5,854	—	—	5,854
Total Investments	$24,490,196	$—	$—	$24,490,196

Balanced Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Mutual Funds	$78,032,848	$—	$—	$78,032,848
Money Market Funds	531	—	—	531
Total Investments	$78,033,379	$—	$—	$78,033,379

Growth Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Mutual Funds	$69,223,456	$—	$—	$69,223,456
Money Market Funds	261	—	—	261
Total Investments	$69,223,717	$—	$—	$69,223,717

Investment Transactions and Related Income:

Changes in holdings of portfolio investments are reflected in the calculation of each Fund’s and Portfolio’s NAV no later than the first business day following trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period. Realized gains or losses realized on sales of investments are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount calculated using yield to maturity or effective yield. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions received from the Funds’ investments in REITs may be characterized as ordinary income, net capital gains or return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

Notes to Financial Statements (unaudited), continued	June 30, 2019

Allocations:

Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund or Portfolio are allocated proportionally among all Funds and Portfolios daily in relation to the net assets of each Fund or Portfolio or another reasonable measure.

The Portfolios invest in other Praxis equity and fixed income Funds (the “Underlying Funds”) and, as a result, the Portfolios indirectly pay a portion of the operating expenses, including management fees, of the Underlying Funds. These expenses are accrued by the Underlying Funds before their share prices are calculated and are reflected as Acquired Fund Fees and Expenses (“AFFE”) in the Portfolios’ prospectus fee tables. Actual indirect expenses vary depending on how a Portfolio’s assets are allocated among the Underlying Funds.

Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation’s interests. These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Foreign Currency Translation:

The fair value of investment securities and other assets and liabilities of the International Index Fund denominated in foreign currencies are translated into U.S. dollars at the current exchange rate at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

The Funds and Portfolios do not isolate that portion of the results of operations resulting from the changes in foreign exchange rates on investments from the fluctuations arising from the changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities other than investments in securities at the reporting period, resulting from changes in the exchange rate.

Dividends and Distributions:

Dividends from net investment income, if any, are declared and paid monthly for the Impact Bond Fund and for each of the Portfolios. Dividends from net investment income, if any, are declared and paid annually for the International Index Fund, the Value Index Fund, the Growth Index Fund and the Small Cap Index Fund. To the extent the Portfolios invest in the Impact Bond Fund and receive dividends, they will be paid monthly. Distributions of net realized capital gains from the Underlying Funds are recorded on the ex-dividend date or when the Portfolios are first notified of the dividend. Distributable net realized capital gains of the Funds, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Uninvested Cash:

The Funds may maintain cash at their custodian which, at times, may exceed United States federally insured limits.

Notes to Financial Statements (unaudited), continued	June 30, 2019

Federal Income Taxes:

It is each Fund’s and Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions available to investment companies, as defined in applicable sections of Subchapter M of the Internal Revenue Code, and to distribute timely all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains earned on foreign investments at various rates. Where available, the Funds will file for claims on foreign taxes withheld.

Redemption Fees:

The Funds and Portfolios will charge a redemption fee of two percent of the total redemption amount if a shareholder sells or exchanges shares after holding them for less than 30 days subject to certain exceptions and limitations described in the Prospectus. Amounts charged are included in Paid-in Capital Share Transactions as disclosed in Note 6 to the Financial Statements.

3. Purchases and Sales of Securities:

Purchases, sales and maturities of securities (excluding short-term debt securities having maturities one year or less and U.S. Government Securities) for the six months ended June 30, 2019 were as follows:

	Purchases	Sales
Impact Bond Fund	$35,009,093	$21,201,603
International Index Fund	14,720,500	16,400,967
Value Index Fund	20,537,066	6,553,862
Growth Index Fund	7,133,748	7,137,152
Small Cap Index Fund	23,912,188	10,699,460
Conservative Portfolio	2,038,659	1,487,462
Balanced Portfolio	3,608,639	3,854,692
Growth Portfolio	2,632,285	2,322,508

4. Investment Transactions with Affiliates:

The Portfolios invest in the Underlying Funds, which are also advised by Everence Capital Management, Inc. (the “Adviser”). The Underlying Funds are deemed affiliates of the Portfolios, and the related activities in those investments were as follows:

	For the six months ended June 30, 2019
Affiliate	Fair Value at December 31, 2018	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Fair Value at June 30, 2019	Dividend Income	Long-Term Capital Gain Distributions	Shares at June 30, 2019
Praxis Genesis Conservative Portfolio
Growth Index - Class I	$1,987,450	$149,314	$(227,540)	$7,964	$389,218	$2,306,406	$—	$—	86,350
Impact Bond - Class I	15,676,788	1,590,717	(815,841)	(19,766)	740,081	17,171,979	223,492	—	1,630,767
International Index - Class I	1,965,006	111,985	(181,405)	(2,935)	256,437	2,149,088	—	—	194,136
Small Cap Index - Class I	533,239	37,328	(46,135)	(6,538)	73,038	590,932	—	—	64,583
Value Index - Class I	1,989,141	149,314	(216,540)	2,822	341,200	2,265,937	—	—	164,556
Total	$22,151,624	$2,038,658	$(1,487,461)	$(18,453)	$1,799,974	$24,484,342	$223,492	$—	2,140,392

	For the six months ended June 30, 2019
Affiliate	Fair Value at December 31, 2018	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Fair Value at June 30, 2019	Dividend Income	Long-Term Capital Gain Distributions	Shares at June 30, 2019
Praxis Genesis Balanced Portfolio
Growth Index - Class I	$11,053,957	$360,965	$(844,523)	$34,491	$2,159,599	$12,764,489	$—	$—	477,892
Impact Bond - Class I	28,801,379	2,371,045	(1,087,326)	(28,341)	1,345,559	31,402,316	408,518	—	2,982,176
International Index - Class I	12,618,635	309,399	(790,592)	(26,536)	1,645,310	13,756,216	—	—	1,242,657
Small Cap Index - Class I	6,850,982	206,266	(341,727)	(42,457)	896,739	7,569,803	—	—	827,301
Value Index - Class I	11,066,475	360,965	(790,525)	(25,766)	1,928,875	12,540,024	—	—	910,677
Total	$70,391,428	$3,608,640	$(3,854,693)	$(88,609)	$7,976,082	$78,032,848	$408,518	$—	6,440,703

Notes to Financial Statements (unaudited), continued	June 30, 2019

	For the six months ended June 30, 2019
Affiliate	Fair Value at December 31, 2018	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Fair Value at June 30, 2019	Dividend Income	Long-Term Capital Gain Distributions	Shares at June 30, 2019
Praxis Genesis Growth Portfolio
Growth Index - Class I	$12,309,511	$396,173	$(633,195)	$18,561	$2,456,102	$14,547,152	$—	$—	544,633
Impact Bond - Class I	12,522,616	1,189,157	(328,412)	(9,060)	592,820	13,967,121	181,065	—	1,326,412
International Index - Class I	14,619,402	352,154	(540,395)	(24,730)	1,911,514	16,317,945	—	—	1,474,069
Small Cap Index - Class I	8,931,310	298,628	(246,309)	(36,373)	1,153,447	10,100,703	—	—	1,103,902
Value Index - Class I	12,326,493	396,173	(574,196)	(23,583)	2,165,648	14,290,535	—	—	1,037,802
Total	$60,709,332	$2,632,285	$(2,322,507)	$(75,185)	$8,279,531	$69,223,456	$181,065	$—	5,486,818

5. Related Party Transactions:

The Adviser provides investment advisory services to the Funds and Portfolios. Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds and Portfolios as follows:

Impact Bond Fund	0.40%
International Index Fund	0.55%
Value Index Fund	0.30%
Growth Index Fund	0.30%
Small Cap Index Fund	0.30%
Conservative Portfolio	0.05%
Balanced Portfolio	0.05%
Growth Portfolio	0.05%

The Adviser has retained Aperio Group LLC (the “Sub-Adviser”) to perform the daily investment of the assets of the International Index Fund under the terms of a Sub-Advisory Agreement. The Adviser (not the Fund) pays the Sub-Adviser a fee for these services.

The Adviser has entered into an expense limitation agreement effective until April 30, 2020. Pursuant to this agreement, the Adviser has agreed to reduce its fees (but not below zero) and/or reimburse expenses to the extent necessary in order to limit the Total Annual Fund Operating Expenses (excluding AFFE), brokerage costs, interest, taxes, dividends, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) of certain Funds and the Portfolios. Those Funds and Portfolios have agreed to repay the Adviser for the amount of fee reduction and/or expense reimbursements by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) to exceed the contractual expense limit in place at the time of the fee reduction and/or reimbursement and at the time of repayment, and the repayment is made within three years after the year in which the Adviser reduced and/or reimbursed the expense.

The contractual expense limits in place as of June 30, 2019 were:

Small Cap Index Fund (Class A)	1.10%
Conservative Portfolio (Class A)	0.60%
Balanced Portfolio (Class A)	0.60%
Growth Portfolio (Class A)	0.60%

For the six months ended June 30, 2019, the Adviser contractually reduced investment advisory fees and/or reimbursed other operating expenses of the Funds and Portfolios as follows:

Small Cap Index Fund	$10,933
Conservative Portfolio	7,016
Growth Portfolio	2,788

Notes to Financial Statements (unaudited), continued	June 30, 2019

As of June 30, 2019, the Funds and Portfolios had the following amounts (and year of expiration) subject to repayment to the Adviser:

	Year Waived	Year Repayment Expires	Balance
Impact Bond Fund	2016	2019	$30,394
	2017	2020	43,249
	2018	2021	6,169
			$79,812
Small Cap Index Fund	2016	2019	$2,376
	2017	2020	27,926
	2018	2021	19,950
	2019	2022	10,933
			$61,185
Conservative Portfolio	2017	2020	$6,410
	2018	2021	7,745
	2019	2022	7,016
			$21,171
Growth Portfolio	2017	2022	$2,788

U.S. Bancorp Fund Services LLC provides transfer agent, shareholder servicing and dividend disbursing services on behalf of the Trust. For these services, U.S. Bancorp Fund Services LLC receives an annual fee, paid monthly, from each Fund and Portfolio.

Foreside Financial Services, LLC (“Distributor” and “Underwriter”) serves as the Funds’ and Portfolios’ principal Distributor and Underwriter and, as such, acts as exclusive agent for distribution of the Funds’ and Portfolios’ shares. Under the terms of the Underwriting Agreements between the Trust and the Underwriter, the Underwriter earned sales charges from underwriting and broker commissions on the sale of shares during the six months ended June 30, 2019 as follows:

Impact Bond Fund	$1,733
International Index Fund	374
Value Index Fund	737
Growth Index Fund	4,736
Small Cap Index Fund	303
Conservative Portfolio	4,426
Balanced Portfolio	10,823
Growth Portfolio	14,195

The Trust has adopted a Plan of Distribution (“Rule 12b-1 Plan”) under which each Fund and Portfolio may directly incur or reimburse the Adviser or the Underwriter for expenses related to the distribution and promotion of shares. The Rule 12b-1 Plan permits Class A Shares of the Funds and Portfolios to pay a 12b-1 fee of up to 0.50% of the average daily net assets attributable to Class A Shares of the applicable Fund and Portfolio, although the Board has currently authorized the Funds and Portfolios to charge no more than 0.25%. The Distributor may use the 12b-1 fee for shareholder servicing or distribution.

The Trust has entered into a Management and Administration Agreement with Foreside Management Services, LLC (“Foreside”) to serve as business manager and administrator for the Trust on behalf of the Funds. Pursuant to the terms of the Agreement, Foreside, as business manager and administrator for the Trust, performs and coordinates all management and administration services for the Trust either directly or through working with the Trust’s service providers. Services provided under the Agreement by Foreside include, but are not limited to, coordinating and monitoring activities of the third party service providers to the Funds; serving as officers of the Trust, including but not limited to Assistant Secretary, Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and others as are deemed necessary and appropriate; performing compliance services for the Trust, including maintaining the Trust compliance program as required under the 1940 Act; managing the process of filing amendments to the Trust’s registration statement and other reports to shareholders; coordinating the Board meeting preparation process; reviewing financial filings and filing with the SEC; and maintaining books and records in accordance with applicable laws and regulations. For these services, Foreside receives a monthly fee from each Fund and Portfolio. These fees are reflected as in Administration Fees on the Statements of Operations.

Notes to Financial Statements (unaudited), continued	June 30, 2019

6. Capital Share Transactions:

Transactions in shares of the Funds and Portfolios are summarized below:

	Praxis Impact Bond Fund		Praxis International Index Fund
	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$9,555,453	$28,701,765	$874,121	$3,633,923
Dividends reinvested	498,267	1,325,634	—	176,076
Cost of shares redeemed	(13,069,377)	(57,779,121)	(3,236,843)	(16,067,801)
Redemption fees	2,153	2,047	195	66
Class A Share Transactions	$(3,013,504)	$(27,749,675)	$(2,362,527)	$(12,257,736)
Class I Shares:
Proceeds from shares issued	$51,039,964	$135,274,910	$18,563,838	$57,495,101
Dividends reinvested	3,266,888	6,568,005	—	2,920,585
Cost of shares redeemed	(34,312,753)	(113,993,434)	(20,933,937)	(33,910,426)
Redemption fees	920	2,129	55	680
Class I Share Transactions	$19,995,019	$27,851,610	$(2,370,044)	$26,505,940
Net increase (decrease) from capital transactions	$16,981,515	$101,935	$(4,732,571)	$14,248,204
Share Transactions:
Class A Shares:
Issued	922,898	2,833,345	82,342	316,786
Reinvested	48,165	131,074	—	18,022
Redeemed	(1,270,358)	(5,727,942)	(306,562)	(1,375,063)
Change in Class A Shares:	(299,295)	(2,763,523)	(224,220)	(1,040,255)
Class I Shares:
Issued	4,972,525	13,455,703	1,766,060	5,084,094
Reinvested	317,000	653,078	—	298,019
Redeemed	(3,352,769)	(11,344,322)	(1,997,733)	(3,006,741)
Change in Class I Shares:	1,936,756	2,764,459	(231,673)	2,375,372
Net increase (decrease) from share transactions	1,637,461	936	(455,893)	1,335,117

	Praxis Value Index Fund		Praxis Growth Index Fund		Praxis Small Cap Index Fund
	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$8,473,008	$4,543,358	$3,784,292	$9,702,118	$459,491	$1,614,437
Dividends reinvested	—	1,229,004	—	3,137,196	—	237,197
Cost of shares redeemed	(1,592,766)	(9,762,425)	(8,918,446)	(25,288,460)	(703,527)	(2,361,669)
Redemption fees	176	6,563	321	1,080	1,177	627
Class A Share Transactions	$6,880,418	$(3,983,500)	$(5,133,833)	$(12,448,066)	$(242,859)	$(509,408)
Class I Shares:
Proceeds from shares issued	$19,562,936	$40,521,610	$20,381,928	$48,369,360	$16,112,739	$52,448,664
Dividends reinvested	—	9,453,395	—	7,618,743	—	2,732,975
Cost of shares redeemed	(16,559,709)	(26,909,451)	(16,937,949)	(41,067,325)	(4,931,269)	(9,669,515)
Redemption fees	831	74	805	1,726	—	—
Class I Share Transactions	$3,004,058	$23,065,628	$3,444,784	$14,922,504	$11,181,470	$45,512,124
Net increase (decrease) from capital transactions	$9,884,476	$19,082,128	$(1,689,049)	$2,474,438	$10,938,611	$45,002,716

Notes to Financial Statements (unaudited), continued	June 30, 2019

	Praxis Value Index Fund		Praxis Growth Index Fund		Praxis Small Cap Index Fund
	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018
Share Transactions:
Class A Shares:
Issued	633,641	328,689	151,468	396,099	55,729	171,155
Reinvested	—	100,257	—	137,402	—	30,644
Redeemed	(121,969)	(706,795)	(353,278)	(1,036,738)	(85,694)	(257,927)
Change in Class A Shares:	511,672	(277,849)	(201,810)	(503,237)	(29,965)	(56,128)
Class I Shares:
Issued	1,528,803	3,043,398	813,745	1,960,410	1,860,231	6,055,415
Reinvested	—	770,980	—	330,683	—	321,442
Redeemed	(1,249,227)	(1,974,305)	(671,334)	(1,653,588)	(547,730)	(962,766)
Change in Class I Shares:	279,576	1,840,073	142,411	637,505	1,312,501	5,414,091
Net increase (decrease) from share transactions	791,248	1,562,224	(59,399)	134,268	1,282,536	5,357,963

	Praxis Genesis Conservative Portfolio		Praxis Genesis Balanced Portfolio		Praxis Genesis Growth Portfolio
	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$2,117,528	$3,177,620	$3,612,915	$9,525,960	$3,259,662	$6,791,036
Dividends reinvested	151,262	825,743	208,389	3,569,280	—	3,530,838
Cost of shares redeemed	(1,704,854)	(3,293,123)	(4,057,493)	(8,779,638)	(2,922,596)	(6,831,507)
Redemption fees	63	209	169	364	18	59
Class A Share Transactions	$563,999	$710,449	$(236,020)	$4,315,966	$337,084	$3,490,426
Net increase (decrease) from capital transactions	$563,999	$710,449	$(236,020)	$4,315,966	$337,084	$3,490,426
Share Transactions:
Class A Shares:
Issued	183,633	273,385	271,390	700,091	224,837	451,076
Reinvested	13,057	73,377	15,585	280,223	—	258,394
Redeemed	(147,995)	(284,777)	(308,252)	(640,579)	(203,067)	(447,533)
Change in Class A Shares:	48,695	61,985	(21,277)	339,735	21,770	261,937
Net increase (decrease) from share transactions	48,695	61,985	(21,277)	339,735	21,770	261,937

7. Federal Income Tax Information:

The character of dividends paid to shareholders of the Funds and Portfolios for federal income tax purposes during the periods ended June 30, 2019 and December 31, 2018 was as follows:

	Praxis Impact Bond Fund		Praxis International Index Fund		Praxis Value Index Fund
	2019	2018	2019	2018	2019	2018
From ordinary income	$7,020,018	$14,108,903	$—	$6,039,182	$—	$7,412,589
From long-term capital gains	—	—	—	—	—	5,872,674
Total distributions	$7,020,018	$14,108,903	$—	$6,039,182	$—	$13,285,263

	Praxis Growth Index Fund		Praxis Small Cap Index Fund
	2019	2018	2019	2018
From ordinary income	$—	$5,042,115	$—	$1,051,897
From long-term capital gains	—	6,791,294	—	2,189,034
Total distributions	$—	$11,833,409	$—	$3,240,931

	Praxis Genesis Conservative Portfolio		Praxis Genesis Balanced Portfolio		Praxis Genesis Growth Portfolio
	2019	2018	2019	2018	2019	2018
From ordinary income	$153,815	$495,849	$209,615	$1,591,163	$—	$1,310,288
From long-term capital gains	—	337,814	—	1,994,880	—	2,231,653
Total distributions	$153,815	$833,663	$209,615	$3,586,043	$—	$3,541,941

Notes to Financial Statements (unaudited), continued	June 30, 2019

The following information is computed on a tax basis for each item as of December 31, 2018:

	Praxis Impact Bond Fund	Praxis International Index Fund	Praxis Value Index Fund
Tax cost of portfolio investments	$511,171,499	$226,874,899	$163,841,131
Gross unrealized appreciation	4,793,714	44,151,781	27,146,143
Gross unrealized depreciation	(9,214,980)	(19,656,823)	(11,191,185)
Net unrealized appreciation (depreciation) on investments	$(4,421,266)	$24,494,958	$15,954,958
Net unrealized appreciation on foreign currency transactions	—	2,664	—
Undistributed ordinary income	—	—	477,337
Undistributed long-term capital gains	—	—	3,870,997
Qualified late year ordinary losses	—	(188,398)	—
Accumulated capital and other losses	(2,327,045)	(18,617,637)	—
Distributable earnings (accumulated deficit)	$(6,748,311)	$5,691,587	$20,303,292

	Praxis Growth Index Fund	Praxis Small Cap Index Fund
Tax cost of portfolio investments	$166,816,082	$92,663,378
Gross unrealized appreciation	88,008,721	6,494,975
Gross unrealized depreciation	(3,721,658)	(10,491,070)
Net unrealized appreciation (depreciation) on investments	$84,287,063	$(3,996,095)
Undistributed ordinary income	326,007	—
Undistributed long-term capital gains	17,064,952	259,028
Post-October capital losses	—	(204,832)
Distributable earnings (accumulated deficit)	$101,678,022	$(3,941,899)

	Praxis Genesis Conservative Portfolio	Praxis Genesis Balanced Portfolio	Praxis Genesis Growth Portfolio
Tax cost of portfolio investments	$21,217,660	$63,469,332	$52,936,417
Gross unrealized appreciation	1,382,749	8,535,357	9,433,204
Gross unrealized depreciation	(447,427)	(1,612,805)	(1,660,038)
Net unrealized appreciation on investments	$935,322	$6,922,552	7,773,166
Undistributed ordinary income	—	—	5,135
Undistributed long-term capital gains	105,761	844,884	1,054,831
Post-October capital losses	—	(20,639)	—
Distributable earnings (accumulated deficit)	$1,041,083	$7,746,797	$8,833,132

Post-October capital losses listed above incurred after October 31, 2018 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral on wash sales loss and nontaxable distributions, as well as investments in Passive Foreign Investment Companies.

For the latest tax year ended December 31, 2018, the following Funds have capital loss carry forwards (“CLCFs”) as summarized below.

CLCFs not subject to expiration:

	Praxis Impact Bond Fund	Praxis International Index Fund
No expiration - short-term	$553,679	$9,842,793
No expiration - long-term	1,773,366	8,774,844
	$2,327,045	$18,617,637

The federal tax cost, unrealized appreciation (depreciation) as of June 30, 2019 is as follows:

	Praxis Impact Bond Fund	Praxis International Index Fund	Praxis Value Index Fund
Tax cost of portfolio investments	$527,225,695	$223,487,244	$176,733,236
Gross unrealized appreciation	20,099,812	67,014,150	55,213,308
Gross unrealized depreciation	(1,446,056)	(14,130,629)	(8,266,043)
Net unrealized appreciation on investments	$18,653,756	$52,883,521	$46,947,265

Notes to Financial Statements (unaudited), continued	June 30, 2019

	Praxis Growth Index Fund	Praxis Small Cap Index Fund
Tax cost of portfolio investments	$168,072,471	$106,511,388
Gross unrealized appreciation	135,043,338	16,477,104
Gross unrealized depreciation	(2,309,047)	(10,021,688)
Net unrealized appreciation on investments	$132,734,291	$6,455,416

	Praxis Genesis Conservative Portfolio	Praxis Genesis Balanced Portfolio	Praxis Genesis Growth Portfolio
Tax cost of portfolio investments	$21,785,363	$63,215,430	$53,257,230
Gross unrealized appreciation	2,820,280	15,232,498	16,684,294
Gross unrealized depreciation	(115,447)	(414,549)	(717,807)
Net unrealized appreciation on investments	$2,704,833	$14,817,949	$15,966,487

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral on wash sale losses and nontaxable distributions, as well as investments in Passive Foreign Investment Companies.

The Funds and Portfolios have analyzed their tax positions taken on Federal income tax returns for the current and all open tax years (generally, three years) and have concluded that no provisions for income tax is required in their financial statements. The Funds and Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities.

8. Commitments and Contingencies

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s and Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund or Portfolio. However, based on experience, the Trust expects the risk of loss to be remote.

9. Special Meeting of Shareholders of the International Index Fund

A Special Meeting of Shareholders of the International Index Fund was held on January 28, 2019 for the purpose of voting to approve a new investment sub-advisory agreement between Everence Capital Management, Inc. and Aperio Group, LLC, for the Fund. At the meeting, the proposal set forth in the shareholder proxy statement was approved. The voting results for the proposal were as follows:

For	% For Voted	% For of Outstanding Shares	Against	% Against Voted	% Against of Outstanding Shares	Abstain	% Abstain Voted	% of Abstain of Outstanding Shares
21,802,126.848	99.94%	87.19%	207.000	0.00%	0.00%	12,183.117	0.06%	0.05%

10. Subsequent Events

The Funds and Portfolios evaluated subsequent events from June 30, 2019 through the date these financial statements were issued. There were no significant events that would have a material impact on the Funds’ and Portfolios’ financial statements.

Additional Fund Information (unaudited)	June 30, 2019

Praxis Impact Bond Fund

Security Allocation	Percentage of Net Assets
Asset Backed Security	1.8%
Commercial Mortgage Backed Security	0.5%
Corporate Bond	39.7%
Corporate Notes	1.0%
Federal Home Loan Bank	4.5%
Federal Home Loan Mortgage Corporation	12.2%
Federal National Mortgage Association	22.1%
Foreign Governments	8.7%
Government National Mortgage Association	0.1%
Investment Company	0.6%
Municipal Bond	1.9%
Overseas Private Investment Corporation	0.9%
Small Business Administration **	0.0%
United States Agency of International Development	2.0%
United States Deparment of Housing and Urban Development	0.2%
Money Market Funds	3.0%
Total	99.2%

** Amount rounds to less than 0.1%

Praxis International Index Fund

Security Allocation	Percentage of Net Assets
Australia	4.5%
Austria	0.4%
Belgium	0.4%
Bermuda	0.9%
Brazil	1.4%
Canada	6.5%
Cayman Islands	5.2%
Chile	0.4%
China	3.5%
Columbia	0.6%
Denmark	1.2%
Finland	0.6%
France	7.2%
Germany	5.9%
Hong Kong	2.4%
Hungary **	0.0%
India	2.9%
Indonesia	0.6%
Ireland	0.3%
Israel	0.3%
Italy	0.7%
Japan	15.9%
Jersey	1.3%
Luxembourg	0.4%
Mexico	0.9%
Netherlands	3.3%
Norway	1.0%
Papua New Guinea	0.2%
Peru	0.2%
Portugal	0.2%
Russia	0.3%
Singapore	1.2%
South Africa	1.7%
South Korea	2.6%
Spain	1.7%
Sweden	1.5%
Switzerland	6.4%
Taiwan	2.7%
Turkey	0.2%
United Kingdom	9.5%
United States	0.3%

Praxis International Index Fund

Security Allocation (continued)	Percentage of Net Assets
Preferred Stocks	0.5%
Rights **	0.0%
Corporate Notes	0.9%
Money Market Funds	0.9%
Total	99.7%

**	Amount rounds to less than 0.1%

Praxis International Index Fund

Security Allocation	Percentage of Net Assets
Air Freight & Logistics	0.3%
Airlines	0.1%
Auto Components	1.0%
Automobiles	2.6%
Banks	14.1%
Beverages	0.6%
Biotechnology	0.5%
Building Products	0.2%
Capital Markets	1.5%
Chemicals	3.2%
Commercial Services & Supplies	0.2%
Communications Equipment	0.3%
Community Development	0.9%
Construction & Engineering	1.2%
Construction Materials	0.7%
Containers and Packaging	0.2%
Diversified Consumer Services	0.5%
Diversified Financial Services	0.7%
Diversified Telecommunications Services	2.7%
Electric Utilities	1.2%
Electrical Equipment	1.7%
Electronic Equipment, Instruments, & Components	1.5%
Energy Equipment & Services	0.2%
Entertainment	0.7%
Equity Real Estate Investment Trusts (REITs)	1.1%
Food & Staples Retailing	1.7%
Food Products	3.8%
Gas Utilities	0.4%
Health Care Equipment & Supplies	1.6%
Health Care Providers & Services	0.3%
Hotels, Restaurants and Leisure	1.2%
Household Durables	1.4%
Household Products	0.7%
Industrial Conglomerates	0.6%
Insurance	6.1%
Interactive Media & Services	2.1%
Internet & Direct Marketing Retail	1.5%
IT Services	1.4%
Leisure Products	0.1%
Life Sciences Tools & Services	0.5%
Machinery	1.8%
Marine	0.3%
Media	1.6%
Metals & Mining	3.3%
Multi-Line Retail	0.3%
Multi-Utilities	0.8%
Oil, Gas, & Consumable Fuels	5.2%
Paper & Forest Products	0.2%
Personal Products	2.3%
Pharmaceuticals	5.6%
Professional Services	1.5%
Real Estate Management and Development	2.2%

Additional Fund Information (unaudited), continued	June 30, 2019

Praxis International Index Fund

Security Allocation (continued)	Percentage of Net Assets
Road and Rail	1.5%
Semiconductors & Semiconductor Equipment	2.8%
Software	1.4%
Specialty Retail	0.4%
Technology Hardware, Storage, & Peripherals	0.9%
Textiles, Apparel, & Luxury Goods	0.9%
Trading Companies & Distributors	1.5%
Transportation Infrastructure	0.5%
Water Utilities	0.3%
Wireless Telecommunication Services	2.2%
Money Market Funds	0.9%
Total	99.7%

Praxis Value Index Fund

Security Allocation	Percentage of Net Assets
Common Stocks	98.7%
Corporate Notes	0.9%
Money Market Funds	0.5%
Total	100.1%

Praxis Growth Index Fund

Security Allocation	Percentage of Net Assets
Common Stocks	98.8%
Corporate Notes	0.9%
Money Market Funds	0.4%
Total	100.1%

Praxis Small Cap Index Fund

Security Allocation	Percentage of Net Assets
Common Stocks	98.8%
Corporate Notes	0.9%
Money Market Funds	0.2%
Total	99.9%

Praxis Genesis Conservative Portfolio

Security Allocation	Percentage of Net Assets
Mutual Funds	100.0%
Money Market Funds **	0.0%
Total	100.0%

**	Amount rounds to less than 0.1%

Praxis Genesis Balanced Portfolio

Security Allocation	Percentage of Net Assets
Mutual Funds	100.0%
Money Market Funds **	0.0%
Total	100.0%

**	Amount rounds to less than 0.1%

Praxis Genesis Growth Portfolio

Security Allocation	Percentage of Net Assets
Mutual Funds	100.0%
Money Market Funds **	0.0%
Total	100.0%

**	Amount rounds to less than 0.1%

Additional Fund Information (unaudited), continued	June 30, 2019

Expense Comparison:

As a shareholder of the Praxis Mutual Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads); redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Praxis Mutual Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 through June 30, 2019.

The Actual Expense example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense example below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Account Value at Beginning of Period ($)		Account Value at End of Period ($)		Expenses Paid During Period ($)*		Expense Ratio During Period (%)**
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Praxis Impact Bond Fund
Class A	1,000.00	1,000.00	1,057.20	1,019.98	4.95	4.86	0.97%
Class I	1,000.00	1,000.00	1,058.90	1,022.17	2.71	2.65	0.53%
Praxis International Index Fund
Class A	1,000.00	1,000.00	1,123.80	1,017.31	7.95	7.55	1.51%
Class I	1,000.00	1,000.00	1,129.60	1,021.72	3.27	3.11	0.62%
Praxis Value Index Fund
Class A	1,000.00	1,000.00	1,172.70	1,020.33	4.85	4.51	0.90%
Class I	1,000.00	1,000.00	1,174.90	1,022.56	2.43	2.26	0.45%
Praxis Growth Index Fund
Class A	1,000.00	1,000.00	1,200.90	1,020.78	4.42	4.06	0.81%
Class I	1,000.00	1,000.00	1,202.60	1,022.66	2.35	2.16	0.43%
Praxis Small Cap Index Fund
Class A	1,000.00	1,000.00	1,122.30	1,019.24	5.89	5.61	1.12%
Class I	1,000.00	1,000.00	1,125.50	1,022.51	2.42	2.31	0.46%
Praxis Genesis Conservative Portfolio
Class A	1,000.00	1,000.00	1,086.90	1,021.82	3.10	3.01	0.60%
Praxis Genesis Balanced Portfolio
Class A	1,000.00	1,000.00	1,116.10	1,022.12	2.83	2.71	0.54%
Praxis Genesis Growth Portfolio
Class A	1,000.00	1,000.00	1,134.60	1,021.82	3.18	3.01	0.60%

* Expenses are equal to average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year

** Annualized.

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For more information about the Praxis Mutual Funds, the following documents are available free upon request:

Proxy Voting:

The Adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds and Portfolios. A description of the policies and procedures that the Adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available (i) without charge, upon request, by calling (800) 977-2947; and (ii) on the Securities and Exchange Commission’s (“Commission’s”) Web site at http://www.sec.gov.

Quarterly Portfolio Disclosure:

The Trust files a complete listing of the Schedules of Portfolio Investments for each Fund and Portfolio as of the end of the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-Q’s successor form, Form N-PORT. The complete listing (i) is available on the Commission’s Web site and (ii) will be made available to shareholders upon request by calling (800) 977-2947. The Statement of Additional Information contains more information about the Funds and Portfolios and can be obtained free of charge by calling (800) 977-2947.

Annual/Semi-Annual Reports:

The Praxis Mutual Funds’ annual and semi-annual reports to shareholders contain additional information on each Fund’s or Portfolio’s investments. In the annual report you find a discussion of the market conditions and investment strategies that significantly affected the Fund’s or Portfolio’s performance during the year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Praxis Mutual Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of reports and the SAI, or request other information and discuss your questions about the Funds or Portfolios, by contacting the broker that sells the Praxis Mutual Funds, or by contacting the Praxis Mutual Funds at:

Praxis Mutual Funds
c/o U.S. Bancorp Fund Services LLC
P.O. Box 701
Milwaukee, WI 53201-0701
Telephone: 1-800-977-2947
Internet: http://www.praxismutualfunds.com(1)

You can review and get copies of the Praxis Mutual Fund’s reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text only copies:

●

For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-1520 or calling (202) 551-8090, or by electronic request, by emailing the SEC at the following address: publicinfo@sec.gov.

●	Free from the Commission’s Web site at http://www.sec.gov.

(1)	The Funds’ site is not a part of this prospectus.

Investment Company Act file no. 811-08056

Praxis Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

2190088

Item 2. Code of Ethics.

Not applicable for semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reporting period.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included in the Annual Report to Shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affected, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of Ethics for Senior Financial Officers is filed herewith.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Praxis Mutual Funds

By (Signature and Title)	/s/ Trent Statczar
Trent Statczar, Treasurer

Date:	September 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Chad Horning
Chad Horning, President

Date:	September 5, 2019

By (Signature and Title)	/s/ Trent Statczar
Trent Statczar, Treasurer

Date:	September 5, 2019